UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite® Index

Fund

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.35%	$ 1,000.00	$ 1,160.50	$ 1.89
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.19	$ 1.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	6.8	7.8
Apple, Inc.	4.4	3.5
Cisco Systems, Inc.	3.9	4.1
Google, Inc. Class A (sub. vtg.)	3.7	3.0
Oracle Corp.	3.6	3.5
Intel Corp.	3.2	3.3
QUALCOMM, Inc.	2.6	2.3
Amgen, Inc.	1.9	2.5
Research In Motion Ltd.	1.6	1.1
Gilead Sciences, Inc.	1.4	1.7
	33.1
Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.2	47.4
Health Care	14.3	15.7
Consumer Discretionary	12.4	10.8
Financials	8.5	10.9
Industrials	5.6	5.9
Consumer Staples	1.9	2.0
Materials	1.1	1.0
Energy	1.1	1.1
Telecommunication Services	1.0	0.9
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,196	$ 5,310
Amerityre Corp. (a)	1,121	282
Ballard Power Systems, Inc. (a)	6,442	12,096
China Automotive Systems, Inc. (a)	1,032	5,614
Dorman Products, Inc. (a)	1,496	21,243
Exide Technologies (a)	4,841	29,627
Federal-Mogul Corp. Class A (a)	6,252	62,520
Fuel Systems Solutions, Inc. (a)	1,416	29,934
Gentex Corp.	8,101	95,511
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	5,256	3,831
Shiloh Industries, Inc. (a)	545	1,303
SORL Auto Parts, Inc. (a)	874	2,902
Spartan Motors, Inc.	2,787	26,309
Strattec Security Corp.	130	1,755
Westport Innovations, Inc. (a)	2,516	14,610
Wonder Auto Technology, Inc. (a)	1,356	11,024
		323,871
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	2,112	25,365
Distributors - 0.1%
Aristotle Corp. (a)	920	3,800
Audiovox Corp. Class A (a)	1,524	8,870
Core-Mark Holding Co., Inc. (a)	900	23,499
LKQ Corp. (a)	8,348	127,641
		163,810
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	1,059	34,598
Apollo Group, Inc. Class A (non-vtg.) (a)	9,407	555,954
Capella Education Co. (a)	960	50,102
Career Education Corp. (a)	5,267	105,761
ChinaCast Education Corp. (a)	1,990	11,522
Coinstar, Inc. (a)	1,823	53,997
Collectors Universe, Inc.	712	3,211
Corinthian Colleges, Inc. (a)	5,169	79,499
Grand Canyon Education, Inc.	3,104	42,090
Learning Tree International, Inc. (a)	1,097	10,454
Lincoln Educational Services Corp. (a)	1,769	32,620
Matthews International Corp. Class A	1,898	54,188
Nobel Learning Communities, Inc. (a)	750	8,843
Princeton Review, Inc. (a)	2,376	11,120
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Steiner Leisure Ltd. (a)	790	$ 23,029
Stewart Enterprises, Inc. Class A	6,460	26,680
StoneMor Partners LP	1,100	17,996
Strayer Education, Inc.	823	151,654
		1,273,318
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	2,444	17,010
Ambassadors Group, Inc.	1,175	14,488
Ambassadors International, Inc. (a)	433	152
Ameristar Casinos, Inc.	3,394	68,118
Benihana, Inc. (a)	188	1,316
Benihana, Inc. Class A (sub. vtg.) (a)	376	2,384
BJ's Restaurants, Inc. (a)	1,726	24,751
Bob Evans Farms, Inc.	2,151	55,496
Buffalo Wild Wings, Inc. (a)	1,178	41,819
California Pizza Kitchen, Inc. (a)	1,536	21,427
Caribou Coffee Co., Inc. (a)	738	4,812
Carrols Restaurant Group, Inc. (a)	1,153	8,648
Century Casinos, Inc. (a)	1,085	2,778
Churchill Downs, Inc.	1,123	43,718
Cosi, Inc. (a)	1,604	1,219
Cracker Barrel Old Country Store, Inc. (d)	1,432	44,993
Ctrip.com International Ltd. sponsored ADR	3,904	159,869
Denny's Corp. (a)	5,557	14,004
Einstein Noah Restaurant Group, Inc. (a)	785	6,194
eLong, Inc. sponsored ADR (a)	893	5,662
Empire Resorts, Inc. (a)(d)	1,916	3,296
Famous Dave's of America, Inc. (a)	251	1,551
FortuNet, Inc.	463	588
Gaming Partners International Corp. (a)	597	3,701
Great Wolf Resorts, Inc. (a)	2,070	5,610
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,597	24,722
International Speedway Corp. Class A	1,576	39,069
Interval Leisure Group, Inc. (a)	3,620	34,643
Isle of Capri Casinos, Inc. (a)	2,440	32,062
Jack in the Box, Inc. (a)	3,350	88,105
Jamba, Inc. (a)	2,400	2,400
McCormick & Schmick's Seafood Restaurants (a)	992	6,845
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	6,259	37,679
Monarch Casino & Resort, Inc. (a)	1,053	8,561
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Morgans Hotel Group Co. (a)	1,579	$ 6,348
MTR Gaming Group, Inc. (a)	1,922	3,229
Multimedia Games, Inc. (a)	948	3,394
O'Charleys, Inc.	1,573	12,694
P.F. Chang's China Bistro, Inc. (a)	1,430	45,674
Panera Bread Co. Class A (a)(d)	1,645	87,580
Papa John's International, Inc. (a)	1,764	47,804
Peet's Coffee & Tea, Inc. (a)	916	23,898
Penn National Gaming, Inc. (a)	4,622	152,850
PokerTek, Inc. (a)	568	562
Premier Exhibitions, Inc. (a)	1,302	911
Red Robin Gourmet Burgers, Inc. (a)	1,128	19,514
Rick's Cabaret International, Inc. (a)	524	3,542
Ruth's Chris Steak House, Inc. (a)	1,086	4,192
Scientific Games Corp. Class A (a)	5,390	96,104
Shuffle Master, Inc. (a)	3,060	13,433
Sonic Corp. (a)	3,638	34,306
Starbucks Corp. (a)	43,892	631,606
Texas Roadhouse, Inc. Class A (a)	4,167	48,462
The Cheesecake Factory, Inc. (a)	3,458	59,166
Town Sports International Holdings, Inc. (a)	1,521	5,947
Wynn Resorts Ltd. (a)	7,314	271,057
Youbet.com, Inc. (a)	1,585	4,359
		2,404,322
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	931	1,974
California Coastal Communities, Inc. (a)	409	687
Cavco Industries, Inc. (a)	956	21,988
Craftmade International, Inc. (a)	649	1,700
Dixie Group, Inc. (a)	767	2,255
Flexsteel Industries, Inc.	620	4,842
Garmin Ltd.	11,856	247,553
Helen of Troy Ltd. (a)	1,774	34,256
Hooker Furniture Corp.	696	8,630
iRobot Corp. (a)	2,106	26,325
Lifetime Brands, Inc.	536	1,796
Makita Corp. sponsored ADR	115	2,585
Palm Harbor Homes, Inc. (a)	1,659	3,766
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc.	624	$ 6,246
Universal Electronics, Inc. (a)	813	15,951
		380,554
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	4,071
Amazon.com, Inc.	25,564	1,993,736
Bidz.com, Inc. (a)(d)	971	2,981
Blue Nile, Inc. (a)	920	42,228
dELiA*s, Inc. (a)	2,226	5,387
Drugstore.com, Inc. (a)	9,138	15,535
Expedia, Inc. (a)	15,405	266,661
Gaiam, Inc. Class A (a)	839	4,648
Hollywood Media Corp. (a)	1,921	2,709
HSN, Inc. (a)	4,047	45,731
Liberty Media Corp. Interactive Series A (a)	34,100	199,826
Netflix, Inc. (a)(d)	3,352	132,136
NutriSystem, Inc.	1,789	24,509
Overstock.com, Inc. (a)	1,236	14,066
PetMed Express, Inc. (a)	1,380	20,176
Priceline.com, Inc. (a)(d)	2,401	264,374
Shutterfly, Inc. (a)	1,684	24,048
Stamps.com, Inc. (a)	989	8,782
Ticketmaster Entertainment, Inc. (a)	3,942	30,669
US Auto Parts Network, Inc. (a)	1,277	4,597
ValueVision Media, Inc. Class A (a)	2,128	1,596
		3,108,466
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	2,434
Escalade, Inc. (a)	749	1,049
Gametech International, Inc. (a)	660	977
JAKKS Pacific, Inc. (a)	1,647	20,999
Johnson Outdoors, Inc. Class A	771	4,780
Pool Corp. (d)	2,803	48,856
RC2 Corp. (a)	1,393	16,758
Smith & Wesson Holding Corp. (a)	2,769	14,620
		110,473
Media - 5.0%
AirMedia Group, Inc. ADR (a)	1,897	12,681
Alloy, Inc. (a)	1,582	8,306
Ascent Media Corp. (a)	954	27,590
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Beasley Broadcast Group, Inc. Class A	689	$ 1,791
Carmike Cinemas, Inc.	861	7,921
Central European Media Enterprises Ltd. Class A (a)	2,235	41,839
CKX, Inc. (a)	7,153	49,856
Comcast Corp.:
Class A	122,903	1,692,374
Class A (special) (non-vtg.)	48,207	626,691
Crown Media Holdings, Inc. Class A (a)(d)	3,856	9,139
CTC Media, Inc. (a)	8,916	88,358
Cumulus Media, Inc. Class A (a)	2,009	2,310
Discovery Communications, Inc. (a)	8,250	185,213
Discovery Communications, Inc. Class C (a)	8,378	174,598
DISH Network Corp. Class A (a)	12,463	204,393
DreamWorks Animation SKG, Inc. Class A (a)	4,890	136,235
EDCI Holdings, Inc. (a)	137	706
Emmis Communications Corp. Class A (a)	2,486	895
Fisher Communications, Inc.	612	7,534
Focus Media Holding Ltd. ADR (a)(d)	7,642	65,721
Global Sources Ltd.	4,093	27,914
Global Traffic Network, Inc. (a)	1,198	3,738
Harris Interactive, Inc. (a)	4,199	2,183
IMAX Corp. (a)	3,000	22,500
Knology, Inc. (a)	2,008	16,064
Lakes Entertainment, Inc. (a)	1,385	4,294
Lamar Advertising Co. Class A (a)	4,572	84,902
Liberty Global, Inc.:
Class A (a)	8,137	112,453
Class B (a)	234	3,159
Class C (a)	7,932	108,510
Liberty Media Corp.:
Capital Series A (a)	5,977	83,021
Entertainment Series A (a)	30,000	724,800
LodgeNet Entertainment Corp. (a)	2,000	11,600
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,583	8,707
Mediacom Communications Corp. Class A (a)	3,246	19,444
Morningstar, Inc. (a)	2,845	117,840
National CineMedia, Inc.	2,536	31,725
Navarre Corp. (a)	871	801
Net Servicos de Comunicacao SA sponsored ADR (d)	2,504	24,740
New Frontier Media, Inc. (a)	1,084	2,385
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp.:
Class A	108,126	$ 1,057,472
Class B (d)	47,402	532,324
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	1,108
Outdoor Channel Holdings, Inc. (a)	1,940	13,580
Private Media Group, Inc. (a)	2,365	2,010
Radio One, Inc. Class D (non-vtg.) (a)	3,233	1,035
RCN Corp. (a)	3,859	21,225
Regent Communication, Inc. (a)	1,974	257
Rentrak Corp. (a)	552	5,354
RRSat Global Communications Network Ltd.	1,101	11,616
Salem Communications Corp. Class A (a)	1,009	989
Scholastic Corp.	2,159	42,316
Sinclair Broadcast Group, Inc. Class A	2,661	4,683
Sirius XM Radio, Inc. (a)	238,680	83,419
Spanish Broadcasting System, Inc. Class A (a)	1,167	222
The DIRECTV Group, Inc. (a)(d)	60,604	1,363,590
Thomson Reuters PLC ADR	162	26,605
Value Line, Inc.	658	19,648
Virgin Media, Inc.	19,827	172,495
VisionChina Media, Inc. ADR (a)	4,101	24,729
WPP PLC sponsored ADR	1,012	37,839
WPT Enterprises, Inc. (a)	1,455	1,266
Xinhua Sports & Entertainment sponsored ADR (a)	1,611	1,095
		8,179,808
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	5,230	234,147
Fred's, Inc. Class A	2,706	34,718
Sears Holdings Corp. (a)(d)	7,258	412,617
The Bon-Ton Stores, Inc. (d)	647	2,452
Tuesday Morning Corp. (a)	2,430	8,529
		692,463
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	4,321
America's Car Mart, Inc. (a)	902	14,748
bebe Stores, Inc.	5,211	42,001
Bed Bath & Beyond, Inc. (a)	15,255	428,818
Big 5 Sporting Goods Corp.	1,981	21,494
Books-A-Million, Inc.	669	4,703
Cache, Inc. (a)	659	2,676
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Casual Male Retail Group, Inc. (a)	2,971	$ 5,199
Charlotte Russe Holding, Inc. (a)	1,484	15,063
Charming Shoppes, Inc. (a)	6,447	24,241
Citi Trends, Inc. (a)	970	25,007
Coldwater Creek, Inc. (a)	5,108	19,410
Conn's, Inc. (a)(d)	1,255	12,512
Cost Plus, Inc. (a)	788	1,332
Destination Maternity Corp. (a)	235	3,243
Dress Barn, Inc. (a)	3,384	53,569
Eddie Bauer Holdings, Inc. (a)	1,788	840
Finish Line, Inc. Class A	2,731	18,871
Gander Mountain Co. (a)	416	2,450
Golfsmith International Holdings, Inc. (a)	629	962
Gymboree Corp. (a)	1,776	65,446
Hastings Entertainment, Inc. (a)	1,374	5,633
Hibbett Sports, Inc. (a)	1,530	27,586
Hot Topic, Inc. (a)	2,522	18,184
Jos. A. Bank Clothiers, Inc. (a)	1,026	38,834
Kirkland's, Inc. (a)	622	4,964
Monro Muffler Brake, Inc.	1,116	29,820
O'Reilly Automotive, Inc. (a)	7,988	287,967
Pacific Sunwear of California, Inc. (a)	4,706	20,189
PetSmart, Inc.	7,449	151,662
Pomeroy IT Solutions, Inc. (a)	627	3,116
Rent-A-Center, Inc. (a)	3,940	76,948
Ross Stores, Inc.	7,743	303,216
Select Comfort Corp. (a)	1,965	1,886
Shoe Carnival, Inc. (a)	605	6,431
Staples, Inc.	42,459	868,287
Stein Mart, Inc. (a)	4,316	29,910
The Children's Place Retail Stores, Inc. (a)	1,667	59,862
Tractor Supply Co. (a)	2,121	81,404
Trans World Entertainment Corp. (a)	1,445	1,156
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,833	32,810
Urban Outfitters, Inc. (a)	9,925	202,669
West Marine, Inc. (a)	1,329	7,549
Wet Seal, Inc. Class A (a)	7,343	23,130
Winmark Corp. (a)	446	5,963
Zumiez, Inc. (a)	2,197	19,597
		3,075,679
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	881	$ 18,290
Columbia Sportswear Co.	1,960	62,152
Crocs, Inc. (a)	7,587	22,078
Deckers Outdoor Corp. (a)	788	45,672
FGX International Ltd. (a)	1,543	20,769
Fossil, Inc. (a)	3,979	89,050
Fuqi International, Inc.	1,433	17,497
G-III Apparel Group Ltd. (a)	990	6,623
Heelys, Inc.	1,200	2,208
Iconix Brand Group, Inc. (a)	3,663	59,304
K-Swiss, Inc. Class A	1,700	14,875
LJ International, Inc. (a)	1,100	1,837
Lululemon Athletica, Inc. (a)(d)	4,581	57,858
Perry Ellis International, Inc. (a)	1,086	8,873
Rocky Brands, Inc. (a)	112	420
Steven Madden Ltd. (a)	1,081	29,425
Tandy Brands Accessories, Inc.	905	2,471
True Religion Apparel, Inc. (a)	1,926	44,414
Volcom, Inc. (a)	1,724	23,567
Wacoal Holdings Corp. sponsored ADR	219	13,523
Weyco Group, Inc.	859	20,642
		561,548
TOTAL CONSUMER DISCRETIONARY		20,299,677
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)	2,921	73,522
Coca-Cola Bottling Co. Consolidated	560	27,317
Hansen Natural Corp. (a)	5,309	194,734
Jones Soda Co. (a)	1,719	1,822
MGP Ingredients, Inc. (a)	535	1,231
National Beverage Corp. (a)	2,629	28,262
		326,888
Food & Staples Retailing - 1.1%
Andersons, Inc.	1,237	31,049
Arden Group, Inc. Class A	165	21,120
Casey's General Stores, Inc.	2,687	67,793
Costco Wholesale Corp.	25,809	1,252,253
Ingles Markets, Inc. Class A	1,509	22,544
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Nash-Finch Co.	843	$ 24,708
Pricesmart, Inc.	2,203	36,856
Spartan Stores, Inc.	1,404	17,424
Susser Holdings Corp. (a)	1,119	15,196
The Pantry, Inc. (a)	1,114	22,191
United Natural Foods, Inc. (a)	2,413	54,847
Village Super Market, Inc. Class A	428	12,391
Whole Foods Market, Inc.	8,238	155,451
Winn-Dixie Stores, Inc. (a)	3,145	47,993
		1,781,816
Food Products - 0.4%
AgFeed Industries, Inc. (a)(d)	1,924	11,659
Alico, Inc.	753	19,239
American Italian Pasta Co. Class A (a)	1,139	31,493
Bridgford Foods Corp. (a)	433	2,793
Cal-Maine Foods, Inc.	1,242	30,354
Calavo Growers, Inc.	1,103	17,736
Cresud S.A.C.I.F. y A. sponsored ADR	3,286	31,480
Diamond Foods, Inc.	982	28,959
Farmer Brothers Co.	1,034	23,069
Green Mountain Coffee Roasters, Inc. (a)	1,462	122,033
Griffin Land & Nurseries, Inc.	256	7,388
Hain Celestial Group, Inc. (a)	2,364	40,590
Imperial Sugar Co.	582	6,018
J&J Snack Foods Corp.	1,119	41,985
John B. Sanfilippo & Son, Inc. (a)	308	2,061
Lancaster Colony Corp.	1,659	76,430
Lance, Inc.	2,150	45,860
Lifeway Foods, Inc. (a)	1,041	11,680
Origin Agritech Ltd. (a)	627	2,696
Sanderson Farms, Inc.	1,284	55,995
Smart Balance, Inc. (a)	4,118	30,473
SunOpta, Inc. (a)	4,632	8,152
Synutra International, Inc. (a)(d)	3,370	34,441
Zhongpin, Inc. (a)	2,040	21,583
		704,167
Household Products - 0.1%
Central Garden & Pet Co. (a)	1,987	21,162
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,713	$ 26,723
WD-40 Co.	1,066	27,695
		75,580
Personal Products - 0.1%
Bare Escentuals, Inc. (a)	5,782	50,593
Chattem, Inc. (a)	1,179	70,422
China Sky One Medical, Inc. (a)	951	14,018
Elizabeth Arden, Inc. (a)	2,138	15,073
Inter Parfums, Inc.	2,545	21,353
Mannatech, Inc.	1,708	5,244
Nutraceutical International Corp. (a)	889	8,428
Parlux Fragrances, Inc. (a)	684	1,382
Physicians Formula Holdings, Inc. (a)	1,230	1,722
Reliv International, Inc.	923	3,138
USANA Health Sciences, Inc. (a)	1,021	27,077
		218,450
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	5,199	25,995
TOTAL CONSUMER STAPLES		3,132,896
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	2,091	21,621
Bronco Drilling Co., Inc. (a)	1,816	10,787
Dawson Geophysical Co. (a)	361	9,696
ENGlobal Corp. (a)	1,250	6,838
Exterran Partners LP	1,705	23,103
Global Industries Ltd. (a)	6,830	47,810
Gulf Island Fabrication, Inc.	1,159	18,428
Hercules Offshore, Inc. (a)	5,079	23,567
Lufkin Industries, Inc.	880	39,934
Matrix Service Co. (a)	1,906	21,576
Mitcham Industries, Inc. (a)	452	2,301
Omni Energy Services Corp. (a)	884	2,016
OYO Geospace Corp. (a)	311	4,821
Patterson-UTI Energy, Inc.	8,554	122,664
PHI, Inc. (non-vtg.) (a)	1,466	23,148
Superior Well Services, Inc. (a)	1,972	19,799
T-3 Energy Services, Inc. (a)	975	14,157
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tesco Corp. (a)	2,917	$ 25,961
TGC Industries, Inc.	1,197	5,578
Trico Marine Services, Inc. (a)	800	2,360
Union Drilling, Inc. (a)	1,261	12,345
		458,510
Oil, Gas & Consumable Fuels - 0.8%
Alliance Holdings GP, LP	3,464	75,515
Alliance Resource Partners LP	2,214	84,265
APCO Argentina, Inc.	1,712	27,204
Approach Resources, Inc. (a)	1,152	10,299
Atlas America, Inc.	2,642	48,666
ATP Oil & Gas Corp. (a)	2,923	26,336
BreitBurn Energy Partners LP	3,399	28,552
Brigham Exploration Co. (a)	2,105	7,115
Calumet Specialty Products Partners LP	1,342	17,708
Capital Product Partners LP	2,320	22,991
Carrizo Oil & Gas, Inc. (a)(d)	1,903	40,629
Clayton Williams Energy, Inc. (a)	702	17,213
Clean Energy Fuels Corp. (a)	3,152	30,354
Copano Energy LLC	2,938	46,450
CREDO Petroleum Corp. (a)	469	4,296
Crosstex Energy LP	2,450	7,669
Crosstex Energy, Inc.	2,275	7,963
Delta Petroleum Corp. (a)	16,416	32,832
Dorchester Minerals LP	1,603	32,862
Double Eagle Petroleum Co. (a)	564	2,679
Eagle Rock Energy Partners LP	3,095	9,254
Energy XXI (Bermuda) Ltd.	6,854	4,318
EV Energy Partners LP	890	18,895
FX Energy, Inc. (a)	3,870	13,816
Geomet, Inc. (a)	2,493	3,116
Georesources, Inc. (a)	687	5,812
GMX Resources, Inc. (a)	1,111	19,631
Golar LNG Ltd. (NASDAQ)	3,967	30,665
Green Plains Renewable Energy, Inc. (a)	167	735
Gulfport Energy Corp. (a)	1,858	11,557
Hiland Holdings GP LP	929	1,496
Hiland Partners LP	290	1,549
Inergy Holdings LP	1,219	46,932
Inergy LP	3,128	79,451
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ivanhoe Energy, Inc. (a)	18,285	$ 29,811
James River Coal Co. (a)	1,669	37,419
Knightsbridge Tankers Ltd.	1,204	18,024
Legacy Reserves LP	1,987	24,480
Linn Energy LLC	6,032	119,132
Marine Petroleum Trust	475	7,510
Martin Midstream Partners LP	1,039	19,627
NGAS Resources, Inc. (a)	1,100	2,574
Pacific Ethanol, Inc. (a)	1,754	667
Parallel Petroleum Corp. (a)	1,957	4,071
Petroleum Development Corp. (a)	1,182	21,406
PrimeEnergy Corp. (a)	168	6,382
Quest Resource Corp. (a)	2,097	1,153
Ram Energy Resources, Inc. (a)	3,575	3,504
Regency Energy Partners LP	2,985	37,730
Rex Energy Corp. (a)	1,792	12,204
Rosetta Resources, Inc. (a)	4,350	37,976
StealthGas, Inc.	1,288	6,376
Syntroleum Corp. (a)	2,008	4,558
Targa Resources Partners LP	2,498	32,849
TC Pipelines LP	2,002	69,449
TEL Offshore Trust	435	2,358
Top Ships, Inc. (a)	1,897	3,453
Toreador Resources Corp.	1,924	7,446
Torm A/S ADR	347	3,578
TransGlobe Energy Corp. (a)	4,888	13,207
Uranium Resources, Inc. (a)	2,300	2,852
Verenium Corp. (a)(d)	2,561	1,537
Warren Resources, Inc. (a)	3,124	6,935
		1,357,093
TOTAL ENERGY		1,815,603
FINANCIALS - 8.5%
Capital Markets - 2.4%
American Capital Ltd. (d)	13,016	35,794
BGC Partners, Inc. Class A	5,310	17,895
Broadpoint Securities Group, Inc. (a)	5,403	23,665
Calamos Asset Management, Inc. Class A	1,792	22,257
Capital Southwest Corp.	223	15,967
Charles Schwab Corp.	68,848	1,211,725
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Cowen Group, Inc. (a)	832	$ 4,218
Diamond Hill Investment Group, Inc.	178	7,061
E*TRADE Financial Corp. (a)(d)	31,623	45,537
Epoch Holding Corp.	1,309	8,338
FBR Capital Markets Corp. (a)	3,144	15,877
FCStone Group, Inc. (a)	1,460	5,957
FirstCity Financial Corp. (a)	1,173	5,630
GFI Group, Inc.	7,257	43,615
Harris & Harris Group, Inc. (a)	1,045	4,619
International Assets Holding Corp. (a)	462	6,741
Knight Capital Group, Inc. Class A (a)	5,267	90,645
Northern Trust Corp.	14,396	829,929
optionsXpress Holdings, Inc.	3,344	57,149
Penson Worldwide, Inc. (a)	2,074	20,491
Prospect Capital Corp.	2,459	20,951
Sanders Morris Harris Group, Inc.	2,380	12,852
SEI Investments Co.	11,371	175,455
Siebert Financial Corp.	2,067	3,245
T. Rowe Price Group, Inc.	15,196	616,502
TD Ameritrade Holding Corp. (a)	33,229	566,222
thinkorswim Group, Inc. (a)	3,816	38,503
Thomas Weisel Partners Group, Inc. (a)	2,194	11,014
TradeStation Group, Inc. (a)	2,552	20,926
U.S. Global Investments, Inc. Class A	870	5,960
		3,944,740
Commercial Banks - 2.5%
1st Source Corp.	1,711	30,627
Alliance Financial Corp.	376	9,400
Amcore Financial, Inc.	1,070	1,145
American National Bankshares, Inc.	549	10,239
American River Bankshares	684	8,201
AmericanWest Bancorp (a)	569	324
Ameris Bancorp	898	5,630
AmeriServ Financial, Inc.	1,045	1,724
Ames National Corp.	710	14,534
Appalachian Bancshares, Inc. (a)	419	503
Arrow Financial Corp.	826	20,733
Associated Banc-Corp. (d)	7,348	106,326
BancFirst Corp.	922	35,571
Bancorp Rhode Island, Inc.	498	10,204
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bancorp, Inc., Delaware (a)	516	$ 3,184
BancTrust Financial Group, Inc.	1,124	4,687
Bank of Florida Corp. (a)	413	1,446
Bank of Granite Corp.	972	3,402
Bank of Marin Bancorp	428	11,556
Bank of the Ozarks, Inc.	1,219	30,829
Banner Corp. (d)	1,305	8,026
BNC Bancorp	475	3,358
BOK Financial Corp.	4,313	174,935
Boston Private Financial Holdings, Inc.	3,646	18,157
Bridge Capital Holdings (a)	707	4,242
Bryn Mawr Bank Corp.	785	14,248
Cadence Financial Corp.	596	1,794
Camden National Corp.	695	22,706
Capital Bank Corp.	729	4,075
Capital City Bank Group, Inc. (d)	991	14,033
Cardinal Financial Corp.	1,972	15,993
Cascade Bancorp (d)	2,416	4,663
Cascade Financial Corp.	1,011	3,518
Cathay General Bancorp	2,914	30,189
Center Bancorp, Inc.	578	4,792
Center Financial Corp., California	793	2,490
Centerstate Banks of Florida, Inc.	1,120	10,125
Century Bancorp, Inc. Class A (non-vtg.)	318	5,409
Chemical Financial Corp.	1,671	31,515
Chicopee Bancorp, Inc. (a)	716	9,294
Citizens & Northern Corp.	811	16,934
Citizens Banking Corp., Michigan (a)	6,427	7,327
City Bank Lynnwood, Washington (d)	1,023	3,069
City Holding Co.	1,041	33,041
CNB Financial Corp., Pennsylvania	587	7,983
CoBiz, Inc. (d)	2,255	14,658
Colony Bankcorp, Inc.	217	1,582
Columbia Bancorp, Oregon	853	2,133
Columbia Banking Systems, Inc.	1,671	18,164
Commerce Bancshares, Inc.	4,304	135,447
Commonwealth Bankshares, Inc.	311	1,577
Community Bancorp (a)(d)	420	483
Community Trust Bancorp, Inc.	1,212	33,366
Community Valley Bancorp	207	654
CVB Financial Corp.	5,009	31,807
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Dearborn Bancorp, Inc. (a)	465	$ 935
Eagle Bancorp, Inc., Maryland	583	4,617
East West Bancorp, Inc. (d)	4,133	33,353
Eastern Virgina Bankshares, Inc.	469	3,832
Enterprise Financial Services Corp.	830	6,540
EuroBancshares, Inc. (a)	1,284	1,900
Fidelity Southern Corp.	448	1,411
Fifth Third Bancorp	34,178	235,828
Financial Institutions, Inc.	990	11,435
First Bancorp, North Carolina	1,220	16,824
First Busey Corp. (d)	2,955	22,901
First Citizen Bancshares, Inc.	525	69,557
First Community Bancshares, Inc.	1,036	18,068
First Financial Bancorp, Ohio	2,057	17,546
First Financial Bankshares, Inc.	1,137	55,520
First Financial Corp., Indiana	999	33,616
First M&F Corp.	312	1,326
First Mariner Bancorp, Inc. (a)	782	1,024
First Merchants Corp.	1,642	16,239
First Midwest Bancorp, Inc., Delaware	2,927	25,465
First of Long Island Corp.	572	14,300
First Regional Bancorp (a)	783	1,370
First Security Group, Inc.	566	2,496
First South Bancorp, Inc., Virginia	619	6,128
First State Bancorp.	1,395	2,260
First United Corp.	493	5,965
Firstbank Corp., Michigan	489	3,203
FirstMerit Corp.	4,571	79,581
FNB Corp., North Carolina	602	1,619
Frontier Financial Corp., Washington	2,673	3,983
Fulton Financial Corp.	10,187	59,186
German American Bancorp, Inc.	686	9,090
Glacier Bancorp, Inc.	3,600	59,652
Great Southern Bancorp, Inc.	844	18,492
Green Bankshares, Inc.	802	4,515
Grupo Financiero Galicia SA sponsored ADR (a)(d)	2,672	6,920
Guaranty Bancorp (a)	2,883	4,497
Hampton Roads Bankshares, Inc. (d)	1,999	15,592
Hancock Holding Co.	1,864	65,110
Hanmi Financial Corp.	4,037	5,813
Harleysville National Corp., Pennsylvania	3,194	20,154
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hawthorn Bancshares, Inc.	288	$ 3,041
Heartland Financial USA, Inc.	1,634	24,706
Heritage Commerce Corp.	500	3,035
Heritage Financial Corp., Washington	369	4,428
Home Bancshares, Inc. (d)	1,277	25,476
Horizon Financial Corp. (d)	950	1,615
Huntington Bancshares, Inc.	20,858	81,763
IBERIABANK Corp.	928	40,387
Independent Bank Corp., Massachusetts	1,394	28,326
Independent Bank Corp., Michigan	1,341	2,186
Integra Bank Corp.	932	1,370
International Bancshares Corp.	4,147	46,529
Intervest Bancshares Corp. Class A	539	2,366
Investors Bancorp, Inc. (a)	6,487	56,567
Lakeland Bancorp, Inc.	1,703	18,035
Lakeland Financial Corp.	1,264	23,612
LNB Bancorp, Inc.	836	4,138
Macatawa Bank Corp.	639	2,275
MainSource Financial Group, Inc.	1,206	9,612
MB Financial, Inc.	2,147	21,921
MBT Financial Corp.	578	1,301
Mercantile Bank Corp.	476	1,814
Merchants Bancshares, Inc.	610	13,243
Metrocorp Bancshares, Inc.	399	1,436
Middleburg Financial Corp.	329	5,017
Midwest Banc Holdings, Inc. (d)	1,241	1,502
Nara Bancorp, Inc.	1,677	7,446
National Bankshares, Inc.	287	6,882
National Penn Bancshares, Inc.	5,143	31,167
NBT Bancorp, Inc.	1,838	40,326
NewBridge Bancorp	1,464	3,279
North Valley Bancorp	582	2,712
Northern States Financial Corp.	462	3,211
Northfield Bancorp, Inc.	2,929	31,282
Northrim Bancorp, Inc.	360	5,443
Old Point Financial Corp.	453	9,241
Old Second Bancorp, Inc. (d)	929	5,955
PAB Bankshares, Inc. (d)	579	2,073
Pacific Capital Bancorp	3,089	15,476
Pacific Continental Corp.	1,605	19,485
Pacific Mercantile Bancorp (a)	562	2,248
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PacWest Bancorp	2,058	$ 29,080
Patriot National Bancorp, Inc.	549	1,757
Peapack-Gladstone Financial Corp.	520	8,788
Penns Woods Bancorp, Inc.	361	10,776
Pennsylvania Communication Bancorp, Inc. (a)	500	9,080
Peoples Bancorp, Inc.	991	17,570
Pinnacle Financial Partners, Inc. (a)	1,647	23,882
Popular, Inc.	16,539	48,625
Preferred Bank, Los Angeles California	632	2,844
PremierWest Bancorp	1,496	5,341
PrivateBancorp, Inc.	1,992	39,900
Prosperity Bancshares, Inc.	2,639	74,050
Renasant Corp.	1,634	22,386
Republic Bancorp, Inc., Kentucky Class A	1,227	29,755
Republic First Bancorp, Inc. (a)	530	4,123
Royal Bancshares of Pennsylvania, Inc. Class A	504	1,099
Rurban Financial Corp.	723	5,950
S&T Bancorp, Inc.	1,626	24,292
S.Y. Bancorp, Inc.	1,033	25,598
Sandy Spring Bancorp, Inc.	1,394	19,028
SCBT Financial Corp.	978	22,054
Seacoast Banking Corp., Florida	1,020	2,621
Security Bank Corp., Georgia (d)	948	521
Shore Bancshares, Inc.	765	14,153
Sierra Bancorp	727	10,527
Signature Bank, New York (a)	2,122	57,400
Silver State Bancorp (a)	100	2
Simmons First National Corp. Class A	1,037	28,341
Smithtown Bancorp, Inc.	908	11,168
South Financial Group, Inc. (d)	3,652	6,939
Southcoast Financial Corp. (a)	534	3,423
Southern Community Financial Corp.	910	2,912
Southside Bancshares, Inc.	1,202	27,550
Southwest Bancorp, Inc., Oklahoma	1,648	15,244
State Bancorp, Inc., New York	1,520	11,598
StellarOne Corp.	1,819	22,410
Sterling Bancshares, Inc.	4,208	26,679
Sterling Financial Corp., Washington	4,804	19,937
Suffolk Bancorp	848	22,133
Summit Financial Group, Inc.	583	3,510
Sun Bancorp, Inc., New Jersey	2,559	17,196
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Superior Bancorp	529	$ 1,767
Susquehanna Bancshares, Inc., Pennsylvania	5,327	38,035
SVB Financial Group (a)	1,899	51,178
Taylor Capital Group, Inc. (a)	670	4,141
Temecula Valley Bancorp, Inc.	461	184
Tennessee Commerce Bancorp, Inc. (a)	494	3,211
Texas Capital Bancshares, Inc. (a)	1,979	30,378
The First Bancorp, Inc.	846	14,314
TIB Financial Corp. (d)	804	2,404
TowneBank	1,492	24,320
Trico Bancshares	1,021	14,519
Trustmark Corp.	3,350	65,627
UCBH Holdings, Inc.	5,813	9,010
UMB Financial Corp.	2,272	91,175
Umpqua Holdings Corp.	3,594	30,549
Union Bankshares Corp.	1,092	15,812
United Bankshares, Inc., West Virginia (d)	2,508	52,894
United Community Banks, Inc., Georgia (d)	4,006	31,047
United Security Bancshares, Inc. (d)	450	6,260
United Security Bancshares, California (d)	920	5,612
Univest Corp. of Pennsylvania	1,063	21,122
Virginia Commerce Bancorp, Inc.	1,689	4,172
VIST Financial Corp.	512	3,835
Washington Banking Co., Oak Harbor	401	3,509
Washington Trust Bancorp, Inc.	1,556	26,281
WesBanco, Inc.	1,500	24,645
West Bancorp., Inc.	1,654	10,586
West Coast Bancorp, Oregon	948	2,616
Westamerica Bancorp.	1,675	86,866
Whitney Holding Corp.	4,099	50,828
Wilshire Bancorp, Inc.	1,594	7,683
Wintrust Financial Corp.	1,429	25,722
Yadkin Valley Financial Corp.	667	4,302
Zions Bancorp	7,025	96,102
		4,172,790
Consumer Finance - 0.1%
Advanta Corp.:
Class A	639	396
Class B	1,474	1,032
Cardtronics, Inc. (a)	1,973	6,393
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
CompuCredit Corp. (a)(d)	4,390	$ 13,126
Consumer Portfolio Services, Inc. (a)	1,184	1,160
Credit Acceptance Corp. (a)(d)	1,693	36,095
Dollar Financial Corp. (a)	1,671	16,827
EZCORP, Inc. (non-vtg.) Class A (a)	2,934	35,648
First Cash Financial Services, Inc. (a)	1,933	29,208
Nicholas Financial, Inc. (a)	537	2,900
QC Holdings, Inc.	1,007	6,445
United Panam Financial Corp. (a)	805	3,260
World Acceptance Corp. (a)	1,010	20,230
		172,720
Diversified Financial Services - 1.1%
Ampal-American Israel Corp. Class A (a)	2,681	6,622
Asset Acceptance Capital Corp. (a)	2,070	17,802
Asta Funding, Inc.	686	3,259
California First National Bancorp	58	725
CME Group, Inc.	3,952	1,271,121
Compass Diversified Holdings	2,457	21,622
Elron Electronic Industries Ltd. (a)	1,076	3,250
Encore Capital Group, Inc. (a)	1,226	15,791
Interactive Brokers Group, Inc. (a)	2,532	37,651
Life Partners Holdings, Inc. (d)	833	13,236
MarketAxess Holdings, Inc. (a)	2,419	25,520
Marlin Business Services Corp. (a)	759	2,884
Medallion Financial Corp.	1,715	12,674
NewStar Financial, Inc. (a)	2,262	6,809
PICO Holdings, Inc. (a)	1,194	33,348
Portfolio Recovery Associates, Inc. (a)	930	33,452
Resource America, Inc. Class A	1,085	5,740
The NASDAQ Stock Market, Inc. (a)	12,056	254,502
		1,766,008
Insurance - 1.0%
21st Century Holding Co.	425	1,390
American National Insurance Co.	1,555	123,187
American Physicians Capital, Inc.	659	25,418
American Physicians Service Group, Inc.	616	13,201
Amerisafe, Inc. (a)	1,231	19,881
Amtrust Financial Services, Inc.	3,554	34,012
Arch Capital Group Ltd. (a)	3,428	195,087
Argo Group International Holdings, Ltd. (a)	1,833	51,397
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Baldwin & Lyons, Inc. Class B	1,187	$ 23,348
Cincinnati Financial Corp.	9,374	211,946
CNinsure, Inc. ADR (a)	855	9,448
CRM Holdings Ltd. (a)	727	836
Donegal Group, Inc. Class A	1,525	23,058
Eastern Insurance Holdings, Inc.	468	4,446
eHealth, Inc. (a)	1,376	22,016
EMC Insurance Group	882	19,263
Enstar Group Ltd. (a)	798	44,050
Erie Indemnity Co. Class A	2,885	99,821
FPIC Insurance Group, Inc. (a)	618	18,379
Greenlight Capital Re, Ltd. (a)	1,783	29,420
Hallmark Financial Services, Inc. (a)	1,598	11,122
Harleysville Group, Inc.	1,827	53,513
Infinity Property & Casualty Corp.	911	33,534
IPC Holdings Ltd.	3,135	77,905
Kansas City Life Insurance Co.	814	19,129
Maiden Holdings Ltd.	4,322	22,085
Max Capital Group Ltd.	3,002	47,462
Mercer Insurance Group, Inc.	261	3,980
National Interstate Corp.	1,208	19,316
National Western Life Insurance Co. Class A	185	22,180
Navigators Group, Inc. (a)	984	43,040
PMA Capital Corp. Class A (a)	1,857	9,025
Presidential Life Corp.	2,127	18,335
Safety Insurance Group, Inc.	923	28,807
Selective Insurance Group, Inc.	3,068	40,528
Specialty Underwriters' Alliance, Inc. (a)	776	2,832
State Auto Financial Corp.	2,548	42,577
Tower Group, Inc.	2,393	57,169
United America Indemnity Ltd. Class A (a)	3,630	17,351
United Fire & Casualty Co.	1,707	29,719
		1,569,213
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	946	17,974
Gladstone Commercial Corp.	882	10,328
Investors Real Estate Trust	4,680	41,652
Mission West Properties, Inc.	1,926	13,424
Monmouth Real Estate Investment Corp. Class A	1,800	10,854
		94,232
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Avatar Holdings, Inc. (a)	1,147	$ 20,267
Elbit Imaging Ltd.	1,492	31,317
FirstService Corp. (sub. vtg.) (a)	1,604	20,627
Market Leader, Inc. (a)	3,144	5,691
Stratus Properties, Inc. (a)	335	2,419
Thomas Properties Group, Inc.	2,004	2,986
ZipRealty, Inc. (a)	624	1,872
		85,179
Thrifts & Mortgage Finance - 1.3%
Abington Bancorp, Inc.	2,376	19,269
Anchor BanCorp Wisconsin, Inc.	2,266	2,923
Atlantic Coast Federal Corp.	668	1,670
Bank Mutual Corp.	2,905	26,348
BankFinancial Corp.	1,864	16,701
BankUnited Financial Corp. Class A (d)	1,780	876
Beneficial Mutual Bancorp, Inc. (a)	5,105	48,804
Berkshire Bancorp, Inc.	927	5,089
Berkshire Hills Bancorp, Inc.	848	18,147
Brookline Bancorp, Inc., Delaware	4,768	46,917
Brooklyn Federal Bancorp, Inc.	773	9,137
Camco Financial Corp.	727	2,036
Capitol Federal Financial	4,261	179,345
CFS Bancorp, Inc.	485	1,935
Citizens First Bancorp, Inc., Delaware	345	286
Citizens South Banking Corp., Delaware	637	3,185
Clifton Savings Bancorp, Inc.	1,915	19,150
Cooperative Bankshares, Inc.	391	645
Corus Bankshares, Inc. (a)(d)	2,658	771
Danvers Bancorp, Inc.	1,599	23,633
Dime Community Bancshares, Inc.	2,468	21,990
ESB Financial Corp.	1,247	16,959
ESSA Bancorp, Inc.	1,551	21,636
First Defiance Financial Corp.	519	7,344
First Federal Bancshares of Arkansas, Inc.	569	2,691
First Financial Holdings, Inc.	874	7,805
First Financial Northwest, Inc.	2,916	25,632
First Financial Service Corp.	413	7,232
First Niagara Financial Group, Inc.	8,947	113,537
First PacTrust Bancorp, Inc.	595	5,117
First Place Financial Corp.	740	3,123
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Flushing Financial Corp.	2,335	$ 23,257
Fox Chase Bancorp, Inc. (a)	1,095	10,862
Heritage Financial Group	814	8,132
HMN Financial, Inc.	448	2,688
Home Federal Bancorp, Inc.	1,430	13,528
Hudson City Bancorp, Inc.	30,629	392,970
K-Fed Bancorp	734	7,215
Kearny Financial Corp.	4,321	48,482
Legacy Bancorp, Inc.	898	9,636
LSB Corp.	631	6,058
Meridian Interstate Bancorp, Inc. (a)	1,350	11,408
MutualFirst Financial, Inc.	550	4,862
NASB Financial, Inc.	486	14,026
Northeast Community Bancorp, Inc.	544	4,744
Northwest Bancorp, Inc.	2,984	55,055
OceanFirst Financial Corp.	1,038	13,027
Oritani Financial Corp. (a)	2,550	34,502
Pamrapo Bancorp, Inc.	666	6,474
Parkvale Financial Corp.	256	2,816
People's United Financial, Inc.	20,605	325,559
Provident Financial Holdings, Inc.	315	2,010
Provident New York Bancorp	3,113	25,713
Prudential Bancorp, Inc. of Pennsylvania	1,172	14,591
Pulaski Financial Corp.	484	3,146
PVF Capital Corp.	500	1,055
Riverview Bancorp, Inc.	1,020	3,060
Rockville Financial, Inc.	1,512	16,330
Roma Financial Corp.	2,638	33,186
Rome Bancorp, Inc.	1,067	10,350
Severn Bancorp, Inc.	677	2,166
SI Financial Group, Inc.	1,167	6,512
TFS Financial Corp.	17,718	202,162
TierOne Corp.	794	1,787
Timberland Bancorp, Inc.	250	1,200
Tree.com, Inc. (a)	388	3,989
Triad Guaranty, Inc. (a)	653	398
Trustco Bank Corp., New York	4,755	26,818
United Community Financial Corp., Ohio	1,934	2,650
United Financial Bancorp, Inc.	1,854	23,138
United Western Bancorp, Inc.	373	3,771
ViewPoint Financial Group	1,624	23,759
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Federal, Inc.	4,722	$ 61,953
Waterstone Financial, Inc. (a)	2,022	6,127
Westfield Financial, Inc.	2,325	21,390
WSFS Financial Corp.	627	16,634
		2,169,129
TOTAL FINANCIALS		13,974,011
HEALTH CARE - 14.3%
Biotechnology - 7.3%
3SBio, Inc. sponsored ADR (a)	740	6,342
Aastrom Biosciences, Inc. (a)	3,712	1,245
Abraxis BioScience, Inc. (a)	2,453	125,888
Acadia Pharmaceuticals, Inc. (a)	2,336	4,579
Achillion Pharmaceuticals, Inc. (a)	2,091	2,572
Acorda Therapeutics, Inc. (a)	2,341	57,799
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	6,629
Affymax, Inc. (a)	1,365	23,205
Alexion Pharmaceuticals, Inc. (a)	4,897	178,741
Alkermes, Inc. (a)	5,820	47,375
Allos Therapeutics, Inc. (a)	5,970	43,462
Alnylam Pharmaceuticals, Inc. (a)	2,515	51,205
Altus Pharmaceuticals, Inc. (a)	1,380	400
Amgen, Inc. (a)	61,581	3,075,355
Amicus Therapeutics, Inc. (a)	1,041	6,912
Amylin Pharmaceuticals, Inc. (a)	8,119	91,907
Anadys Pharmaceuticals, Inc. (a)	2,079	4,636
Antigenics, Inc. (a)	2,149	1,569
Arena Pharmaceuticals, Inc. (a)	4,370	16,125
ARIAD Pharmaceuticals, Inc. (a)	5,143	7,715
ArQule, Inc. (a)	4,596	22,842
Array Biopharma, Inc. (a)	2,535	7,884
AVI BioPharma, Inc. (a)	1,700	2,074
Avigen, Inc. (a)	1,684	2,156
BioCryst Pharmaceuticals, Inc. (a)(d)	2,702	10,862
Biogen Idec, Inc. (a)	17,697	916,528
BioMarin Pharmaceutical, Inc. (a)	6,325	88,424
Bionovo, Inc. (a)	3,200	1,600
Biosante Pharmaceuticals, Inc. (a)	2,732	5,737
BioSphere Medical, Inc. (a)	611	1,130
Celera Corp. (a)	5,215	39,478
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	27,409	$ 1,157,756
Cell Genesys, Inc. (a)	4,799	2,160
Cell Therapeutics, Inc. (a)(d)	26,000	37,180
Celldex Therapeutics, Inc. (a)	800	7,216
Cephalon, Inc. (a)	4,053	236,330
Cepheid, Inc. (a)	3,179	32,108
Combinatorx, Inc. (a)	3,329	2,630
Cougar Biotechnology, Inc. (a)	1,289	55,414
Crucell NV sponsored ADR (a)	700	15,435
Cubist Pharmaceuticals, Inc. (a)	3,443	58,738
CuraGen Corp. (a)	4,368	5,853
Curis, Inc. (a)	1,951	2,848
Cyclacel Pharmaceuticals, Inc. (a)	732	703
Cytokinetics, Inc. (a)	2,756	7,551
Cytori Therapeutics, Inc. (a)	2,326	8,816
CytRx Corp. (a)	5,744	3,102
deCODE genetics, Inc. (a)	4,814	1,781
Dendreon Corp. (a)	6,870	155,743
DUSA Pharmaceuticals, Inc. (a)	923	1,255
Dyax Corp. (a)	4,897	9,794
Dynavax Technologies Corp. (a)	1,807	2,584
EntreMed, Inc. (a)	4,673	3,681
Enzon Pharmaceuticals, Inc. (a)	2,870	23,017
Exact Sciences Corp. (a)	1,230	2,460
Facet Biotech Corp. (a)	1,695	16,797
Genomic Health, Inc. (a)	1,894	36,744
Gentium SpA sponsored ADR (a)	138	124
GenVec, Inc. (a)	4,370	2,775
Genzyme Corp. (a)	16,131	953,987
Geron Corp. (a)(d)	5,288	34,636
Gilead Sciences, Inc. (a)	54,296	2,340,158
GTx, Inc. (a)	2,354	20,244
Halozyme Therapeutics, Inc. (a)	5,164	36,096
Hana Biosciences, Inc. (a)	1,626	423
Human Genome Sciences, Inc. (a)	6,500	16,055
Idenix Pharmaceuticals, Inc. (a)	5,447	18,520
Idera Pharmaceuticals, Inc. (a)	1,411	7,662
ImmunoGen, Inc. (a)	3,698	30,656
Immunomedics, Inc. (a)	4,527	11,272
Incyte Corp. (a)	6,455	21,237
Infinity Pharmaceuticals, Inc. (a)	1,638	9,828
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Inhibitex, Inc. (a)	1,533	$ 552
Insmed, Inc. (a)(d)	9,133	15,343
InterMune, Inc. (a)	3,339	39,467
Isis Pharmaceuticals, Inc. (a)	5,577	76,963
Keryx Biopharmaceuticals, Inc. (a)	1,806	1,264
La Jolla Pharmaceutical Co. (a)	3,934	1,220
Lexicon Pharmaceuticals, Inc. (a)	9,575	13,309
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
Class B (a)	7,239	21,572
MannKind Corp. (a)(d)	6,818	44,862
Marshall Edwards, Inc. (a)	5,445	4,519
Martek Biosciences	2,219	47,021
Maxygen, Inc. (a)	2,330	16,520
Medarex, Inc. (a)	7,351	53,221
Medivation, Inc. (a)(d)	1,815	41,110
Metabasis Therapeutics, Inc. (a)	1,518	422
Metabolix, Inc. (a)	1,176	8,279
Micromet, Inc. (a)(d)	3,649	15,107
Molecular Insight Pharmaceuticals, Inc. (a)(d)	1,312	5,196
Momenta Pharmaceuticals, Inc. (a)	2,442	21,416
Myriad Genetics, Inc. (a)	5,585	201,954
Nabi Biopharmaceuticals (a)	3,990	11,292
Neurocrine Biosciences, Inc. (a)	3,383	10,386
Neurogen Corp. (a)	1,639	361
NeurogesX, Inc. (a)	1,369	7,393
Northfield Laboratories, Inc. (a)	1,696	302
Novavax, Inc. (a)	4,530	8,335
NPS Pharmaceuticals, Inc. (a)	3,906	12,968
Nymox Pharmaceutical Corp. (a)(d)	1,810	5,774
Oncolytics Biotech, Inc. (a)	1,142	2,029
ONYX Pharmaceuticals, Inc. (a)	3,358	79,450
Orchid Cellmark, Inc. (a)	2,602	3,044
OREXIGEN Therapeutics, Inc. (a)	1,773	6,312
Orthologic Corp. (a)	1,251	851
OSI Pharmaceuticals, Inc. (a)	3,364	113,703
Osiris Therapeutics, Inc. (a)	2,674	33,719
OXiGENE, Inc. (a)	1,607	3,776
PDL BioPharma, Inc.	6,876	47,788
Peregrine Pharmaceuticals, Inc. (a)	16,220	12,814
Pharmasset, Inc. (a)	2,100	22,050
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Poniard Pharmaceuticals, Inc. (a)	1,760	$ 7,973
Progenics Pharmaceuticals, Inc. (a)	3,648	18,860
QLT, Inc. (a)	4,361	9,899
Regeneron Pharmaceuticals, Inc. (a)	4,783	73,228
Repligen Corp. (a)	1,624	6,610
Rigel Pharmaceuticals, Inc. (a)	3,364	28,056
RXi Pharmaceuticals Corp. (a)	745	3,904
Sangamo Biosciences, Inc. (a)	5,191	20,660
Savient Pharmaceuticals, Inc. (a)	3,546	22,517
SciClone Pharmaceuticals, Inc. (a)	1,927	4,606
Seattle Genetics, Inc. (a)	6,080	55,875
Senomyx, Inc. (a)	1,884	2,901
SIGA Technologies, Inc. (a)(d)	2,219	16,177
StemCells, Inc. (a)(d)	6,012	9,800
Sunesis Pharmaceuticals, Inc. (a)	1,761	969
Synta Pharmaceuticals Corp. (a)	2,072	8,620
Targacept, Inc. (a)	1,419	4,030
Telik, Inc. (a)	2,715	1,819
Theravance, Inc. (a)	3,280	48,544
Transcept Pharmaceuticals, Inc. (a)	350	1,855
Trimeris, Inc.	671	1,308
Trubion Pharmaceuticals, Inc. (a)	854	2,519
United Therapeutics Corp. (a)	1,606	128,721
Vanda Pharmaceuticals, Inc. (a)	1,177	16,961
Vertex Pharmaceuticals, Inc. (a)	10,280	306,447
Vical, Inc. (a)	1,765	3,759
XOMA Ltd. (a)	8,572	6,943
Zymogenetics, Inc. (a)	4,802	20,072
		12,089,042
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (a)	1,567	27,407
Abiomed, Inc. (a)	2,985	17,820
Accuray, Inc. (a)	3,130	19,281
Align Technology, Inc. (a)(d)	3,889	46,007
Alphatec Holdings, Inc. (a)	3,191	7,020
American Medical Systems Holdings, Inc. (a)	4,448	67,476
Analogic Corp.	961	35,067
Angiodynamics, Inc. (a)	1,377	16,896
Anika Therapeutics, Inc. (a)	1,002	5,060
Aspect Medical Systems, Inc. (a)	1,014	5,445
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Atricure, Inc. (a)	695	$ 1,682
Atrion Corp.	234	25,787
ATS Medical, Inc. (a)	6,858	20,574
BioLase Technology, Inc. (a)	592	876
Candela Corp. (a)	1,339	1,473
Cardiac Science Corp. (a)	1,500	6,195
Cardica, Inc. (a)	1,278	1,342
Cardiodynamics International Corp. (a)	224	177
Cardiovascular Systems, Inc. (a)	175	1,145
Cerus Corp. (a)	1,646	2,041
China Medical Technologies, Inc. sponsored ADR	1,646	33,611
Clarient, Inc. (a)	6,261	17,218
Conceptus, Inc. (a)	1,681	26,644
CONMED Corp. (a)	2,415	38,036
Cutera, Inc. (a)	521	4,053
Cyberonics, Inc. (a)	1,499	21,721
Cynosure, Inc. Class A (a)	700	4,718
DENTSPLY International, Inc.	8,727	255,352
DexCom, Inc. (a)	4,859	27,016
Electro-Optical Sciences, Inc. (a)(d)	1,612	13,202
Endologix, Inc. (a)	1,944	4,296
ev3, Inc. (a)	6,435	58,816
Exactech, Inc. (a)	1,360	21,760
Gen-Probe, Inc. (a)	3,068	130,789
Given Imaging Ltd.	1,925	18,230
Hansen Medical, Inc. (a)	2,938	16,747
HealthTronics, Inc. (a)	1,523	2,452
Hologic, Inc. (a)	15,229	192,951
Home Diagnostics, Inc. (a)	835	5,043
I-Flow Corp. (a)	1,516	8,338
ICU Medical, Inc. (a)	885	32,002
IDEXX Laboratories, Inc. (a)(d)	3,474	145,387
Immucor, Inc. (a)	3,950	59,448
Insulet Corp. (a)	1,257	9,088
Integra LifeSciences Holdings Corp. (a)	1,786	46,365
Intuitive Surgical, Inc. (a)	2,326	348,156
IRIS International, Inc. (a)	1,016	12,141
Kensey Nash Corp. (a)	866	21,685
LeMaitre Vascular, Inc. (a)	426	1,214
Mako Surgical Corp. (a)	1,650	14,372
Masimo Corp. (a)	3,230	77,326
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medical Action Industries, Inc. (a)	1,561	$ 15,938
Meridian Bioscience, Inc.	2,272	43,418
Merit Medical Systems, Inc. (a)	1,775	24,300
Micrus Endovascular Corp. (a)	1,269	11,434
National Dentex Corp. (a)	337	2,662
Natus Medical, Inc. (a)	2,216	22,648
Neogen Corp. (a)	1,308	28,828
NeuroMetrix, Inc. (a)	497	895
NMT Medical, Inc. (a)	513	929
Northstar Neuroscience, Inc. (a)	1,041	2,092
NUCRYST Pharmaceuticals Corp.	862	500
NuVasive, Inc. (a)	2,164	78,164
NxStage Medical, Inc. (a)	2,160	7,495
OraSure Technologies, Inc. (a)	2,902	10,563
Orthofix International NV (a)	1,015	25,700
Orthovita, Inc. (a)	5,865	21,759
Osteotech, Inc. (a)	1,235	5,175
Palomar Medical Technologies, Inc. (a)	1,877	19,089
Quidel Corp. (a)	1,644	20,928
Rochester Medical Corp. (a)	1,184	15,060
RTI Biologics, Inc. (a)	3,187	12,429
Shamir Optical Industry Ltd. (a)	707	3,189
Sirona Dental Systems, Inc. (a)	3,336	65,619
Solta Medical, Inc. (a)	818	1,063
Somanetics Corp. (a)	771	12,961
Sonic Innovations, Inc. (a)	1,423	1,053
SonoSite, Inc. (a)	1,349	24,970
Staar Surgical Co. (a)	832	824
Stereotaxis, Inc. (a)	2,207	7,658
SurModics, Inc. (a)	1,204	23,803
Synergetics USA, Inc. (a)	1,175	1,175
Syneron Medical Ltd. (a)	2,437	17,571
Synovis Life Technologies, Inc. (a)	746	14,487
The Spectranetics Corp. (a)	1,742	7,734
ThermoGenesis Corp. (a)	4,407	2,336
Thoratec Corp. (a)	3,175	79,629
TomoTherapy, Inc. (a)	4,758	10,896
Trinity Biotech PLC sponsored ADR (a)	674	2,130
Utah Medical Products, Inc.	500	12,320
Vascular Solutions, Inc. (a)	1,180	8,260
Vnus Medical Technologies, Inc. (a)	1,067	30,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Volcano Corp. (a)	2,978	$ 36,808
Wright Medical Group, Inc. (a)	2,374	37,034
Young Innovations, Inc.	390	6,923
Zoll Medical Corp. (a)	1,389	23,321
		2,779,618
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	670	17,681
Allied Healthcare International, Inc. (a)	1,897	3,415
Allion Healthcare, Inc. (a)	2,425	12,804
Almost Family, Inc. (a)	474	12,589
Amedisys, Inc. (a)	1,617	49,189
America Service Group, Inc. (a)	530	8,326
American CareSource Holdings, Inc. (a)	1,100	6,721
American Dental Partners, Inc. (a)	487	4,071
AmSurg Corp. (a)	1,984	37,061
Animal Health International, Inc. (a)	1,331	2,130
Bio-Reference Laboratories, Inc. (a)	768	20,897
BioScrip, Inc. (a)	2,063	8,665
BMP Sunstone Corp. (a)	2,297	10,589
CardioNet, Inc. (a)	1,350	23,909
Catalyst Health Solutions, Inc. (a)	2,589	55,379
Chindex International, Inc. (a)	849	6,758
Corvel Corp. (a)	957	20,518
Cross Country Healthcare, Inc. (a)	2,359	18,306
Dialysis Corp. of America (a)	301	1,385
Express Scripts, Inc. (a)	14,705	941,855
Genoptix, Inc. (a)	1,049	30,505
Gentiva Health Services, Inc. (a)	2,116	33,708
Health Grades, Inc. (a)	1,360	5,182
Healthways, Inc. (a)	2,420	28,967
Henry Schein, Inc. (a)	5,138	233,985
HMS Holdings Corp. (a)	1,629	57,259
Hythiam, Inc. (a)	2,025	549
InVentiv Health, Inc. (a)	2,345	29,547
IPC The Hospitalist Co., Inc. (a)	1,100	27,390
LCA-Vision, Inc.	1,176	7,303
LHC Group, Inc. (a)	1,005	23,185
LifePoint Hospitals, Inc. (a)	3,151	85,865
Lincare Holdings, Inc. (a)	4,079	88,841
Magellan Health Services, Inc. (a)	2,102	62,766
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medcath Corp. (a)	1,605	$ 17,109
MWI Veterinary Supply, Inc. (a)	817	23,881
National Research Corp.	370	9,923
NightHawk Radiology Holdings, Inc. (a)	1,452	5,750
NovaMed Eyecare, Inc. (a)	1,179	4,527
Odyssey Healthcare, Inc. (a)	1,890	18,560
Patterson Companies, Inc. (a)	7,341	151,151
PDI, Inc. (a)	594	1,818
Providence Service Corp. (a)	853	9,298
PSS World Medical, Inc. (a)	3,361	54,011
Psychiatric Solutions, Inc. (a)	3,479	64,188
RadNet, Inc. (a)	2,333	5,226
ResCare, Inc. (a)	1,854	26,234
Rural/Metro Corp. (a)	909	2,772
Sun Healthcare Group, Inc. (a)	2,726	25,270
The Ensign Group, Inc.	969	14,438
U.S. Physical Therapy, Inc. (a)	1,196	16,158
VCA Antech, Inc. (a)	4,933	119,724
Virtual Radiologic Corp. (a)	997	7,637
		2,554,975
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc.	8,468	109,322
AMICAS, Inc. (a)	2,483	6,505
athenahealth, Inc. (a)	1,877	56,648
Cerner Corp. (a)(d)	4,734	275,945
Computer Programs & Systems, Inc.	714	24,419
Eclipsys Corp. (a)	3,237	47,746
HLTH Corp. (a)	6,286	74,112
iCAD, Inc. (a)	2,501	3,201
MedAssets, Inc. (a)	3,473	54,908
Merge Healthcare, Inc.	930	2,920
Omnicell, Inc. (a)	2,106	19,354
Phase Forward, Inc. (a)	2,781	38,934
SXC Health Solutions Corp. (a)	1,302	32,162
Transcend Services, Inc. (a)	710	8,570
Vital Images, Inc. (a)	1,217	14,190
		768,936
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	2,040	9,568
Affymetrix, Inc. (a)	5,223	25,123
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Albany Molecular Research, Inc. (a)	2,173	$ 19,014
AMAG Pharmaceuticals, Inc. (a)	1,071	56,335
Arrowhead Research Corp. (a)	1,920	960
Bruker BioSciences Corp. (a)	9,300	60,729
Caliper Life Sciences, Inc. (a)	3,470	5,170
Clinical Data, Inc. (a)	1,824	22,326
Combimatrix Corp. (a)	142	1,136
Compugen Ltd. (a)	1,757	1,933
Dionex Corp. (a)	1,039	58,558
Encorium Group, Inc. (a)	2,146	537
eResearchTechnology, Inc. (a)	3,206	19,204
Exelixis, Inc. (a)	6,431	35,692
Harvard Bioscience, Inc. (a)	3,295	11,269
ICON PLC sponsored ADR	3,359	58,581
Illumina, Inc. (a)	7,253	266,258
Kendle International, Inc. (a)	727	7,561
Life Technologies Corp. (a)	10,331	400,636
Luminex Corp. (a)	2,461	39,007
Medtox Scientific, Inc. (a)	357	3,174
Nektar Therapeutics (a)	6,083	41,060
PAREXEL International Corp. (a)	3,722	38,337
Pharmaceutical Product Development, Inc.	6,892	138,047
QIAGEN NV (a)	11,628	204,653
Sequenom, Inc. (a)	3,790	12,469
Techne Corp.	2,209	133,136
Varian, Inc. (a)	1,637	57,000
		1,727,473
Pharmaceuticals - 2.2%
Acura Pharmaceuticals, Inc. (a)(d)	2,462	17,283
Adolor Corp. (a)	1,931	3,959
Akorn, Inc. (a)	4,150	4,482
Alexza Pharmaceuticals, Inc. (a)	1,512	3,160
Angiotech Pharmaceuticals, Inc. (a)	4,579	8,346
Ardea Biosciences, Inc. (a)	1,524	23,866
Auxilium Pharmaceuticals, Inc. (a)	2,629	61,597
AVANIR Pharmaceuticals Class A (a)	1,525	1,937
Biodel, Inc. (a)(d)	1,400	6,146
BioForm Medical, Inc. (a)	2,946	3,977
BioMimetic Therapeutics, Inc. (a)	1,840	15,217
Cadence Pharmaceuticals, Inc. (a)	3,299	34,969
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cardiome Pharma Corp. (a)	4,416	$ 18,201
Columbia Laboratories, Inc. (a)	1,899	2,393
Cypress Bioscience, Inc. (a)	2,633	20,011
DepoMed, Inc. (a)	2,463	5,295
Discovery Laboratories, Inc. (a)	9,282	10,117
Durect Corp. (a)	4,092	9,575
Endo Pharmaceuticals Holdings, Inc. (a)	7,175	114,298
Eurand NV (a)	2,716	35,036
Flamel Technologies SA sponsored ADR (a)(d)	1,311	8,272
Generex Biotechnology Corp. (a)	5,909	2,186
Hi-Tech Pharmacal Co., Inc. (a)	462	3,493
Hollis-Eden Pharmaceuticals, Inc. (a)	580	232
Impax Laboratories, Inc. (a)	2,100	13,251
Inspire Pharmaceuticals, Inc. (a)	4,281	17,552
Ista Pharmaceuticals, Inc. (a)	1,726	4,350
Jazz Pharmaceuticals, Inc. (a)	1,184	1,184
Labopharm, Inc. (a)	3,695	6,836
MAP Pharmaceuticals, Inc. (a)	1,099	13,287
Matrixx Initiatives, Inc. (a)	810	15,074
MDRNA, Inc. (a)	1,139	1,640
Medicines Co. (a)	3,621	27,737
MiddleBrook Pharmaceuticals, Inc. (a)	5,533	8,631
Mylan, Inc. (a)	18,165	239,960
Noven Pharmaceuticals, Inc. (a)	1,490	16,539
Novogen Ltd. sponsored ADR (a)	97	330
Obagi Medical Products, Inc. (a)	1,285	8,867
Optimer Pharmaceuticals, Inc. (a)	2,046	25,391
Pain Therapeutics, Inc. (a)	3,579	15,962
Penwest Pharmaceuticals Co. (a)	1,484	3,547
Perrigo Co.	5,378	144,453
Pozen, Inc. (a)	2,345	17,939
Questcor Pharmaceuticals, Inc. (a)	4,226	18,003
Quigley Corp. (a)	1,566	6,734
Repros Therapeutics, Inc. (a)	1,488	11,874
Salix Pharmaceuticals Ltd. (a)	2,714	24,643
Santarus, Inc. (a)	3,045	6,151
Sepracor, Inc. (a)	6,534	102,257
Shire PLC sponsored ADR	3,161	131,814
Somaxon Pharmaceuticals, Inc. (a)	769	615
Spectrum Pharmaceuticals, Inc. (a)	2,018	9,848
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	6,188
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
SuperGen, Inc. (a)	3,481	$ 6,962
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,684	1,932,470
ViroPharma, Inc. (a)	4,796	33,332
Vivus, Inc. (a)	5,699	29,464
Warner Chilcott Ltd. (a)	14,848	195,400
XenoPort, Inc. (a)	1,868	32,335
		3,544,668
TOTAL HEALTH CARE		23,464,712
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,297	36,212
American Science & Engineering, Inc.	592	37,018
Applied Energetics, Inc. (a)	3,427	1,131
Applied Signal Technology, Inc.	992	20,763
Argon ST, Inc. (a)	1,310	27,143
Ascent Solar Technologies, Inc. (a)	1,977	11,961
Astronics Corp.	339	3,221
Axsys Technologies, Inc. (a)	690	33,865
BE Aerospace, Inc. (a)	5,900	87,792
Ceradyne, Inc. (a)	1,425	32,205
Elbit Systems Ltd.	2,469	148,412
Herley Industries, Inc. (a)	746	7,960
Innovative Solutions & Support, Inc.	1,067	4,876
Kratos Defense & Security Solutions, Inc. (a)	9,112	6,652
Ladish Co., Inc. (a)	750	8,843
Limco-Piedmont, Inc. (a)	806	2,354
LMI Aerospace, Inc. (a)	448	4,220
Sypris Solutions, Inc.	676	548
Taser International, Inc. (a)	3,257	14,201
TAT Technologies Ltd.	78	546
		489,923
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	3,839	7,141
Atlas Air Worldwide Holdings, Inc. (a)	1,157	29,943
C.H. Robinson Worldwide, Inc.	9,985	507,438
Dynamex, Inc. (a)	596	9,250
Expeditors International of Washington, Inc.	12,460	408,813
Forward Air Corp.	1,637	34,901
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	2,325	$ 45,942
Pacer International, Inc.	1,724	4,482
Park-Ohio Holdings Corp. (a)	771	2,598
UTI Worldwide, Inc.	6,128	80,338
		1,130,846
Airlines - 0.2%
Allegiant Travel Co. (a)	1,202	48,489
Hawaiian Holdings, Inc. (a)	2,500	13,150
JetBlue Airways Corp. (a)	16,634	75,352
Pinnacle Airlines Corp. (a)	1,418	3,403
Republic Airways Holdings, Inc. (a)	2,792	16,361
Ryanair Holdings PLC sponsored ADR (a)	6,903	201,015
SkyWest, Inc.	3,407	34,922
UAL Corp. (a)	8,572	39,946
		432,638
Building Products - 0.1%
Aaon, Inc.	968	20,134
American Woodmark Corp.	1,080	20,747
Apogee Enterprises, Inc.	1,600	19,712
Builders FirstSource, Inc. (a)(d)	2,572	10,571
China Architectural Engineering, Inc. (a)(d)	2,400	3,504
Gibraltar Industries, Inc.	2,751	21,238
Insteel Industries, Inc.	926	7,982
PGT, Inc. (a)	2,835	4,508
Universal Forest Products, Inc.	1,250	38,075
US Home Systems, Inc. (a)	272	707
		147,178
Commercial Services & Supplies - 0.7%
American Ecology Corp.	1,280	24,384
APAC Customer Services, Inc. (a)	3,382	19,108
ATC Technology Corp. (a)	1,394	20,325
Casella Waste Systems, Inc. Class A (a)	1,581	3,953
CECO Environmental Corp. (a)	977	3,224
Cintas Corp.	9,150	213,104
Copart, Inc. (a)	5,044	154,800
Courier Corp.	1,002	15,681
Fuel Tech, Inc. (a)(d)	1,311	12,795
G&K Services, Inc. Class A	1,298	27,829
GeoEye, Inc. (a)	1,204	25,838
Healthcare Services Group, Inc.	2,893	50,570
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	3,110	$ 44,255
ICT Group, Inc. (a)	936	8,265
InnerWorkings, Inc. (a)	2,410	11,231
Interface, Inc. Class A	4,270	27,072
Intersections, Inc. (a)	1,601	4,883
Kimball International, Inc. Class B	3,264	19,682
McGrath RentCorp.	1,502	27,276
Mobile Mini, Inc. (a)	1,900	23,959
Multi-Color Corp.	745	9,484
Perma-Fix Environmental Services, Inc. (a)	2,601	5,904
PRG-Schultz International, Inc. (a)	1,378	3,955
Protection One, Inc. (a)	1,590	3,641
Standard Parking Corp. (a)	1,686	25,172
Stericycle, Inc. (a)	4,927	246,251
Sykes Enterprises, Inc. (a)	2,316	37,751
Team, Inc. (a)	1,280	18,112
Tetra Tech, Inc. (a)	3,387	86,944
United Stationers, Inc. (a)	1,256	44,977
Virco Manufacturing Co.	1,086	3,584
Waste Services, Inc. (a)	4,579	26,604
WCA Waste Corp. (a)	2,105	6,904
		1,257,517
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	7,550	200,226
Great Lakes Dredge & Dock Corp.	2,920	15,213
Insituform Technologies, Inc. Class A (a)	2,235	32,609
Integrated Electrical Services, Inc. (a)	652	6,429
Layne Christensen Co. (a)	1,050	22,449
MYR Group, Inc. (a)	1,000	19,100
Northwest Pipe Co. (a)	624	24,324
Sterling Construction Co., Inc. (a)	731	12,500
		332,850
Electrical Equipment - 1.2%
A-Power Energy Generation Systems, Ltd. (a)(d)	2,444	29,597
Active Power, Inc. (a)	2,586	1,267
Advanced Battery Technologies, Inc. (a)	4,982	17,836
American Superconductor Corp. (a)	2,556	71,261
Broadwind Energy, Inc. (a)(d)	5,572	50,037
BTU International, Inc. (a)	402	1,825
Canadian Solar, Inc. (a)(d)	2,414	31,937
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Capstone Turbine Corp. (a)	8,189	$ 5,241
China BAK Battery, Inc. (a)	3,906	8,710
China Sunergy Co. Ltd. ADR (a)	1,739	6,573
Coleman Cable, Inc. (a)	1,065	3,206
Deswell Industries, Inc.	609	1,547
Encore Wire Corp.	1,450	30,784
Ener1, Inc. (a)(d)	6,584	44,113
Energy Conversion Devices, Inc. (a)(d)	2,615	45,004
Evergreen Solar, Inc. (a)	9,572	17,804
First Solar, Inc. (a)	4,868	924,920
Franklin Electric Co., Inc.	1,404	33,387
FuelCell Energy, Inc. (a)	4,613	15,592
Fushi Copperweld, Inc. (a)	2,570	21,819
GT Solar International, Inc.	8,093	51,957
Harbin Electric, Inc. (a)(d)	1,737	21,869
Hoku Scientific, Inc. (a)	796	2,396
Hydrogenics Corp. (a)	3,294	1,878
II-VI, Inc. (a)	1,776	42,624
JA Solar Holdings Co. Ltd. ADR (a)	8,100	34,263
Jinpan International Ltd.	849	25,224
LSI Industries, Inc.	1,143	5,566
Medis Technologies Ltd. (a)	1,387	374
Microvision, Inc. (a)(d)	3,373	7,184
Ocean Power Technologies, Inc. (a)(d)	1,435	10,447
Orion Energy Systems, Inc. (a)	2,172	7,602
Plug Power, Inc. (a)	6,316	5,874
Powell Industries, Inc. (a)	693	27,228
Power-One, Inc. (a)	3,532	4,980
PowerSecure International, Inc. (a)	871	3,972
Preformed Line Products Co.	259	11,461
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	1,475	11,033
Sunpower Corp.:
Class A (a)(d)	3,037	88,498
Class B (a)	2,500	64,300
Ultralife Corp. (a)	1,473	10,223
Valence Technology, Inc. (a)	11,456	20,163
Vicor Corp.	2,800	15,232
Woodward Governor Co.	3,989	81,894
		1,918,702
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Otter Tail Corp.	1,918	$ 36,384
Raven Industries, Inc.	1,106	30,371
		66,755
Machinery - 1.0%
3D Systems Corp. (a)	2,966	20,465
Altra Holdings, Inc. (a)	1,190	7,854
American Railcar Industries, Inc.	1,627	13,114
Astec Industries, Inc. (a)	1,352	41,398
Basin Water, Inc. (a)	1,439	446
Bucyrus International, Inc. Class A	4,430	127,052
Chart Industries, Inc. (a)	2,100	44,583
China Fire & Security Group, Inc. (a)	2,036	24,839
Columbus McKinnon Corp. (NY Shares) (a)	1,528	21,224
Commercial Vehicle Group, Inc. (a)	736	927
Dynamic Materials Corp.	636	11,410
Energy Recovery, Inc.	3,247	25,911
Flanders Corp. (a)	1,894	10,228
Flow International Corp. (a)	2,159	4,663
Force Protection, Inc. (a)	3,900	33,657
FreightCar America, Inc.	980	16,395
Gencor Industries, Inc. (a)	519	4,074
Hardinge, Inc.	1,062	4,938
Hurco Companies, Inc. (a)	280	4,021
Joy Global, Inc.	5,921	204,097
K-Tron International, Inc. (a)	229	19,738
Key Technology, Inc. (a)	313	3,215
L.B. Foster Co. Class A (a)	551	16,067
Lincoln Electric Holdings, Inc.	2,475	100,980
MFRI, Inc. (a)	146	872
Middleby Corp. (a)	1,081	48,548
NN, Inc.	807	1,243
Nordson Corp.	1,868	71,731
Omega Flex, Inc.	414	5,746
PACCAR, Inc.	21,532	642,730
PMFG, Inc. (a)	562	3,372
Portec Rail Products, Inc.	692	6,747
RBC Bearings, Inc. (a)	1,377	25,406
Sun Hydraulics Corp.	1,167	18,555
Tecumseh Products Co.:
Class A (non-vtg.) (a)	752	6,076
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co.: - continued
Class B (a)	262	$ 2,358
Twin Disc, Inc.	466	3,374
		1,598,054
Marine - 0.1%
American Commercial Lines, Inc. (a)	899	15,903
Aries Maritime Transport Ltd.	1,020	704
DryShips, Inc.	4,442	36,336
Eagle Bulk Shipping, Inc.	3,413	26,553
Euroseas Ltd.	1,639	9,670
FreeSeas, Inc.	1,718	4,450
OceanFreight, Inc.	753	1,273
Omega Navigation Enterprises, Inc. Class A	768	3,479
Paragon Shipping, Inc.	1,288	6,801
Star Bulk Carriers Corp.	3,376	16,441
TBS International Ltd. Class A (a)	1,663	16,248
Ultrapetrol (Bahamas) Ltd. (a)	1,325	6,387
		144,245
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	868	7,526
Advisory Board Co. (a)	1,115	25,868
Barrett Business Services, Inc.	849	8,677
Comsys IT Partners, Inc. (a)	927	4,691
Corporate Executive Board Co.	1,993	34,658
CoStar Group, Inc. (a)	1,143	40,748
CRA International, Inc. (a)	802	21,133
Diamond Management & Technology Consultants, Inc.	2,113	7,924
Exponent, Inc. (a)	892	23,433
First Advantage Corp. Class A (a)	899	12,119
Heidrick & Struggles International, Inc.	907	16,643
Hudson Highland Group, Inc. (a)	1,554	3,046
Huron Consulting Group, Inc. (a)	1,287	58,983
ICF International, Inc. (a)	808	21,493
Kelly Services, Inc. Class A (non-vtg.)	2,132	22,727
Kforce, Inc. (a)	2,704	25,174
LECG Corp. (a)	1,366	3,989
Odyssey Marine Exploration, Inc. (a)	3,058	11,651
On Assignment, Inc. (a)	2,000	7,140
RCM Technologies, Inc. (a)	426	707
Resources Connection, Inc. (a)	2,565	47,529
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
School Specialty, Inc. (a)	1,586	$ 30,166
Thomas Group (a)	587	470
VSE Corp.	427	10,722
		447,217
Road & Rail - 0.5%
AMERCO (a)	1,285	47,352
Arkansas Best Corp.	1,443	40,563
Celadon Group, Inc. (a)	2,256	17,123
Covenant Transport Group, Inc. Class A (a)	611	1,888
Frozen Food Express Industries, Inc.	1,931	7,724
Heartland Express, Inc.	4,924	77,307
J.B. Hunt Transport Services, Inc.	7,336	225,435
Landstar System, Inc.	3,003	114,114
Marten Transport Ltd. (a)	1,351	28,817
Old Dominion Freight Lines, Inc. (a)	2,102	61,904
P.A.M. Transportation Services, Inc. (a)	668	3,393
Patriot Transportation Holding, Inc. (a)	214	18,513
Quality Distribution, Inc. (a)	1,569	3,060
Saia, Inc. (a)	1,148	15,785
Trailer Bridge, Inc. (a)	724	2,462
Universal Truckload Services, Inc.	990	13,454
USA Truck, Inc. (a)	1,050	14,826
Vitran Corp., Inc. (a)	938	7,504
Werner Enterprises, Inc.	3,933	70,755
YRC Worldwide, Inc. (a)	3,966	10,232
		782,211
Trading Companies & Distributors - 0.3%
Aceto Corp.	3,019	18,386
Beacon Roofing Supply, Inc. (a)	2,630	38,135
DXP Enterprises, Inc. (a)	710	10,508
Fastenal Co. (d)	8,814	292,801
H&E Equipment Services, Inc. (a)	2,677	17,668
Houston Wire & Cable Co.	1,065	12,716
Kaman Corp.	1,496	23,712
Lawson Products, Inc.	645	7,224
Mitsui & Co. Ltd. sponsored ADR	45	11,417
Rush Enterprises, Inc.:
Class A (a)	1,982	23,130
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc.: - continued
Class B (a)	1,009	$ 9,747
Titan Machinery, Inc. (a)	1,448	18,187
		483,631
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	550	5,291
Quixote Corp.	489	1,413
		6,704
TOTAL INDUSTRIALS		9,238,471
INFORMATION TECHNOLOGY - 50.2%
Communications Equipment - 10.2%
3Com Corp. (a)	22,471	97,075
Acme Packet, Inc. (a)	2,767	21,444
ADC Telecommunications, Inc. (a)	5,591	39,361
Adtran, Inc.	3,868	80,377
Airvana, Inc. (a)	3,656	21,497
Alvarion Ltd. (a)	3,957	11,554
Anaren, Inc. (a)	1,301	20,920
Arris Group, Inc. (a)	7,266	88,064
Aruba Networks, Inc. (a)	4,888	31,821
AudioCodes Ltd. (a)	1,741	2,472
Avocent Corp. (a)	2,670	37,380
Bel Fuse, Inc.:
Class A	177	2,432
Class B (non-vtg.)	746	10,071
BigBand Networks, Inc. (a)	4,499	23,485
Black Box Corp.	1,176	38,714
Blue Coat Systems, Inc. (a)	2,506	35,510
Brocade Communications Systems, Inc. (a)	23,013	168,915
Ceragon Networks Ltd. (a)	2,866	17,741
China GrenTech Corp. Ltd. ADR (a)	1,452	5,126
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	798	1,524
Ciena Corp. (a)	5,058	55,638
Cisco Systems, Inc. (a)	347,995	6,437,908
Cogo Group, Inc. (a)	3,065	19,953
Comtech Telecommunications Corp. (a)	1,528	44,526
DG FastChannel, Inc. (a)	1,275	25,232
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Digi International, Inc. (a)	1,799	$ 15,579
Ditech Networks, Inc. (a)	1,208	1,293
EchoStar Holding Corp. Class A (a)	2,448	39,241
EMS Technologies, Inc. (a)	1,046	20,449
Endwave Corp. (a)	412	1,030
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	252	1,179
Extreme Networks, Inc. (a)	7,442	12,279
F5 Networks, Inc. (a)	4,545	144,349
Finisar Corp. (a)	32,166	20,908
Gilat Satellite Networks Ltd. (a)	2,826	9,750
Globecomm Systems, Inc. (a)	1,123	7,266
Harmonic, Inc. (a)	5,586	32,287
Harris Stratex Networks, Inc. Class A (a)	2,384	11,372
Hughes Communications, Inc. (a)	1,384	30,337
Infinera Corp. (a)	5,609	48,013
InterDigital, Inc. (a)	2,451	62,795
Ituran Location & Control Ltd.	1,591	14,128
Ixia (a)	4,192	25,571
JDS Uniphase Corp. (a)	12,108	65,262
Juniper Networks, Inc. (a)	31,033	767,446
KVH Industries, Inc. (a)	1,563	11,379
Loral Space & Communications Ltd. (a)	1,172	36,144
MRV Communications, Inc. (a)	7,974	4,386
NETGEAR, Inc. (a)	2,308	32,381
Network Engines, Inc. (a)	1,511	1,209
Nice Systems Ltd. sponsored ADR (a)	2,168	49,777
NumereX Corp. Class A (a)	847	3,812
Occam Networks, Inc. (a)	651	1,660
Oclaro, Inc. (a)	8,812	5,463
Oplink Communications, Inc. (a)	1,319	15,169
Opnext, Inc. (a)	6,299	15,685
ORBCOMM, Inc. (a)	2,897	4,461
Orckit Communications Ltd. (a)	1,533	4,936
Palm, Inc. (a)	7,831	95,538
Parkervision, Inc. (a)(d)	2,588	8,437
PC-Tel, Inc.	1,155	6,422
Performance Technologies, Inc. (a)	470	1,457
Polycom, Inc. (a)	5,116	88,558
Powerwave Technologies, Inc. (a)	6,700	9,045
Qiao Xing Universal Telephone, Inc. (a)(d)	925	1,804
QUALCOMM, Inc.	98,276	4,283,851
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
RADWARE Ltd. (a)	1,428	$ 10,867
Research In Motion Ltd. (a)	33,721	2,651,820
Riverbed Technology, Inc. (a)	4,029	80,943
SCM Microsystems, Inc. (a)	1,068	2,691
SeaChange International, Inc. (a)	2,169	16,051
ShoreTel, Inc. (a)	3,356	20,505
Sierra Wireless, Inc. (a)	2,705	17,541
Silicom Ltd. (a)	400	2,712
Sonus Networks, Inc. (a)	17,242	38,795
Starent Networks Corp. (a)	4,099	86,612
Sycamore Networks, Inc. (a)	16,651	49,953
Symmetricom, Inc. (a)	3,734	19,193
Tekelec (a)	3,787	61,842
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	16,610	154,639
Tellabs, Inc. (a)	23,186	128,682
Telular Corp. (a)	871	1,820
Tollgrade Communications, Inc. (a)	443	2,490
UTStarcom, Inc. (a)	5,640	11,675
ViaSat, Inc. (a)	1,808	45,345
Westell Technologies, Inc. Class A (a)	3,694	1,766
		16,756,790
Computers & Peripherals - 6.4%
ActivIdentity Corp. (a)	1,423	3,301
Adaptec, Inc. (a)	8,005	21,774
Apple, Inc. (a)	53,113	7,213,277
Avid Technology, Inc. (a)	2,438	34,717
Concurrent Computer Corp. (a)	225	1,076
Cray, Inc. (a)	3,431	14,788
Data Domain, Inc. (a)	3,712	94,545
Dell, Inc. (a)	115,819	1,341,184
Dot Hill Systems Corp. (a)	4,517	3,162
Electronics for Imaging, Inc. (a)	3,218	32,727
Hutchinson Technology, Inc. (a)	1,552	3,275
iGO, Inc. (a)	1,162	790
Immersion Corp. (a)	1,492	6,639
Intevac, Inc. (a)	2,427	18,251
Isilon Systems, Inc. (a)	2,877	7,883
LaserCard Corp. (a)	492	1,752
Logitech International SA (a)(d)	10,683	149,882
NetApp, Inc. (a)	19,400	378,300
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Novatel Wireless, Inc. (a)	1,802	$ 21,047
Overland Storage, Inc. (a)	914	567
Presstek, Inc. (a)	2,467	4,268
QLogic Corp. (a)	7,319	99,904
Rimage Corp. (a)	799	12,169
SanDisk Corp. (a)	13,128	205,584
Seagate Technology	28,853	251,310
Silicon Graphics International Corp. (a)	2,701	13,694
STEC, Inc. (a)	3,204	52,514
Stratasys, Inc. (a)	1,858	19,435
Sun Microsystems, Inc. (a)	44,337	399,033
Super Micro Computer, Inc. (a)	3,724	24,951
Synaptics, Inc. (a)	2,020	70,942
Xyratex Ltd. (a)	1,510	4,983
		10,507,724
Electronic Equipment & Components - 1.1%
Acacia Research Corp. - Acacia Technologies (a)	2,802	15,495
Agilysys, Inc.	2,256	14,574
American Technology Corp. (a)	1,388	2,873
Brightpoint, Inc. (a)	4,939	29,239
CalAmp Corp. (a)	1,266	1,329
Cogent, Inc. (a)	4,980	50,049
Cognex Corp.	2,442	31,966
Coherent, Inc. (a)	1,550	30,256
Comverge, Inc. (a)	1,813	18,493
CPI International, Inc. (a)	1,519	16,603
Daktronics, Inc. (d)	2,677	22,942
DDi Corp. (a)	1,501	6,004
Digital Ally, Inc. (a)(d)	1,439	2,590
DTS, Inc. (a)	1,101	29,143
Echelon Corp. (a)	2,785	20,414
Electro Rent Corp.	1,443	13,925
Electro Scientific Industries, Inc. (a)	2,429	21,764
Entorian Technologies, Inc. (a)	3,710	1,132
FARO Technologies, Inc. (a)	1,390	21,448
Flextronics International Ltd. (a)	48,188	190,824
FLIR Systems, Inc. (a)	8,963	201,309
Frequency Electronics, Inc. (a)	801	3,468
GSI Group, Inc. (a)	2,835	2,552
GTSI Corp. (a)	429	2,231
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
I. D. Systems Inc. (a)	623	$ 2,504
ICx Technologies, Inc. (a)	1,926	8,186
Insight Enterprises, Inc. (a)	2,484	18,754
IPG Photonics Corp. (a)	3,185	32,837
Itron, Inc. (a)	2,195	128,056
LeCroy Corp. (a)	1,187	4,831
Littelfuse, Inc. (a)	1,594	27,959
LoJack Corp. (a)	1,208	4,011
Magal Security Systems Ltd. (a)	1,252	5,584
Maxwell Technologies, Inc. (a)	1,792	20,357
Measurement Specialties, Inc. (a)	600	3,300
Mercury Computer Systems, Inc. (a)	1,684	12,697
Merix Corp. (a)	475	238
Molex, Inc.	5,700	87,096
Molex, Inc. Class A (non-vtg.)	4,329	59,740
MTS Systems Corp.	1,079	23,932
Multi-Fineline Electronix, Inc. (a)	1,574	30,142
National Instruments Corp.	4,655	98,733
Newport Corp. (a)	3,058	17,859
NU Horizons Electronics Corp. (a)	1,635	6,082
Optimal Group, Inc. Class A (a)	1,305	484
Orbotech Ltd. (a)	3,303	23,980
OSI Systems, Inc. (a)	1,358	24,987
PC Connection, Inc. (a)	2,121	11,347
PC Mall, Inc. (a)	507	4,112
Perceptron, Inc. (a)	784	2,564
Planar Systems, Inc. (a)	480	619
Plexus Corp. (a)	2,253	41,140
RadiSys Corp. (a)	1,638	14,185
Research Frontiers, Inc. (a)(d)	596	1,848
Richardson Electronics Ltd.	989	3,897
Rofin-Sinar Technologies, Inc. (a)	1,847	41,650
Sanmina-SCI Corp. (a)	41,612	29,961
ScanSource, Inc. (a)	1,575	38,966
SMART Modular Technologies (WWH), Inc. (a)	3,295	9,160
Spectrum Control, Inc. (a)	541	4,447
Tech Data Corp. (a)	2,983	95,516
Tessco Technologies, Inc. (a)	367	3,824
Trimble Navigation Ltd. (a)	7,069	135,583
TTM Technologies, Inc. (a)	2,925	26,033
Universal Display Corp. (a)	2,049	18,011
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
X-Rite, Inc. (a)	1,218	$ 2,205
Zygo Corp. (a)	1,222	6,171
		1,884,211
Internet Software & Services - 7.2%
Akamai Technologies, Inc. (a)	10,021	223,067
Art Technology Group, Inc. (a)	8,502	30,607
AsiaInfo Holdings, Inc. (a)	2,675	56,068
Autobytel, Inc. (a)	3,159	1,422
Baidu.com, Inc. sponsored ADR (a)	1,520	401,204
Bankrate, Inc. (a)	1,186	35,710
China Finance Online Co. Ltd. ADR (a)	852	10,667
Chordiant Software, Inc. (a)	1,678	6,746
comScore, Inc. (a)	1,730	19,290
Constant Contact, Inc. (a)	1,896	33,351
CryptoLogic Ltd. (d)	469	2,884
DealerTrack Holdings, Inc. (a)	2,378	34,124
Digital River, Inc. (a)	2,294	87,470
DivX, Inc. (a)	2,720	14,416
EarthLink, Inc. (a)	6,701	52,536
eBay, Inc. (a)	76,482	1,347,613
Equinix, Inc. (a)	2,258	167,995
GigaMedia Ltd. (a)	3,292	19,982
Gmarket, Inc. sponsored ADR (a)	1,614	38,607
Google, Inc. Class A (sub. vtg.) (a)	14,336	5,981,409
GSI Commerce, Inc. (a)	3,003	38,619
HSW International, Inc. (a)	2,128	340
Hurray! Holding Co. Ltd. ADR (a)	2,051	6,009
IAC/InterActiveCorp (a)	8,360	135,098
InfoSpace, Inc. (a)	2,486	17,402
Internap Network Services Corp. (a)	4,621	12,985
Internet Brands, Inc. Class A (a)	3,000	20,190
Internet Capital Group, Inc. (a)	3,105	18,071
Internet Gold Golden Lines Ltd. (a)	1,727	10,276
Internet Initiative Japan, Inc. sponsored ADR	728	3,014
iPass, Inc. (a)	2,745	4,392
j2 Global Communications, Inc. (a)	2,673	59,608
Keynote Systems, Inc. (a)	1,025	7,442
Limelight Networks, Inc. (a)	5,569	27,399
Liquidity Services, Inc. (a)	1,699	16,633
LivePerson, Inc. (a)	2,751	8,886
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LoopNet, Inc. (a)	2,688	$ 21,853
Marchex, Inc. Class B	1,598	5,321
Mercadolibre, Inc. (a)(d)	2,520	54,533
MIVA, Inc. (a)	3,393	580
ModusLink Global Solutions, Inc. (a)	3,600	15,300
Move, Inc. (a)	8,334	17,501
NetEase.com, Inc. sponsored ADR (a)	4,172	144,268
NIC, Inc.	4,057	24,464
Omniture, Inc. (a)	4,474	52,883
Open Text Corp. (a)	3,051	107,866
OpenTable, Inc.	1,300	37,024
Openwave Systems, Inc. (a)	4,488	7,899
Perficient, Inc. (a)	1,706	10,850
RADVision Ltd. (a)	1,823	14,219
RealNetworks, Inc. (a)	8,651	22,147
Rediff.com India Ltd. sponsored ADR (a)	371	1,306
S1 Corp. (a)	3,096	20,991
Saba Software, Inc. (a)	1,898	6,776
SAVVIS, Inc.	3,324	39,123
Selectica, Inc. (a)	4,918	1,770
Sify Technologies Ltd. sponsored ADR (a)	1,939	3,626
Sina Corp. (a)(d)	3,295	92,622
SkillSoft PLC sponsored ADR (a)	6,076	49,641
Sohu.com, Inc. (a)	2,318	146,359
SonicWALL, Inc. (a)	3,859	19,719
Supportsoft, Inc. (a)	2,282	5,066
Switch & Data Facilities Co., Inc. (a)	2,438	32,060
TechTarget, Inc. (a)	1,900	7,638
Terremark Worldwide, Inc. (a)	4,592	23,098
The Knot, Inc. (a)	2,109	17,252
TheStreet.com, Inc.	1,783	3,477
Travelzoo, Inc. (a)(d)	630	6,413
United Online, Inc.	4,643	29,715
ValueClick, Inc. (a)	4,846	53,548
VeriSign, Inc. (a)	11,316	264,908
Vignette Corp. (a)	1,536	19,876
VistaPrint Ltd. (a)	2,410	92,279
Vocus, Inc. (a)	1,291	24,671
Web.com, Inc. (a)	1,607	7,681
WebMD Health Corp. Class A (a)	677	18,387
WebMediaBrands, Inc. (a)	1,459	657
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Websense, Inc. (a)	2,748	$ 49,876
Yahoo!, Inc. (a)	83,177	1,317,524
Zix Corp. (a)	3,758	6,238
		11,850,537
IT Services - 2.1%
Acxiom Corp.	4,509	48,201
Automatic Data Processing, Inc.	29,938	1,137,943
Cass Information Systems, Inc.	612	19,082
Cognizant Technology Solutions Corp. Class A (a)	17,310	436,039
CSG Systems International, Inc. (a)	2,021	27,829
CyberSource Corp. (a)	4,487	58,331
Edgewater Technology, Inc. (a)	1,090	3,107
eLoyalty Corp. (a)	438	3,079
Euronet Worldwide, Inc. (a)(d)	3,047	48,630
ExlService Holdings, Inc. (a)	2,333	23,097
Fiserv, Inc. (a)	9,225	390,771
Forrester Research, Inc. (a)	1,400	32,438
Gevity HR, Inc.	1,134	4,525
Hackett Group, Inc. (a)	1,964	4,615
iGate Corp.	4,682	25,002
infoGROUP, Inc. (a)	4,077	22,831
Infosys Technologies Ltd. sponsored ADR	6,381	220,655
Integral Systems, Inc. (a)	1,158	8,801
Lionbridge Technologies, Inc. (a)	3,727	6,150
ManTech International Corp. Class A (a)	1,342	51,466
NCI, Inc. Class A (a)	605	15,222
Ness Technologies, Inc. (a)	2,946	10,075
Newtek Business Services, Inc. (a)	1,293	608
Online Resources Corp. (a)	2,603	13,562
Paychex, Inc.	21,550	589,824
PFSweb, Inc. (a)	257	368
Rainmaker Systems, Inc. (a)	1,909	2,386
RightNow Technologies, Inc. (a)	1,835	16,130
Sapient Corp. (a)	7,930	42,108
Syntel, Inc.	2,335	67,085
TechTeam Global, Inc. (a)	575	3,439
Teletech Holdings, Inc. (a)	3,639	41,958
Telvent GIT SA (d)	2,000	37,440
Tier Technologies, Inc. Class B (a)	1,098	7,412
TRX, Inc. (a)	921	433
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Virtusa Corp. (a)	2,940	$ 20,756
Yucheng Technologies Ltd. (a)	1,788	16,003
		3,457,401
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,531	77,082
Semiconductors & Semiconductor Equipment - 7.7%
Actel Corp. (a)	2,461	27,760
Actions Semiconductor Co. Ltd. ADR (a)	3,319	6,721
Advanced Analogic Technologies, Inc. (a)	3,160	14,947
Advanced Energy Industries, Inc. (a)	2,740	25,893
Altera Corp.	17,722	301,628
Amkor Technology, Inc. (a)	11,117	50,471
ANADIGICS, Inc. (a)	5,180	20,306
Applied Materials, Inc.	78,923	888,673
Applied Micro Circuits Corp. (a)	3,924	30,686
ARM Holdings PLC sponsored ADR	4,374	23,007
ASM International NV (NASDAQ) (a)(d)	507	7,169
ASML Holding NV (NY Shares)	7,700	159,390
Atheros Communications, Inc. (a)	3,636	60,939
Atmel Corp. (a)	26,629	102,522
ATMI, Inc. (a)	1,949	31,632
AuthenTec, Inc. (a)	1,524	2,667
Axcelis Technologies, Inc. (a)	5,873	2,525
AXT, Inc. (a)	2,274	2,661
Broadcom Corp. Class A (a)	25,246	643,268
Brooks Automation, Inc. (a)	3,569	13,955
Cabot Microelectronics Corp. (a)	1,441	40,276
California Micro Devices Corp. (a)	960	2,333
Camtek Ltd. (a)	1,772	868
Cascade Microtech, Inc. (a)	599	1,977
Cavium Networks, Inc. (a)	2,615	37,761
Ceva, Inc. (a)	2,018	15,357
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,935	1,820
Cirrus Logic, Inc. (a)	3,482	13,545
Cohu, Inc.	1,597	14,772
Conexant Systems, Inc. (a)	2,384	2,765
Cree, Inc. (a)	5,260	160,062
Cymer, Inc. (a)	1,708	47,414
Diodes, Inc. (a)	2,507	38,533
DSP Group, Inc. (a)	2,504	18,154
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
EMCORE Corp. (a)	3,730	$ 4,886
Entegris, Inc. (a)	5,226	15,051
Entropic Communications, Inc. (a)	2,900	6,815
Exar Corp. (a)	3,545	22,901
Ezchip Semiconductor Ltd. (a)(d)	1,617	20,617
FEI Co. (a)	2,095	45,587
FormFactor, Inc. (a)	2,835	51,455
FSI International, Inc. (a)	988	390
Himax Technologies, Inc. sponsored ADR	6,926	25,141
Hittite Microwave Corp. (a)	1,689	60,601
Ikanos Communications, Inc. (a)	2,406	3,585
Integrated Device Technology, Inc. (a)	9,444	53,170
Integrated Silicon Solution, Inc. (a)	1,031	2,876
Intel Corp.	331,633	5,213,271
Intersil Corp. Class A	7,364	90,209
IXYS Corp.	2,393	22,662
KLA-Tencor Corp.	9,744	263,088
Kopin Corp. (a)	4,812	18,959
Kulicke & Soffa Industries, Inc. (a)	4,659	21,478
Lam Research Corp. (a)	7,335	192,104
Lattice Semiconductor Corp. (a)	11,118	22,014
Leadis Technology, Inc. (a)	715	386
Linear Technology Corp.	13,119	307,116
LTX-Credence Corp. (a)	6,564	3,676
Marvell Technology Group Ltd. (a)	36,197	413,732
Mattson Technology, Inc. (a)	3,129	4,068
Maxim Integrated Products, Inc.	17,931	291,020
Mellanox Technologies Ltd. (a)	2,289	27,056
MEMSIC, Inc. (a)	1,025	3,506
Micrel, Inc.	4,134	30,385
Microchip Technology, Inc. (d)	10,368	223,638
Microsemi Corp. (a)	5,086	68,458
Microtune, Inc. (a)	3,311	7,615
Mindspeed Technologies, Inc. (a)	486	885
MIPS Technologies, Inc. (a)	1,934	7,523
MKS Instruments, Inc. (a)	3,161	42,705
Monolithic Power Systems, Inc. (a)	2,039	42,228
MoSys, Inc. (a)	2,523	4,037
Nanometrics, Inc. (a)	749	1,505
Netlogic Microsystems, Inc. (a)	1,228	40,180
Novellus Systems, Inc. (a)	5,818	104,317
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVE Corp. (a)	438	$ 17,524
NVIDIA Corp. (a)	31,747	331,121
O2Micro International Ltd. sponsored ADR (a)	3,450	13,455
Omnivision Technologies, Inc. (a)	3,201	36,459
ON Semiconductor Corp. (a)	24,555	168,202
PDF Solutions, Inc. (a)	1,837	3,454
Pericom Semiconductor Corp. (a)	2,119	20,025
Photronics, Inc. (a)	1,773	5,603
Pixelworks, Inc. (a)	616	1,078
PLX Technology, Inc. (a)	1,370	4,411
PMC-Sierra, Inc. (a)	13,202	100,203
Power Integrations, Inc.	1,717	37,877
Rambus, Inc. (a)	6,294	81,507
Ramtron International Corp. (a)	3,073	3,196
RF Micro Devices, Inc. (a)	15,515	44,218
Rubicon Technology, Inc. (a)	1,899	17,452
Rudolph Technologies, Inc. (a)	1,643	7,278
Semitool, Inc. (a)	2,121	10,393
Semtech Corp. (a)	3,476	55,929
Sigma Designs, Inc. (a)	1,477	22,834
Silicon Image, Inc. (a)	6,593	15,625
Silicon Laboratories, Inc. (a)	2,511	84,420
Silicon Motion Technology Corp. sponsored ADR (a)(d)	1,507	4,792
Silicon Storage Technology, Inc. (a)	6,222	11,448
Siliconware Precision Industries Co. Ltd. sponsored ADR	7,050	52,170
SiRF Technology Holdings, Inc. (a)	5,278	21,006
Skyworks Solutions, Inc. (a)	9,534	90,859
Spreadtrum Communications, Inc. ADR (a)	1,843	3,354
Standard Microsystems Corp. (a)	1,492	27,512
Supertex, Inc. (a)	905	22,163
Techwell, Inc. (a)	2,450	15,778
Tessera Technologies, Inc. (a)	2,833	66,660
Transwitch Corp. (a)	3,937	1,378
Trident Microsystems, Inc. (a)	4,759	8,185
TriQuint Semiconductor, Inc. (a)	9,319	41,470
Ultra Clean Holdings, Inc. (a)	1,092	3,200
Ultratech, Inc. (a)	1,310	16,454
Varian Semiconductor Equipment Associates, Inc. (a)	4,313	101,442
Veeco Instruments, Inc. (a)	2,798	29,463
Verigy Ltd. (a)	3,602	43,224
Vimicro International Corp. sponsored ADR (a)	1,066	2,399
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Virage Logic Corp. (a)	2,224	$ 9,341
Volterra Semiconductor Corp. (a)	1,859	25,394
White Electronic Designs Corp. (a)	952	4,703
Xilinx, Inc. (d)	16,075	333,396
Zilog, Inc. (a)	2,792	6,087
Zoran Corp. (a)	3,042	33,705
		12,651,200
Software - 15.4%
Access Integrated Technologies, Inc. Class A (a)	987	1,175
ACI Worldwide, Inc. (a)	2,038	30,387
Activision Blizzard, Inc. (a)	78,047	942,808
Actuate Corp. (a)	3,000	14,520
Adobe Systems, Inc. (a)	31,225	879,921
Advent Software, Inc. (a)	1,670	51,252
Allot Communications Ltd. (a)	1,427	3,810
American Software, Inc. Class A	2,162	10,788
ANSYS, Inc. (a)	5,168	154,316
ArcSight, Inc. (a)	2,066	33,283
Ariba, Inc. (a)	5,530	52,369
Authentidate Holding Corp. (a)	825	899
Autodesk, Inc. (a)	13,352	286,534
Blackbaud, Inc.	2,741	38,018
Blackboard, Inc. (a)	1,775	51,156
BluePhoenix Solutions Ltd. (a)	1,138	2,526
Borland Software Corp. (a)	5,134	5,036
Bottomline Technologies, Inc. (a)	2,171	21,059
CA, Inc.	30,841	538,175
Cadence Design Systems, Inc. (a)	16,014	90,479
Callidus Software, Inc. (a)	2,708	7,664
Catapult Communications Corp. (a)	635	5,956
CDC Corp. Class A (a)	5,802	9,573
Changyou.com Ltd. (A Shares) ADR	562	18,490
Check Point Software Technologies Ltd. (a)	12,296	287,112
Citrix Systems, Inc. (a)	10,533	330,842
ClickSoftware Technologies Ltd. (a)	3,155	12,462
CommVault Systems, Inc. (a)	2,851	35,210
Compuware Corp. (a)	14,637	111,680
Concur Technologies, Inc. (a)	2,767	81,627
Convera Corp. Class A (a)	4,146	1,119
Corel Corp. (a)	1,715	3,207
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Deltek, Inc. (a)	5,101	$ 20,659
DemandTec, Inc. (a)	2,018	18,667
Descartes Systems Group, Inc. (a)	893	3,517
Digimarc Corp. (a)	456	4,633
Double-Take Software, Inc. (a)	1,976	18,199
ebix.com, Inc. (a)	678	21,472
Electronic Arts, Inc. (a)	19,197	441,339
Entrust, Inc. (a)	2,378	5,018
Epicor Software Corp. (a)	4,405	22,642
EPIQ Systems, Inc. (a)	2,076	31,617
Evolving Systems, Inc. (a)	203	396
FalconStor Software, Inc. (a)	2,755	10,001
Fundtech Ltd. (a)	1,244	11,967
Glu Mobile, Inc. (a)	2,413	1,834
Gravity Co. Ltd. sponsored ADR (a)	917	1,091
Guidance Software, Inc. (a)	905	2,896
i2 Technologies, Inc. (a)	1,709	20,987
Informatica Corp. (a)	5,251	85,749
Interactive Intelligence, Inc. (a)	1,472	19,165
Intuit, Inc. (a)	18,871	513,669
Jack Henry & Associates, Inc.	5,160	94,789
JDA Software Group, Inc. (a)	1,992	29,681
Kenexa Corp. (a)	1,120	10,830
KongZhong Corp. sponsored ADR (a)	1,876	18,197
Lawson Software, Inc. (a)	9,445	49,681
Logility, Inc. (a)	978	6,856
Macrovision Solutions Corp. (a)	5,785	130,567
Magic Software Enterprises Ltd. (a)	1,246	1,744
Magma Design Automation, Inc. (a)	4,785	7,082
Majesco Entertainment Co. (a)	700	963
Manhattan Associates, Inc. (a)	1,587	27,915
Mentor Graphics Corp. (a)	6,218	34,945
MICROS Systems, Inc. (a)	4,954	129,398
Microsoft Corp.	530,317	11,078,267
MicroStrategy, Inc. Class A (a)	603	28,220
Monotype Imaging Holdings, Inc. (a)	1,789	10,108
MSC.Software Corp. (a)	3,205	23,172
Net 1 UEPS Technologies, Inc. (a)	3,086	37,680
NetScout Systems, Inc. (a)	2,889	27,099
Novell, Inc. (a)	20,710	86,154
Nuance Communications, Inc. (a)	15,708	194,779
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
OpenTV Corp. Class A (a)	9,648	$ 16,884
Opnet Technologies, Inc.	1,706	17,333
Oracle Corp.	301,025	5,897,080
Parametric Technology Corp. (a)	6,500	75,270
Pegasystems, Inc.	2,064	54,779
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,703	36,087
Pervasive Software, Inc. (a)	1,282	7,474
Phoenix Technologies Ltd. (a)	1,781	4,969
Plato Learning, Inc. (a)	886	2,747
Progress Software Corp. (a)	2,387	53,517
QAD, Inc.	2,253	6,714
Quality Systems, Inc. (d)	1,622	80,986
Quest Software, Inc. (a)	5,419	70,013
Radiant Systems, Inc. (a)	2,762	20,853
Renaissance Learning, Inc.	1,546	15,166
Retalix Ltd. (a)	909	8,090
Salary.com, Inc. (a)	857	1,688
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,866	107,519
Smith Micro Software, Inc. (a)	2,511	24,507
Soapstone Networks, Inc. (a)	1,421	5,386
Sonic Foundry, Inc. (a)	4,781	3,442
Sonic Solutions, Inc.	1,220	2,135
Sourcefire, Inc. (a)	1,977	24,119
SourceForge, Inc. (a)	4,499	4,454
SPSS, Inc. (a)	1,082	36,106
SRS Labs, Inc. (a)	1,570	9,750
SuccessFactors, Inc. (a)	3,461	27,134
SumTotal Systems, Inc. (a)	2,233	10,718
Symantec Corp. (a)	48,994	763,816
Symyx Technologies, Inc. (a)	1,829	8,852
Synchronoss Technologies, Inc. (a)	2,121	25,749
Synopsys, Inc. (a)	8,399	163,613
Take-Two Interactive Software, Inc.	4,861	42,096
Taleo Corp. Class A (a)	1,856	28,768
TeleCommunication Systems, Inc. Class A (a)	2,247	16,785
The9 Ltd. sponsored ADR	698	6,380
THQ, Inc. (a)	4,162	26,762
TIBCO Software, Inc. (a)	9,986	66,207
TiVo, Inc. (a)	5,841	40,887
Ultimate Software Group, Inc. (a)	1,555	31,582
Unica Corp. (a)	960	4,291
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Vasco Data Security International, Inc. (a)	3,544	$ 26,261
Veraz Networks, Inc. (a)	1,800	1,476
Versant Corp. (a)	349	5,266
Wind River Systems, Inc. (a)	4,635	36,570
		25,317,379
TOTAL INFORMATION TECHNOLOGY		82,502,324
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,500	22,395
ADA-ES, Inc. (a)	172	569
Altair Nanotechnologies, Inc. (a)(d)	2,936	2,995
American Pacific Corp. (a)	617	3,875
Balchem Corp.	1,054	25,422
Fuwei Films Holdings Co. Ltd. (a)	926	1,250
GenTek, Inc. (a)	691	16,232
Hawkins, Inc.	1,094	23,499
ICO, Inc. (a)	1,832	5,276
Innophos Holdings, Inc.	1,042	16,245
Innospec, Inc.	1,134	10,104
KMG Chemicals, Inc.	572	4,004
Landec Corp. (a)	3,174	21,583
Methanex Corp.	4,970	59,451
Nanophase Technologies Corp. (a)	626	783
Penford Corp.	697	4,252
ShengdaTech, Inc. (a)	5,173	20,278
Sigma Aldrich Corp.	7,172	347,555
Zoltek Companies, Inc. (a)	2,737	27,096
		612,864
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	2,507	5,816
United States Lime & Minerals, Inc. (a)	477	19,066
		24,882
Containers & Packaging - 0.0%
AEP Industries, Inc. (a)	305	7,561
Silgan Holdings, Inc.	2,256	99,851
		107,412
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
Anglo American PLC ADR	7,024	$ 100,794
Century Aluminum Co. (a)	5,549	33,349
China Natural Resources, Inc. (a)(d)	1,155	12,486
China Precision Steel, Inc. (a)	3,260	6,944
DRDGOLD Ltd. sponsored ADR	1,532	15,826
Haynes International, Inc. (a)	807	18,521
Horsehead Holding Corp. (a)	2,366	16,988
Kaiser Aluminum Corp.	1,111	34,519
Lihir Gold Ltd. sponsored ADR (a)	1,851	47,848
Olympic Steel, Inc.	1,095	20,214
Pan American Silver Corp. (a)	5,155	120,730
Randgold Resources Ltd. sponsored ADR	3,556	248,244
Royal Gold, Inc.	2,421	112,746
Schnitzer Steel Industries, Inc. Class A	1,225	66,812
Silver Standard Resources, Inc. (a)	4,081	97,495
Steel Dynamics, Inc.	10,786	161,143
Universal Stainless & Alloy Products, Inc. (a)	308	4,278
US Energy Corp. (a)	949	1,841
		1,120,778
Paper & Forest Products - 0.0%
Kapstone Paper & Packaging Corp. (a)	2,358	10,022
Mercer International, Inc. (SBI) (a)	2,806	2,666
Pope Resources, Inc. LP	213	4,699
		17,387
TOTAL MATERIALS		1,883,323
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
012 Smile.Communications Ltd. (a)	1,640	11,628
8X8, Inc. (a)	2,302	1,565
Alaska Communication Systems Group, Inc.	3,496	23,668
Arbinet-thexchange, Inc. (a)	800	1,536
Atlantic Tele-Network, Inc.	1,084	24,683
Cbeyond, Inc. (a)	1,847	31,750
Cogent Communications Group, Inc. (a)	2,928	22,868
Consolidated Communications Holdings, Inc.	1,954	20,126
D&E Communications, Inc.	1,468	14,313
General Communications, Inc. Class A (a)	3,226	21,324
Global Crossing Ltd. (a)	4,081	34,199
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
HickoryTech Corp.	972	$ 6,998
iBasis, Inc. (a)	3,580	4,690
Level 3 Communications, Inc. (a)	93,131	99,650
Neutral Tandem, Inc. (a)	1,898	55,042
NTELOS Holdings Corp.	2,636	47,105
PAETEC Holding Corp. (a)	10,485	32,084
Shenandoah Telecommunications Co.	1,324	25,566
SureWest Communications	1,410	12,323
Telefonos de Mexico SA de CV Series A sponsored ADR	257	4,264
tw telecom, inc. (a)	8,605	102,055
Warwick Valley Telephone Co.	420	5,645
		603,082
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series A sponsored ADR	375	14,344
Centennial Communications Corp. Class A (a)	5,973	50,233
Clearwire Corp. Class A (a)(d)	11,514	51,237
FiberTower Corp. (a)	6,611	4,958
ICO Global Communications Holdings Ltd. Class A (a)	6,456	4,196
IPCS, Inc. (a)	1,325	24,009
Leap Wireless International, Inc. (a)	4,197	157,346
Linktone Ltd. sponsored ADR (a)	452	859
Millicom International Cellular SA (d)	6,417	389,512
NII Holdings, Inc. (a)	9,879	202,124
Partner Communications Co. Ltd. ADR (d)	591	10,047
SBA Communications Corp. Class A (a)	7,073	180,857
Terrestar Corp. (a)	8,807	4,844
USA Mobility, Inc.	1,571	17,564
		1,112,130
TOTAL TELECOMMUNICATION SERVICES		1,715,212
UTILITIES - 0.1%
Electric Utilities - 0.0%
Enernoc, Inc. (a)	1,366	32,538
MGE Energy, Inc.	1,336	41,456
		73,994
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	7,712
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	1,961
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	$ 6,876
Cadiz, Inc. (a)	828	6,301
Connecticut Water Service, Inc.	909	19,171
Consolidated Water Co., Inc.	1,157	18,061
Middlesex Water Co.	1,342	18,479
Pure Cycle Corp. (a)	764	2,063
Southwest Water Co.	1,718	9,020
York Water Co.	818	11,452
		91,423
TOTAL UTILITIES		175,090
TOTAL COMMON STOCKS (Cost $176,606,638)		158,201,319
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.45% to 0.48% 11/19/09 to 12/17/09 (e) (Cost $897,811)	$ 900,000	898,589
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	4,197,185	4,197,185
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	5,004,533	5,004,533
TOTAL MONEY MARKET FUNDS (Cost $9,201,718)		9,201,718
Cash Equivalents - 0.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $757,000)	$ 757,011	$ 757,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $187,463,167)		169,058,626
NET OTHER ASSETS - (2.8)%		(4,676,249)
NET ASSETS - 100%		$ 164,382,377
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
216 CME E-mini NASDAQ 100 Index Contracts	June 2009	$ 6,201,360	$ 108,696

The face value of futures purchased as a percentage of net assets - 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $898,589.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$757,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 33,390
Bank of America, NA	64,277
Barclays Capital, Inc.	107,129
Credit Suisse Securities (USA) LLC	5,290
Deutsche Bank Securities, Inc.	118,397
HSBC Securities (USA), Inc.	107,129
ING Financial Markets LLC	35,710
J.P. Morgan Securities, Inc.	249,968
Mizuho Securities USA, Inc.	17,855
Societe Generale, New York Branch	17,855
$ 757,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,026
Fidelity Securities Lending Cash Central Fund	74,041
Total	$ 87,067
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 169,058,626	$ 167,402,161	$ 1,655,589	$ 876
Other Financial Instruments*	$ 108,696	$ 108,696	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	413
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	463
Ending Balance	$ 876

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 108,696	$ -
Total Value of Derivatives	$ 108,696	$ -

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $5,238,336 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $929,382 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,878,949 and repurchase agreements of $757,000) - See accompanying schedule: Unaffiliated issuers (cost $178,261,449)	$ 159,856,908
Fidelity Central Funds (cost $9,201,718)	9,201,718
Total Investments (cost $187,463,167)		$ 169,058,626
Cash		840
Receivable for investments sold		39,342
Receivable for fund shares sold		361,567
Dividends receivable		181,390
Distributions receivable from Fidelity Central Funds		19,224
Receivable for daily variation on futures contracts		72,573
Prepaid expenses		854
Receivable from investment adviser for expense reductions		36,957
Other receivables		2,414
Total assets		169,773,787

Liabilities
Payable for investments purchased	$ 18,979
Payable for fund shares redeemed	240,011
Accrued management fee	31,374
Distribution fees payable	20,555
Other affiliated payables	22,908
Other payables and accrued expenses	53,050
Collateral on securities loaned, at value	5,004,533
Total liabilities		5,391,410

Net Assets		$ 164,382,377
Net Assets consist of:
Paid in capital		$ 189,317,784
Undistributed net investment income		394,150
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,033,712)
Net unrealized appreciation (depreciation) on investments		(18,295,845)
Net Assets, for 6,982,519 shares outstanding		$ 164,382,377
Net Asset Value, offering price and redemption price per share ($164,382,377 ÷ 6,982,519 shares)		$ 23.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)
Investment Income
Dividends		$ 673,709
Interest		4,170
Income from Fidelity Central Funds (including $74,041 from security lending)		87,067
Total income		764,946

Expenses
Management fee	$ 153,026
Transfer agent fees	99,197
Distribution fees	38,184
Licensing fees	38,184
Accounting and security lending fees	24,957
Custodian fees and expenses	7,902
Independent trustees' compensation	477
Registration fees	15,215
Audit	28,118
Legal	218
Miscellaneous	1,263
Total expenses before reductions	406,741
Expense reductions	(183,944)	222,797
Net investment income (loss)		542,149
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,171,663)
Foreign currency transactions	132
Futures contracts	642,046
Total net realized gain (loss)		(529,485)
Change in net unrealized appreciation (depreciation) on: Investment securities	21,039,689
Futures contracts	345,377
Total change in net unrealized appreciation (depreciation)		21,385,066
Net gain (loss)		20,855,581
Net increase (decrease) in net assets resulting from operations		$ 21,397,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 542,149	$ 1,178,812
Net realized gain (loss)	(529,485)	(6,076,069)
Change in net unrealized appreciation (depreciation)	21,385,066	(76,235,005)
Net increase (decrease) in net assets resulting from operations	21,397,730	(81,132,262)
Distributions to shareholders from net investment income	(1,155,385)	(955,824)
Distributions to shareholders from net realized gain	-	(2,655,065)
Total distributions	(1,155,385)	(3,610,889)
Share transactions Proceeds from sales of shares	46,483,169	80,730,441
Reinvestment of distributions	1,098,205	3,480,678
Cost of shares redeemed	(22,141,673)	(71,473,364)
Net increase (decrease) in net assets resulting from share transactions	25,439,701	12,737,755
Redemption fees	45,523	89,618
Total increase (decrease) in net assets	45,727,569	(71,915,778)

Net Assets
Beginning of period	118,654,808	190,570,586
End of period (including undistributed net investment income of $394,150 and undistributed net investment income of $1,014,338, respectively)	$ 164,382,377	$ 118,654,808
Other Information Shares
Sold	2,213,959	2,829,865
Issued in reinvestment of distributions	53,105	97,635
Redeemed	(1,078,309)	(2,445,688)
Net increase (decrease)	1,188,755	481,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.48	$ 35.88	$ 32.95	$ 30.32	$ 28.79	$ 26.97
Income from Investment Operations
Net investment income (loss) D	.09	.22	.18	.14	.09	.38 G
Net realized and unrealized gain (loss)	3.16	(14.96)	3.07	2.69	1.86	1.47
Total from investment operations	3.25	(14.74)	3.25	2.83	1.95	1.85
Distributions from net investment income	(.20)	(.18)	(.10)	(.08)	(.30)	(.02)
Distributions from net realized gain	-	(.50)	(.25)	(.13)	(.14)	(.04)
Total distributions	(.20)	(.68)	(.35)	(.21)	(.44)	(.06)
Redemption fees added to paid in capital D	.01	.02	.03	.01	.02	.03
Net asset value, end of period	$ 23.54	$ 20.48	$ 35.88	$ 32.95	$ 30.32	$ 28.79
Total Return B, C	16.05%	(41.83)%	10.05%	9.42%	6.92%	6.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.61%	.60%	.58%	.65%	.71%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.42%	.45%	.45%
Expenses net of all reductions	.35% A	.35%	.35%	.42%	.45%	.45%
Net investment income (loss)	.85% A	.72%	.52%	.47%	.30%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,382	$ 118,655	$ 190,571	$ 179,412	$ 117,324	$ 103,333
Portfolio turnover rate F	3% A	13%	18%	7%	10%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.35 per share.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality,

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, market discount, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,913,342
Unrealized depreciation	(46,109,972)
Net unrealized appreciation (depreciation)	$ (19,196,630)
Cost for federal income tax purposes	$ 188,255,256

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

In pursuit of its investment objectives, the Fund is exposed to financial risks. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 642,046	$ 345,377
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 642,046	$ 345,377

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $642,046 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $345,377 for futures contracts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,228,237 and $1,568,724, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of .06% of average net assets. The total amounts paid to and retained by FDC were $38,184 and $0, respectively.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $366 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2010. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $183,926.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

EIF-USAN-0709
1.802767.105

Fidelity®

Nasdaq Composite® Index Tracking Stock

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, Nasdaq Composite® and The Nasdaq Stock Market®, Inc. are registered trademarks of The Nasdaq OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2009

From June 1, 2004
to May 31, 2009	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	622	49.44%	475	37.76%
25 - <50	63	5.01%	33	2.62%
50 - <75	16	1.27%	13	1.03%
75 - <100	4	0.32%	6	0.48%
100 or above	12	0.96%	14	1.11%
Total	717	57.00%	541	43.00%

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.30%	$ 1,000.00	$ 1,158.70	$ 1.61
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.44	$ 1.51

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	7.0	8.1
Apple, Inc.	4.6	3.6
Cisco Systems, Inc.	4.1	4.3
Google, Inc. Class A (sub. vtg.)	3.8	3.1
Oracle Corp.	3.7	3.6
Intel Corp.	3.3	3.4
QUALCOMM, Inc.	2.7	2.4
Amgen, Inc.	2.0	2.6
Research In Motion Ltd.	1.7	1.1
Gilead Sciences, Inc.	1.5	1.8
	34.4
Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	52.2	49.4
Health Care	14.8	16.4
Consumer Discretionary	12.8	11.2
Financials	8.8	11.4
Industrials	5.8	6.2
Consumer Staples	2.0	2.1
Materials	1.2	1.0
Energy	1.2	1.1
Telecommunication Services	1.1	1.0
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2009

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.2%
Amerigon, Inc. (a)(d)	976	$ 4,333
Amerityre Corp. (a)	1,119	282
Ballard Power Systems, Inc. (a)	4,257	7,993
China Automotive Systems, Inc. (a)	846	4,602
Dorman Products, Inc. (a)	869	12,340
Exide Technologies (a)	2,549	15,600
Federal-Mogul Corp. Class A (a)	3,321	33,210
Fuel Systems Solutions, Inc. (a)	539	11,394
Gentex Corp.	4,946	58,313
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	6,329	4,613
Shiloh Industries, Inc. (a)	689	1,647
Spartan Motors, Inc.	682	6,438
Westport Innovations, Inc. (a)	1,040	6,039
Wonder Auto Technology, Inc. (a)	1,014	8,244
		175,048
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	797	9,572
Distributors - 0.1%
Audiovox Corp. Class A (a)	300	1,746
Core-Mark Holding Co., Inc. (a)	273	7,128
LKQ Corp. (a)	4,868	74,432
		83,306
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	682	22,281
Apollo Group, Inc. Class A (non-vtg.) (a)	5,427	320,736
Capella Education Co. (a)	604	31,523
Career Education Corp. (a)	3,139	63,031
Coinstar, Inc. (a)	1,111	32,908
Corinthian Colleges, Inc. (a)	2,892	44,479
Grand Canyon Education, Inc.	1,399	18,970
Learning Tree International, Inc. (a)	851	8,110
Lincoln Educational Services Corp. (a)	920	16,965
Matthews International Corp. Class A	1,144	32,661
Princeton Review, Inc. (a)	981	4,591
Steiner Leisure Ltd. (a)	546	15,916
Stewart Enterprises, Inc. Class A	3,607	14,897
Strayer Education, Inc.	474	87,344
		714,412
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	898	6,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ambassadors Group, Inc.	856	$ 10,554
Ambassadors International, Inc. (a)	474	166
Ameristar Casinos, Inc.	2,021	40,561
Benihana, Inc. (a)	118	826
Benihana, Inc. Class A (sub. vtg.) (a)	222	1,407
BJ's Restaurants, Inc. (a)	1,040	14,914
Bob Evans Farms, Inc.	1,157	29,851
Buffalo Wild Wings, Inc. (a)	552	19,596
California Pizza Kitchen, Inc. (a)	916	12,778
Caribou Coffee Co., Inc. (a)	552	3,599
Carrols Restaurant Group, Inc. (a)	598	4,485
Century Casinos, Inc. (a)	911	2,332
Churchill Downs, Inc.	598	23,280
Cosi, Inc. (a)	1,989	1,512
Cracker Barrel Old Country Store, Inc.	656	20,612
Ctrip.com International Ltd. sponsored ADR	2,286	93,612
Denny's Corp. (a)	4,759	11,993
Einstein Noah Restaurant Group, Inc. (a)	695	5,484
Empire Resorts, Inc. (a)	1,548	2,663
FortuNet, Inc.	456	579
Gaming Partners International Corp. (a)	351	2,176
Great Wolf Resorts, Inc. (a)	1,436	3,892
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,206	18,669
International Speedway Corp. Class A	904	22,410
Interval Leisure Group, Inc. (a)	1,696	16,231
Isle of Capri Casinos, Inc. (a)	1,137	14,940
Jack in the Box, Inc. (a)	1,900	49,970
Jamba, Inc. (a)	2,281	2,281
McCormick & Schmick's Seafood Restaurants (a)	682	4,706
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	3,750	22,575
Monarch Casino & Resort, Inc. (a)	846	6,878
Morgans Hotel Group Co. (a)	1,124	4,518
MTR Gaming Group, Inc. (a)	1,378	2,315
Multimedia Games, Inc. (a)	963	3,448
O'Charleys, Inc.	885	7,142
P.F. Chang's China Bistro, Inc. (a)	791	25,265
Panera Bread Co. Class A (a)	1,007	53,613
Papa John's International, Inc. (a)	890	24,119
Peet's Coffee & Tea, Inc. (a)	559	14,584
Penn National Gaming, Inc. (a)	2,800	92,596
Premier Exhibitions, Inc. (a)	1,327	929
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Red Robin Gourmet Burgers, Inc. (a)	689	$ 11,920
Rick's Cabaret International, Inc. (a)	474	3,204
Ruth's Chris Steak House, Inc. (a)	546	2,108
Scientific Games Corp. Class A (a)	3,373	60,141
Shuffle Master, Inc. (a)	2,476	10,870
Sonic Corp. (a)	1,989	18,756
Starbucks Corp. (a)	24,693	355,332
Texas Roadhouse, Inc. Class A (a)	2,299	26,737
The Cheesecake Factory, Inc. (a)	2,320	39,695
Town Sports International Holdings, Inc. (a)	1,002	3,918
Wynn Resorts Ltd. (a)	4,216	156,245
Youbet.com, Inc. (a)	1,891	5,200
		1,394,437
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	721	1,529
California Coastal Communities, Inc. (a)	650	1,092
Cavco Industries, Inc. (a)	193	4,439
Craftmade International, Inc. (a)	378	990
Dixie Group, Inc. (a)	443	1,302
Flexsteel Industries, Inc.	768	5,998
Garmin Ltd.	6,974	145,617
Helen of Troy Ltd. (a)	921	17,785
Hooker Furniture Corp.	687	8,519
iRobot Corp. (a)	804	10,050
Lifetime Brands, Inc.	468	1,568
Makita Corp. sponsored ADR	76	1,708
Palm Harbor Homes, Inc. (a)	1,574	3,573
Stanley Furniture Co., Inc.	781	7,818
Universal Electronics, Inc. (a)	583	11,438
		223,426
Internet & Catalog Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,560	3,635
Amazon.com, Inc.	14,623	1,140,448
Bidz.com, Inc. (a)	838	2,573
Blue Nile, Inc. (a)	578	26,530
dELiA*s, Inc. (a)	1,067	2,582
Drugstore.com, Inc. (a)	2,814	4,784
Expedia, Inc. (a)	8,963	155,150
Gaiam, Inc. Class A (a)	716	3,967
HSN, Inc. (a)	1,696	19,165
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Liberty Media Corp. Interactive Series A (a)	21,664	$ 126,951
Netflix, Inc. (a)	2,026	79,865
NutriSystem, Inc.	1,183	16,207
Overstock.com, Inc. (a)	843	9,593
PetMed Express, Inc. (a)	1,064	15,556
Priceline.com, Inc. (a)	1,399	154,044
Shutterfly, Inc. (a)	1,251	17,864
Stamps.com, Inc. (a)	585	5,195
Ticketmaster Entertainment, Inc. (a)	1,696	13,195
US Auto Parts Network, Inc. (a)	1,054	3,794
ValueVision Media, Inc. Class A (a)	1,392	1,044
		1,802,142
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	676	2,711
JAKKS Pacific, Inc. (a)	942	12,011
Pool Corp.	1,670	29,108
RC2 Corp. (a)	754	9,071
Smith & Wesson Holding Corp. (a)	1,327	7,007
		59,908
Media - 5.2%
AirMedia Group, Inc. ADR (a)	469	3,135
Alloy, Inc. (a)	521	2,735
Ascent Media Corp. (a)	455	13,159
Beasley Broadcast Group, Inc. Class A	833	2,166
Carmike Cinemas, Inc.	520	4,784
Central European Media Enterprises Ltd. Class A (a)	1,235	23,119
CKX, Inc. (a)	3,880	27,044
Comcast Corp.:
Class A	70,500	970,785
Class A (special) (non-vtg.)	27,457	356,941
Crown Media Holdings, Inc. Class A (a)(d)	3,198	7,579
CTC Media, Inc. (a)	5,213	51,661
Cumulus Media, Inc. Class A (a)	1,768	2,033
Discovery Communications, Inc. (a)	4,518	101,429
Discovery Communications, Inc. Class C (a)	4,621	96,302
DISH Network Corp. Class A (a)	7,247	118,851
DreamWorks Animation SKG, Inc. Class A (a)	2,708	75,445
EDCI Holdings, Inc. (a)	274	1,411
Emmis Communications Corp. Class A (a)	1,015	365
Fisher Communications, Inc.	325	4,001
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Focus Media Holding Ltd. ADR (a)(d)	3,991	$ 34,323
Global Sources Ltd.	1,491	10,169
Global Traffic Network, Inc. (a)	500	1,560
Harris Interactive, Inc. (a)	2,359	1,227
IMAX Corp. (a)	2,263	16,973
Knology, Inc. (a)	1,696	13,568
Lakes Entertainment, Inc. (a)	1,106	3,429
Lamar Advertising Co. Class A (a)(d)	2,658	49,359
Liberty Global, Inc.:
Class A (a)	5,011	69,252
Class B (a)	180	2,430
Class C (a)	4,901	67,046
Liberty Media Corp.:
Capital Series A (a)	3,061	42,517
Entertainment Series A (a)	17,212	415,842
LodgeNet Entertainment Corp. (a)	1,002	5,812
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,418	7,799
Mediacom Communications Corp. Class A (a)	1,440	8,626
Morningstar, Inc. (a)	1,566	64,864
National CineMedia, Inc.	1,872	23,419
Navarre Corp. (a)	1,262	1,161
Net Servicos de Comunicacao SA sponsored ADR	1,277	12,617
New Frontier Media, Inc. (a)	1,262	2,776
News Corp.:
Class A	62,000	606,360
Class B	27,300	306,579
Outdoor Channel Holdings, Inc. (a)	1,631	11,417
Private Media Group, Inc. (a)	2,041	1,735
Radio One, Inc. Class D (non-vtg.) (a)	2,743	878
RCN Corp. (a)	1,691	9,301
Regent Communication, Inc. (a)	2,255	293
Rentrak Corp. (a)	422	4,093
RRSat Global Communications Network Ltd.	786	8,292
Salem Communications Corp. Class A (a)	690	676
Scholastic Corp.	1,475	28,910
Sinclair Broadcast Group, Inc. Class A	2,613	4,599
Sirius XM Radio, Inc. (a)	120,256	42,029
Spanish Broadcasting System, Inc. Class A (a)	1,534	291
The DIRECTV Group, Inc. (a)(d)	34,883	784,868
Thomson Reuters PLC ADR	91	14,945
Value Line, Inc.	526	15,706
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Virgin Media, Inc.	11,342	$ 98,675
VisionChina Media, Inc. ADR (a)	1,527	9,208
WPP PLC sponsored ADR	699	26,136
WPT Enterprises, Inc. (a)	1,178	1,025
Xinhua Sports & Entertainment sponsored ADR (a)	807	549
		4,694,279
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	3,035	135,877
Fred's, Inc. Class A	1,592	20,425
Sears Holdings Corp. (a)(d)	4,142	235,473
The Bon-Ton Stores, Inc.	443	1,679
Tuesday Morning Corp. (a)	1,423	4,995
		398,449
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	755	2,537
America's Car Mart, Inc. (a)	429	7,014
bebe Stores, Inc.	3,563	28,718
Bed Bath & Beyond, Inc. (a)	8,649	243,123
Big 5 Sporting Goods Corp.	903	9,798
Books-A-Million, Inc.	669	4,703
Cache, Inc. (a)	599	2,432
Casual Male Retail Group, Inc. (a)	1,170	2,048
Charlotte Russe Holding, Inc. (a)	604	6,131
Charming Shoppes, Inc. (a)	4,439	16,691
Citi Trends, Inc. (a)	533	13,741
Coldwater Creek, Inc. (a)	2,944	11,187
Conn's, Inc. (a)	947	9,442
Cost Plus, Inc. (a)	729	1,232
Destination Maternity Corp. (a)	117	1,615
Dress Barn, Inc. (a)	2,268	35,902
Eddie Bauer Holdings, Inc. (a)	1,677	788
Finish Line, Inc. Class A	1,626	11,236
Golfsmith International Holdings, Inc. (a)	494	756
Gymboree Corp. (a)	1,007	37,108
Hibbett Sports, Inc. (a)	1,007	18,156
Hot Topic, Inc. (a)	1,639	11,817
Jos. A. Bank Clothiers, Inc. (a)	557	21,082
Kirkland's, Inc. (a)	807	6,440
Monro Muffler Brake, Inc.	681	18,196
O'Reilly Automotive, Inc. (a)	4,599	165,794
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pacific Sunwear of California, Inc. (a)	2,418	$ 10,373
PetSmart, Inc.	4,348	88,525
Pomeroy IT Solutions, Inc. (a)	838	4,165
Rent-A-Center, Inc. (a)	2,307	45,056
Ross Stores, Inc.	4,537	177,669
Select Comfort Corp. (a)	1,769	1,698
Shoe Carnival, Inc. (a)	206	2,190
Staples, Inc.	24,300	496,935
Stein Mart, Inc. (a)	1,534	10,631
The Children's Place Retail Stores, Inc. (a)	1,038	37,275
Tractor Supply Co. (a)	1,119	42,947
Trans World Entertainment Corp. (a)	2,541	2,033
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,295	19,645
Urban Outfitters, Inc. (a)	5,635	115,067
West Marine, Inc. (a)	794	4,510
Wet Seal, Inc. Class A (a)	4,576	14,414
Winmark Corp. (a)	609	8,142
Zumiez, Inc. (a)	1,020	9,098
		1,778,060
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.	351	7,287
Columbia Sportswear Co.	1,189	37,703
Crocs, Inc. (a)	2,788	8,113
Deckers Outdoor Corp. (a)	461	26,720
FGX International Ltd. (a)	872	11,737
Fossil, Inc. (a)	2,158	48,296
Fuqi International, Inc.	794	9,695
G-III Apparel Group Ltd. (a)	650	4,349
Heelys, Inc.	832	1,531
Iconix Brand Group, Inc. (a)	2,171	35,148
K-Swiss, Inc. Class A	1,223	10,701
LJ International, Inc. (a)	851	1,421
Lululemon Athletica, Inc. (a)(d)	2,673	33,760
Perry Ellis International, Inc. (a)	638	5,212
Steven Madden Ltd. (a)	851	23,164
Tandy Brands Accessories, Inc.	877	2,394
True Religion Apparel, Inc. (a)	830	19,140
Volcom, Inc. (a)	1,200	16,404
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Wacoal Holdings Corp. sponsored ADR	193	$ 11,918
Weyco Group, Inc.	520	12,496
		327,189
TOTAL CONSUMER DISCRETIONARY		11,660,228
CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Central European Distribution Corp. (a)	1,493	37,579
Coca-Cola Bottling Co. Consolidated	273	13,317
Hansen Natural Corp. (a)	3,100	113,708
Jones Soda Co. (a)	1,314	1,393
MGP Ingredients, Inc. (a)	552	1,270
National Beverage Corp. (a)	2,107	22,650
		189,917
Food & Staples Retailing - 1.1%
Andersons, Inc.	622	15,612
Arden Group, Inc. Class A	141	18,048
Casey's General Stores, Inc.	1,623	40,948
Costco Wholesale Corp.	14,863	721,153
Ingles Markets, Inc. Class A	487	7,276
Nash-Finch Co.	388	11,372
Pricesmart, Inc.	1,053	17,617
Spartan Stores, Inc.	757	9,394
Susser Holdings Corp. (a)	557	7,564
The Pantry, Inc. (a)	765	15,239
United Natural Foods, Inc. (a)	1,501	34,118
Whole Foods Market, Inc.	4,652	87,783
Winn-Dixie Stores, Inc. (a)	1,839	28,063
		1,014,187
Food Products - 0.5%
AgFeed Industries, Inc. (a)(d)	877	5,315
Alico, Inc.	208	5,314
American Italian Pasta Co. Class A (a)	665	18,387
Bridgford Foods Corp. (a)	1,639	10,572
Cal-Maine Foods, Inc.	770	18,819
Calavo Growers, Inc.	643	10,339
Cresud S.A.C.I.F. y A. sponsored ADR	1,951	18,691
Diamond Foods, Inc.	656	19,345
Farmer Brothers Co.	650	14,502
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)	830	$ 69,280
Hain Celestial Group, Inc. (a)	1,261	21,651
Imperial Sugar Co.	430	4,446
J&J Snack Foods Corp.	741	27,802
Lancaster Colony Corp.	973	44,826
Lance, Inc.	1,293	27,580
Lifeway Foods, Inc. (a)	682	7,652
Origin Agritech Ltd. (a)	604	2,597
Sanderson Farms, Inc.	657	28,652
Smart Balance, Inc. (a)	2,211	16,361
SunOpta, Inc. (a)	2,289	4,029
Synutra International, Inc. (a)(d)	1,891	19,326
Zhongpin, Inc. (a)	900	9,522
		405,008
Household Products - 0.1%
Central Garden & Pet Co. (a)	1,145	12,194
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,652	16,272
WD-40 Co.	806	20,940
		49,406
Personal Products - 0.1%
Bare Escentuals, Inc. (a)	2,866	25,078
Chattem, Inc. (a)	676	40,377
China Sky One Medical, Inc. (a)	500	7,370
Elizabeth Arden, Inc. (a)	1,196	8,432
Inter Parfums, Inc.	1,197	10,043
Mannatech, Inc.	1,002	3,076
Nutraceutical International Corp. (a)	1,046	9,916
Parlux Fragrances, Inc. (a)	976	1,972
Physicians Formula Holdings, Inc. (a)	742	1,039
Reliv International, Inc.	521	1,771
USANA Health Sciences, Inc. (a)	591	15,673
		124,747
Tobacco - 0.0%
Star Scientific, Inc. (a)	2,801	14,005
TOTAL CONSUMER STAPLES		1,797,270
ENERGY - 1.2%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	1,306	13,504
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Bronco Drilling Co., Inc. (a)	916	$ 5,441
Dawson Geophysical Co. (a)	390	10,475
ENGlobal Corp. (a)	910	4,978
Exterran Partners LP	312	4,228
Global Industries Ltd. (a)	3,659	25,613
Gulf Island Fabrication, Inc.	565	8,984
Hercules Offshore, Inc. (a)	3,082	14,300
Lufkin Industries, Inc.	520	23,598
Matrix Service Co. (a)	903	10,222
Mitcham Industries, Inc. (a)	292	1,486
Omni Energy Services Corp. (a)	663	1,512
OYO Geospace Corp. (a)	180	2,790
Patterson-UTI Energy, Inc.	5,297	75,959
PHI, Inc. (non-vtg.) (a)	414	6,537
Superior Well Services, Inc. (a)	981	9,849
T-3 Energy Services, Inc. (a)	416	6,040
Tesco Corp. (a)	1,274	11,339
Trico Marine Services, Inc. (a)	622	1,835
Union Drilling, Inc. (a)	1,007	9,859
		248,549
Oil, Gas & Consumable Fuels - 0.9%
Alliance Holdings GP, LP	2,060	44,908
Alliance Resource Partners LP	1,176	44,759
APCO Argentina, Inc.	903	14,349
Approach Resources, Inc. (a)	910	8,135
Atlas America, Inc.	1,391	25,622
ATP Oil & Gas Corp. (a)	1,280	11,533
BreitBurn Energy Partners LP	2,645	22,218
Brigham Exploration Co. (a)	1,898	6,415
Calumet Specialty Products Partners LP	731	9,646
Capital Product Partners LP	747	7,403
Carrizo Oil & Gas, Inc. (a)	1,033	22,055
Clayton Williams Energy, Inc. (a)	403	9,882
Clean Energy Fuels Corp. (a)	1,488	14,329
Copano Energy LLC	1,618	25,581
CREDO Petroleum Corp. (a)	260	2,382
Crosstex Energy LP	1,714	5,365
Crosstex Energy, Inc.	1,740	6,090
Delta Petroleum Corp. (a)	9,370	18,740
Dorchester Minerals LP	992	20,336
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Double Eagle Petroleum Co. (a)	351	$ 1,667
Eagle Rock Energy Partners LP	1,631	4,877
Energy XXI (Bermuda) Ltd.	5,006	3,154
EV Energy Partners LP	444	9,426
FX Energy, Inc. (a)	1,508	5,384
Geomet, Inc. (a)	2,094	2,618
Georesources, Inc. (a)	396	3,350
GMX Resources, Inc. (a)	570	10,072
Golar LNG Ltd. (NASDAQ)	2,424	18,738
Green Plains Renewable Energy, Inc. (a)	196	862
Gulfport Energy Corp. (a)	1,319	8,204
Hiland Holdings GP LP	739	1,190
Hiland Partners LP	232	1,239
Inergy Holdings LP	760	29,260
Inergy LP	1,722	43,739
Ivanhoe Energy, Inc. (a)	8,612	14,040
James River Coal Co. (a)	1,006	22,555
Knightsbridge Tankers Ltd.	817	12,230
Legacy Reserves LP	1,077	13,269
Linn Energy LLC	4,238	83,701
Martin Midstream Partners LP	689	13,015
NGAS Resources, Inc. (a)(d)	1,119	2,618
Pacific Ethanol, Inc. (a)	1,236	470
Parallel Petroleum Corp. (a)	1,644	3,420
Petroleum Development Corp. (a)	520	9,417
PrimeEnergy Corp. (a)	143	5,433
Quest Resource Corp. (a)	1,028	565
Ram Energy Resources, Inc. (a)	2,580	2,528
Regency Energy Partners LP	2,021	25,545
Rex Energy Corp. (a)	1,079	7,348
Rosetta Resources, Inc. (a)	1,891	16,508
StealthGas, Inc.	968	4,792
Syntroleum Corp. (a)	2,307	5,237
Targa Resources Partners LP	1,339	17,608
TC Pipelines LP	1,176	40,795
TEL Offshore Trust	260	1,409
Top Ships, Inc. (a)	2,379	4,330
Toreador Resources Corp.	1,522	5,890
TransGlobe Energy Corp. (a)	1,574	4,253
Uranium Resources, Inc. (a)	4,213	5,224
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Verenium Corp. (a)	1,950	$ 1,170
Warren Resources, Inc. (a)	2,229	4,948
		791,846
TOTAL ENERGY		1,040,395
FINANCIALS - 8.8%
Capital Markets - 2.5%
American Capital Ltd. (d)	7,091	19,500
BGC Partners, Inc. Class A	1,691	5,699
Broadpoint Securities Group, Inc. (a)	2,000	8,760
Calamos Asset Management, Inc. Class A	817	10,147
Capital Southwest Corp.	169	12,100
Charles Schwab Corp.	39,700	698,720
Cowen Group, Inc. (a)	495	2,510
Diamond Hill Investment Group, Inc.	156	6,189
E*TRADE Financial Corp. (a)(d)	18,419	26,523
Epoch Holding Corp.	955	6,083
FBR Capital Markets Corp. (a)(d)	2,509	12,670
FCStone Group, Inc. (a)	1,025	4,182
FirstCity Financial Corp. (a)	755	3,624
GFI Group, Inc.	3,906	23,475
Harris & Harris Group, Inc. (a)	1,079	4,769
International Assets Holding Corp. (a)	362	5,282
Knight Capital Group, Inc. Class A (a)	3,027	52,095
Northern Trust Corp.	8,259	476,131
optionsXpress Holdings, Inc.	2,041	34,881
Penson Worldwide, Inc. (a)	773	7,637
Prospect Capital Corp.	1,267	10,795
Sanders Morris Harris Group, Inc.	845	4,563
SEI Investments Co.	6,531	100,773
T. Rowe Price Group, Inc.	8,849	359,004
TD Ameritrade Holding Corp. (a)	19,115	325,720
thinkorswim Group, Inc. (a)	3,111	31,390
Thomas Weisel Partners Group, Inc. (a)	994	4,990
TradeStation Group, Inc. (a)	1,553	12,735
U.S. Global Investments, Inc. Class A	682	4,672
		2,275,619
Commercial Banks - 2.6%
1st Source Corp.	960	17,184
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Alliance Financial Corp.	312	$ 7,800
Amcore Financial, Inc.	682	730
American National Bankshares, Inc.	455	8,486
American River Bankshares	430	5,156
AmericanWest Bancorp (a)	689	393
Ameris Bancorp	612	3,837
Ames National Corp.	297	6,080
Arrow Financial Corp.	557	13,981
Associated Banc-Corp.	4,349	62,930
BancFirst Corp.	520	20,062
Bancorp Rhode Island, Inc.	427	8,749
Bancorp, Inc., Delaware (a)	533	3,289
BancTrust Financial Group, Inc.	1,085	4,524
Bank of Florida Corp. (a)	494	1,729
Bank of Granite Corp.	897	3,140
Bank of Marin Bancorp	323	8,721
Bank of the Ozarks, Inc.	624	15,781
Banner Corp.	637	3,918
BNC Bancorp	312	2,206
BOK Financial Corp.	2,399	97,303
Boston Private Financial Holdings, Inc.	1,891	9,417
Bridge Capital Holdings (a)	448	2,688
Bryn Mawr Bank Corp.	494	8,966
Camden National Corp.	260	8,494
Capital Bank Corp.	286	1,599
Capital City Bank Group, Inc.	760	10,762
Cardinal Financial Corp.	1,098	8,905
Cascade Bancorp (d)	1,072	2,069
Cascade Financial Corp.	755	2,627
Cathay General Bancorp	1,670	17,301
Center Bancorp, Inc.	936	7,759
Center Financial Corp., California	494	1,551
Centerstate Banks of Florida, Inc.	533	4,818
Century Bancorp, Inc. Class A (non-vtg.)	429	7,297
Chemical Financial Corp.	804	15,163
Citizens & Northern Corp.	286	5,972
Citizens Banking Corp., Michigan (a)	4,555	5,193
City Bank Lynnwood, Washington (d)	663	1,989
City Holding Co.	630	19,996
CNB Financial Corp., Pennsylvania	591	8,038
CoBiz, Inc.	1,038	6,747
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Colony Bankcorp, Inc.	364	$ 2,654
Columbia Bancorp, Oregon	339	848
Columbia Banking Systems, Inc.	695	7,555
Commerce Bancshares, Inc.	2,585	81,350
Community Bancorp (a)(d)	443	509
Community Trust Bancorp, Inc.	507	13,958
CVB Financial Corp. (d)	2,718	17,259
Eagle Bancorp, Inc., Maryland	643	5,093
East West Bancorp, Inc.	2,086	16,834
Eastern Virgina Bankshares, Inc.	234	1,912
Enterprise Financial Services Corp.	728	5,737
EuroBancshares, Inc. (a)	1,794	2,655
Fidelity Southern Corp.	637	2,007
Fifth Third Bancorp	19,565	134,999
Financial Institutions, Inc.	258	2,980
First Bancorp, North Carolina	624	8,605
First Busey Corp.	1,124	8,711
First Citizen Bancshares, Inc.	297	39,350
First Community Bancshares, Inc.	466	8,127
First Financial Bancorp, Ohio	1,683	14,356
First Financial Bankshares, Inc.	773	37,746
First Financial Corp., Indiana	468	15,748
First M&F Corp.	468	1,989
First Mariner Bancorp, Inc. (a)	767	1,005
First Merchants Corp.	707	6,992
First Midwest Bancorp, Inc., Delaware	1,558	13,555
First of Long Island Corp.	453	11,325
First Regional Bancorp (a)	442	774
First South Bancorp, Inc., Virginia	390	3,861
First State Bancorp.	1,170	1,895
First United Corp.	481	5,820
Firstbank Corp., Michigan	287	1,880
FirstMerit Corp.	2,819	49,079
FNB Corp., North Carolina	357	960
Frontier Financial Corp., Washington (d)	1,371	2,043
Fulton Financial Corp.	5,726	33,268
German American Bancorp, Inc.	534	7,076
Glacier Bancorp, Inc.	2,080	34,466
Great Southern Bancorp, Inc.	448	9,816
Green Bankshares, Inc.	432	2,432
Grupo Financiero Galicia SA sponsored ADR (a)	2,093	5,421
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Guaranty Bancorp (a)	2,041	$ 3,184
Hampton Roads Bankshares, Inc.	800	6,240
Hancock Holding Co.	1,118	39,052
Hanmi Financial Corp.	1,885	2,714
Harleysville National Corp., Pennsylvania	1,500	9,465
Heartland Financial USA, Inc.	624	9,435
Heritage Commerce Corp.	514	3,120
Heritage Financial Corp., Washington	247	2,964
Home Bancshares, Inc.	702	14,005
Horizon Financial Corp.	552	938
Huntington Bancshares, Inc.	12,758	50,011
IBERIABANK Corp.	547	23,805
Independent Bank Corp., Massachusetts	520	10,566
Independent Bank Corp., Michigan	625	1,019
Integra Bank Corp.	715	1,051
International Bancshares Corp.	2,197	24,650
Intervest Bancshares Corp. Class A	286	1,256
Investors Bancorp, Inc. (a)	3,880	33,834
Lakeland Bancorp, Inc.	1,040	11,014
Lakeland Financial Corp.	708	13,225
LNB Bancorp, Inc.	773	3,826
Macatawa Bank Corp.	469	1,670
MainSource Financial Group, Inc.	986	7,858
MB Financial, Inc.	1,209	12,344
MBT Financial Corp.	897	2,018
Mercantile Bank Corp.	221	842
Merchants Bancshares, Inc.	210	4,559
Metrocorp Bancshares, Inc.	71	256
Midwest Banc Holdings, Inc.	1,132	1,370
Nara Bancorp, Inc.	1,254	5,568
National Bankshares, Inc.	294	7,050
National Penn Bancshares, Inc.	2,645	16,029
NBT Bancorp, Inc.	1,092	23,958
NewBridge Bancorp	1,184	2,652
North Valley Bancorp	494	2,302
Northern States Financial Corp.	331	2,300
Northfield Bancorp, Inc.	1,904	20,335
Northrim Bancorp, Inc.	336	5,080
Old Point Financial Corp.	401	8,180
Old Second Bancorp, Inc.	780	5,000
Pacific Capital Bancorp	1,646	8,246
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Continental Corp.	390	$ 4,735
Pacific Mercantile Bancorp (a)	482	1,928
PacWest Bancorp	968	13,678
Peapack-Gladstone Financial Corp.	250	4,225
Penns Woods Bancorp, Inc.	403	12,030
Pennsylvania Communication Bancorp, Inc. (a)	338	6,138
Peoples Bancorp, Inc.	429	7,606
Pinnacle Financial Partners, Inc. (a)	1,007	14,602
Popular, Inc.	9,917	29,156
Preferred Bank, Los Angeles California	443	1,994
PremierWest Bancorp	642	2,292
PrivateBancorp, Inc.	1,072	21,472
Prosperity Bancshares, Inc.	1,618	45,401
Renasant Corp.	669	9,165
Republic Bancorp, Inc., Kentucky Class A	752	18,236
Republic First Bancorp, Inc. (a)	663	5,158
Royal Bancshares of Pennsylvania, Inc. Class A	637	1,389
S&T Bancorp, Inc.	967	14,447
S.Y. Bancorp, Inc.	500	12,390
Sandy Spring Bancorp, Inc.	604	8,245
SCBT Financial Corp.	414	9,336
Seacoast Banking Corp., Florida	742	1,907
Security Bank Corp., Georgia	963	530
Shore Bancshares, Inc.	156	2,886
Sierra Bancorp	416	6,024
Signature Bank, New York (a)	1,265	34,218
Simmons First National Corp. Class A	604	16,507
Smithtown Bancorp, Inc.	448	5,510
South Financial Group, Inc.	2,632	5,001
Southern Community Financial Corp.	547	1,750
Southside Bancshares, Inc.	695	15,929
Southwest Bancorp, Inc., Oklahoma	843	7,798
State Bancorp, Inc., New York	492	3,754
StellarOne Corp.	1,020	12,566
Sterling Bancshares, Inc.	2,489	15,780
Sterling Financial Corp., Washington	1,885	7,823
Suffolk Bancorp	591	15,425
Summit Financial Group, Inc.	351	2,113
Sun Bancorp, Inc., New Jersey	697	4,684
Superior Bancorp	312	1,042
Susquehanna Bancshares, Inc., Pennsylvania	3,022	21,577
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	1,115	$ 30,049
Taylor Capital Group, Inc. (a)	903	5,581
Temecula Valley Bancorp, Inc.	513	205
Texas Capital Bancshares, Inc. (a)	1,144	17,560
The First Bancorp, Inc.	539	9,120
TIB Financial Corp.	768	2,296
TowneBank	799	13,024
Trico Bancshares	682	9,698
Trustmark Corp.	1,900	37,221
UCBH Holdings, Inc.	3,815	5,913
UMB Financial Corp.	1,399	56,142
Umpqua Holdings Corp.	2,255	19,168
Union Bankshares Corp.	604	8,746
United Bankshares, Inc., West Virginia	1,488	31,382
United Community Banks, Inc., Georgia	1,743	13,508
United Security Bancshares, Inc.	403	5,606
United Security Bancshares, California	778	4,746
Univest Corp. of Pennsylvania	617	12,260
Virginia Commerce Bancorp, Inc.	1,391	3,436
VIST Financial Corp.	390	2,921
Washington Banking Co., Oak Harbor	299	2,616
Washington Trust Bancorp, Inc.	690	11,654
WesBanco, Inc.	1,137	18,681
West Bancorp., Inc.	585	3,744
West Coast Bancorp, Oregon	689	1,902
Westamerica Bancorp.	1,009	52,327
Whitney Holding Corp.	2,171	26,920
Wilshire Bancorp, Inc.	877	4,227
Wintrust Financial Corp.	900	16,200
Yadkin Valley Financial Corp.	739	4,767
Zions Bancorp	3,971	54,323
		2,391,381
Consumer Finance - 0.1%
Advanta Corp.:
Class A	617	383
Class B	903	632
Cardtronics, Inc. (a)	1,670	5,411
CompuCredit Corp. (a)(d)	1,770	5,292
Consumer Portfolio Services, Inc. (a)	871	854
Credit Acceptance Corp. (a)	1,085	23,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Dollar Financial Corp. (a)	773	$ 7,784
EZCORP, Inc. (non-vtg.) Class A (a)	1,436	17,447
First Cash Financial Services, Inc. (a)	942	14,234
QC Holdings, Inc.	716	4,582
United Panam Financial Corp. (a)	702	2,843
World Acceptance Corp. (a)	492	9,855
		92,449
Diversified Financial Services - 1.1%
Ampal-American Israel Corp. Class A (a)	1,690	4,174
Asset Acceptance Capital Corp. (a)	1,248	10,733
Asta Funding, Inc.	448	2,128
CME Group, Inc.	2,277	732,374
Compass Diversified Holdings	1,267	11,150
Elron Electronic Industries Ltd. (a)	989	2,987
Encore Capital Group, Inc. (a)	1,222	15,739
Interactive Brokers Group, Inc. (a)	1,358	20,193
Life Partners Holdings, Inc.	471	7,484
MarketAxess Holdings, Inc. (a)	1,014	10,698
Marlin Business Services Corp. (a)	508	1,930
Medallion Financial Corp.	929	6,865
NewStar Financial, Inc. (a)	2,619	7,883
PICO Holdings, Inc. (a)	791	22,093
Portfolio Recovery Associates, Inc. (a)	414	14,892
Resource America, Inc. Class A	585	3,095
The NASDAQ Stock Market, Inc. (a)	6,818	143,928
		1,018,346
Insurance - 1.0%
21st Century Holding Co.	624	2,040
American National Insurance Co.	890	70,506
American Physicians Capital, Inc.	340	13,114
Amerisafe, Inc. (a)	604	9,755
Amtrust Financial Services, Inc.	2,307	22,078
Arch Capital Group Ltd. (a)	2,060	117,235
Argo Group International Holdings, Ltd. (a)	1,077	30,199
Baldwin & Lyons, Inc. Class B	492	9,678
Cincinnati Financial Corp.	5,599	126,593
CNinsure, Inc. ADR (a)	500	5,525
Donegal Group, Inc. Class A	921	13,926
Eastern Insurance Holdings, Inc.	227	2,157
eHealth, Inc. (a)	929	14,864
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
EMC Insurance Group	661	$ 14,436
Enstar Group Ltd. (a)	455	25,116
Erie Indemnity Co. Class A	1,766	61,104
FPIC Insurance Group, Inc. (a)	390	11,599
Greenlight Capital Re, Ltd. (a)	955	15,758
Hallmark Financial Services, Inc. (a)	1,287	8,958
Harleysville Group, Inc.	900	26,361
Infinity Property & Casualty Corp.	539	19,841
IPC Holdings Ltd.	1,922	47,762
Kansas City Life Insurance Co.	442	10,387
Maiden Holdings Ltd.	1,808	9,239
Max Capital Group Ltd.	1,740	27,509
National Interstate Corp.	635	10,154
National Western Life Insurance Co. Class A	143	17,144
Navigators Group, Inc. (a)	583	25,500
PMA Capital Corp. Class A (a)	1,345	6,537
Presidential Life Corp.	882	7,603
Safety Insurance Group, Inc.	461	14,388
Selective Insurance Group, Inc.	1,865	24,637
Specialty Underwriters' Alliance, Inc. (a)	1,197	4,369
State Auto Financial Corp.	1,371	22,909
Tower Group, Inc.	1,411	33,709
United America Indemnity Ltd. Class A (a)	1,371	6,553
United Fire & Casualty Co.	1,064	18,524
		907,767
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	500	9,500
Gladstone Commercial Corp.	474	5,551
Investors Real Estate Trust	2,055	18,290
Mission West Properties, Inc.	586	4,084
Monmouth Real Estate Investment Corp. Class A	1,859	11,210
		48,635
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	232	4,099
Elbit Imaging Ltd.	1,170	24,558
FirstService Corp. (sub. vtg.) (a)	1,189	15,290
Market Leader, Inc. (a)	747	1,352
Stratus Properties, Inc. (a)	232	1,675
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Thomas Properties Group, Inc.	1,626	$ 2,423
ZipRealty, Inc. (a)	1,066	3,198
		52,595
Thrifts & Mortgage Finance - 1.3%
Abington Bancorp, Inc.	1,020	8,272
Anchor BanCorp Wisconsin, Inc.	812	1,047
Atlantic Coast Federal Corp.	599	1,498
Bank Mutual Corp.	1,826	16,562
BankFinancial Corp.	1,033	9,256
BankUnited Financial Corp. Class A (d)	1,184	583
Beneficial Mutual Bancorp, Inc. (a)	3,459	33,068
Berkshire Bancorp, Inc.	832	4,568
Berkshire Hills Bancorp, Inc.	637	13,632
Brookline Bancorp, Inc., Delaware	1,961	19,296
Camco Financial Corp.	443	1,240
Capitol Federal Financial	2,616	110,107
CFS Bancorp, Inc.	325	1,297
Citizens First Bancorp, Inc., Delaware	390	324
Citizens South Banking Corp., Delaware	416	2,080
Clifton Savings Bancorp, Inc.	858	8,580
Cooperative Bankshares, Inc.	547	903
Corus Bankshares, Inc. (a)(d)	2,054	596
Danvers Bancorp, Inc.	549	8,114
Dime Community Bancshares, Inc.	1,488	13,258
ESB Financial Corp.	405	5,508
ESSA Bancorp, Inc.	541	7,547
First Defiance Financial Corp.	287	4,061
First Federal Bancshares of Arkansas, Inc.	377	1,783
First Financial Holdings, Inc.	708	6,322
First Financial Northwest, Inc.	699	6,144
First Niagara Financial Group, Inc.	5,130	65,100
First PacTrust Bancorp, Inc.	416	3,578
First Place Financial Corp.	755	3,186
Flushing Financial Corp.	1,118	11,135
Fox Chase Bancorp, Inc. (a)	690	6,845
HMN Financial, Inc.	188	1,128
Home Federal Bancorp, Inc.	650	6,149
Hudson City Bancorp, Inc.	17,800	228,374
K-Fed Bancorp	734	7,215
Kearny Financial Corp.	2,978	33,413
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
LSB Corp.	669	$ 6,422
MutualFirst Financial, Inc.	300	2,652
NASB Financial, Inc.	352	10,159
Northwest Bancorp, Inc.	1,571	28,985
OceanFirst Financial Corp.	520	6,526
Oritani Financial Corp. (a)	1,345	18,198
Pamrapo Bancorp, Inc.	578	5,618
Parkvale Financial Corp.	260	2,860
People's United Financial, Inc.	11,939	188,636
Provident Financial Holdings, Inc.	196	1,250
Provident New York Bancorp	1,886	15,578
Pulaski Financial Corp.	157	1,021
PVF Capital Corp.	261	551
Riverview Bancorp, Inc.	1,144	3,432
Rockville Financial, Inc.	1,170	12,636
Roma Financial Corp.	1,384	17,411
Severn Bancorp, Inc.	695	2,224
TFS Financial Corp.	10,965	125,111
TierOne Corp.	689	1,550
Tree.com, Inc. (a)	286	2,940
Triad Guaranty, Inc. (a)	585	357
Trustco Bank Corp., New York	2,648	14,935
United Community Financial Corp., Ohio	1,217	1,667
United Financial Bancorp, Inc.	890	11,107
United Western Bancorp, Inc.	234	2,366
ViewPoint Financial Group	1,272	18,609
Washington Federal, Inc.	3,100	40,672
Waterstone Financial, Inc. (a)	1,540	4,666
Westfield Financial, Inc.	1,300	11,960
WSFS Financial Corp.	232	6,155
		1,218,023
TOTAL FINANCIALS		8,004,815
HEALTH CARE - 14.8%
Biotechnology - 7.7%
Aastrom Biosciences, Inc. (a)	4,218	1,415
Abraxis BioScience, Inc. (a)	1,371	70,360
Acadia Pharmaceuticals, Inc. (a)	1,989	3,898
Achillion Pharmaceuticals, Inc. (a)	1,638	2,015
Acorda Therapeutics, Inc. (a)	1,287	31,776
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,632	$ 4,484
Affymax, Inc. (a)	700	11,900
Alexion Pharmaceuticals, Inc. (a)	2,789	101,799
Alkermes, Inc. (a)	3,321	27,033
Allos Therapeutics, Inc. (a)	2,725	19,838
Alnylam Pharmaceuticals, Inc. (a)	1,423	28,972
Altus Pharmaceuticals, Inc. (a)	1,209	351
Amgen, Inc. (a)	35,537	1,774,718
Amicus Therapeutics, Inc. (a)	903	5,996
Amylin Pharmaceuticals, Inc. (a)	4,823	54,596
Anadys Pharmaceuticals, Inc. (a)	1,249	2,785
Antigenics, Inc. (a)	1,742	1,272
Arena Pharmaceuticals, Inc. (a)	3,321	12,254
ARIAD Pharmaceuticals, Inc. (a)	3,849	5,774
ArQule, Inc. (a)	2,809	13,961
Array Biopharma, Inc. (a)	1,456	4,528
AspenBio Pharma, Inc. (a)	1,064	1,692
AVI BioPharma, Inc. (a)	1,664	2,030
BioCryst Pharmaceuticals, Inc. (a)(d)	1,976	7,944
Biogen Idec, Inc. (a)	10,194	527,947
BioMarin Pharmaceutical, Inc. (a)	3,503	48,972
Bionovo, Inc. (a)	3,425	1,713
Biosante Pharmaceuticals, Inc. (a)	923	1,938
Celera Corp. (a)	2,697	20,416
Celgene Corp. (a)	15,734	664,604
Cell Genesys, Inc. (a)	2,840	1,278
Cell Therapeutics, Inc. (a)(d)	14,800	21,164
Cephalon, Inc. (a)	2,325	135,571
Cepheid, Inc. (a)	2,101	21,220
Combinatorx, Inc. (a)	3,030	2,394
Cougar Biotechnology, Inc. (a)	735	31,598
Crucell NV sponsored ADR (a)	416	9,173
Cubist Pharmaceuticals, Inc. (a)	2,000	34,120
CuraGen Corp. (a)	2,567	3,440
Curis, Inc. (a)	2,203	3,216
Cytokinetics, Inc. (a)	1,625	4,453
Cytori Therapeutics, Inc. (a)	780	2,956
CytRx Corp. (a)	4,902	2,647
deCODE genetics, Inc. (a)	2,437	902
Dendreon Corp. (a)	3,956	89,683
Dyax Corp. (a)	2,476	4,952
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dynavax Technologies Corp. (a)	1,397	$ 1,998
EntreMed, Inc. (a)	4,309	3,395
Enzon Pharmaceuticals, Inc. (a)	2,340	18,767
Exact Sciences Corp. (a)	2,562	5,124
Facet Biotech Corp. (a)	789	7,819
Genomic Health, Inc. (a)	1,001	19,419
GenVec, Inc. (a)	3,407	2,163
Genzyme Corp. (a)	9,290	549,411
Geron Corp. (a)(d)	2,957	19,368
Gilead Sciences, Inc. (a)	31,221	1,345,625
GTx, Inc. (a)	1,274	10,956
Halozyme Therapeutics, Inc. (a)	3,178	22,214
Hana Biosciences, Inc. (a)	1,079	281
Human Genome Sciences, Inc. (a)	4,719	11,656
Idenix Pharmaceuticals, Inc. (a)	1,899	6,457
Idera Pharmaceuticals, Inc. (a)	1,040	5,647
ImmunoGen, Inc. (a)	2,145	17,782
Immunomedics, Inc. (a)	3,230	8,043
Incyte Corp. (a)	4,273	14,058
Infinity Pharmaceuticals, Inc. (a)	273	1,638
Inhibitex, Inc. (a)	1,171	422
InterMune, Inc. (a)	1,489	17,600
Isis Pharmaceuticals, Inc. (a)	3,386	46,727
Keryx Biopharmaceuticals, Inc. (a)	1,768	1,238
La Jolla Pharmaceutical Co. (a)	2,385	739
Lexicon Pharmaceuticals, Inc. (a)	5,227	7,266
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	0
Class B (a)	5,464	16,283
MannKind Corp. (a)(d)	4,320	28,426
Marshall Edwards, Inc. (a)	1,938	1,609
Martek Biosciences	1,261	26,721
Maxygen, Inc. (a)	1,462	10,366
Medarex, Inc. (a)	4,296	31,103
Medivation, Inc. (a)	1,020	23,103
Metabasis Therapeutics, Inc. (a)	1,326	369
Metabolix, Inc. (a)	885	6,230
Micromet, Inc. (a)	2,288	9,472
Molecular Insight Pharmaceuticals, Inc. (a)	1,235	4,891
Momenta Pharmaceuticals, Inc. (a)	1,436	12,594
Myriad Genetics, Inc. (a)	3,220	116,435
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Nabi Biopharmaceuticals (a)	3,503	$ 9,913
Neurocrine Biosciences, Inc. (a)	1,222	3,752
NeurogesX, Inc. (a)	924	4,990
Northfield Laboratories, Inc. (a)	1,196	213
Novavax, Inc. (a)	2,679	4,929
NPS Pharmaceuticals, Inc. (a)	2,055	6,823
Nymox Pharmaceutical Corp. (a)(d)	1,014	3,235
ONYX Pharmaceuticals, Inc. (a)	1,930	45,664
Orchid Cellmark, Inc. (a)	2,190	2,562
OREXIGEN Therapeutics, Inc. (a)	1,449	5,158
Orthologic Corp. (a)	2,255	1,533
OSI Pharmaceuticals, Inc. (a)	2,002	67,668
Osiris Therapeutics, Inc. (a)	1,144	14,426
OXiGENE, Inc. (a)	1,444	3,393
PDL BioPharma, Inc.	3,953	27,473
Peregrine Pharmaceuticals, Inc. (a)	5,942	4,694
Pharmasset, Inc. (a)	812	8,526
Poniard Pharmaceuticals, Inc. (a)	1,612	7,302
Progenics Pharmaceuticals, Inc. (a)	1,105	5,713
QLT, Inc. (a)	2,983	6,771
Regeneron Pharmaceuticals, Inc. (a)	2,700	41,337
Repligen Corp. (a)	1,210	4,925
Rigel Pharmaceuticals, Inc. (a)	1,345	11,217
RXi Pharmaceuticals Corp. (a)	247	1,294
Sangamo Biosciences, Inc. (a)	1,548	6,161
Savient Pharmaceuticals, Inc. (a)	1,982	12,586
SciClone Pharmaceuticals, Inc. (a)	1,652	3,948
Seattle Genetics, Inc. (a)	2,731	25,098
Senomyx, Inc. (a)	1,301	2,004
SIGA Technologies, Inc. (a)	1,521	11,088
StemCells, Inc. (a)(d)	2,827	4,608
Sunesis Pharmaceuticals, Inc. (a)	1,625	894
Synta Pharmaceuticals Corp. (a)	1,099	4,572
Targacept, Inc. (a)	924	2,624
Telik, Inc. (a)	2,073	1,389
Theravance, Inc. (a)	1,769	26,181
Transcept Pharmaceuticals, Inc. (a)	234	1,240
Trimeris, Inc.	767	1,496
Trubion Pharmaceuticals, Inc. (a)	599	1,767
United Therapeutics Corp. (a)	904	72,456
Vanda Pharmaceuticals, Inc. (a)	1,106	15,937
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	5,908	$ 176,117
Vical, Inc. (a)	1,781	3,794
XOMA Ltd. (a)	6,381	5,169
Zymogenetics, Inc. (a)	3,644	15,232
		6,947,035
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (a)	968	16,930
Abiomed, Inc. (a)	1,072	6,400
Accuray, Inc. (a)	1,873	11,538
Align Technology, Inc. (a)	2,255	26,677
Alphatec Holdings, Inc. (a)	2,301	5,062
American Medical Systems Holdings, Inc. (a)	2,437	36,969
Analogic Corp.	442	16,129
Angiodynamics, Inc. (a)	859	10,540
Anika Therapeutics, Inc. (a)	1,067	5,388
Aspect Medical Systems, Inc. (a)	1,041	5,590
Atrion Corp.	117	12,893
ATS Medical, Inc. (a)	2,399	7,197
BioLase Technology, Inc. (a)	910	1,347
Candela Corp. (a)	578	636
Cardiac Science Corp. (a)	916	3,783
Cardica, Inc. (a)	755	793
Cardiodynamics International Corp. (a)	352	278
Cardiovascular Systems, Inc. (a)	396	2,590
Cerus Corp. (a)	1,548	1,920
China Medical Technologies, Inc. sponsored ADR	765	15,621
Conceptus, Inc. (a)	942	14,931
CONMED Corp. (a)	1,105	17,404
Cutera, Inc. (a)	365	2,840
Cyberonics, Inc. (a)	1,189	17,229
Cynosure, Inc. Class A (a)	286	1,928
DENTSPLY International, Inc.	5,100	149,226
DexCom, Inc. (a)	1,500	8,340
Electro-Optical Sciences, Inc. (a)(d)	651	5,332
Endologix, Inc. (a)	2,028	4,482
ev3, Inc. (a)	3,737	34,156
Exactech, Inc. (a)	661	10,576
Gen-Probe, Inc. (a)	1,900	80,997
Given Imaging Ltd.	1,281	12,131
Hansen Medical, Inc. (a)	1,059	6,036
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HealthTronics, Inc. (a)	975	$ 1,570
Hologic, Inc. (a)	8,984	113,827
Home Diagnostics, Inc. (a)	573	3,461
I-Flow Corp. (a)	1,267	6,969
ICU Medical, Inc. (a)	572	20,684
IDEXX Laboratories, Inc. (a)	2,010	84,119
Immucor, Inc. (a)	2,433	36,617
Insulet Corp. (a)	851	6,153
Integra LifeSciences Holdings Corp. (a)	934	24,247
Intuitive Surgical, Inc. (a)	1,332	199,374
IRIS International, Inc. (a)	572	6,835
Kensey Nash Corp. (a)	507	12,695
Masimo Corp. (a)	1,905	45,606
Medical Action Industries, Inc. (a)	598	6,106
Meridian Bioscience, Inc.	1,436	27,442
Merit Medical Systems, Inc. (a)	851	11,650
Micrus Endovascular Corp. (a)	474	4,271
Natus Medical, Inc. (a)	934	9,545
Neogen Corp. (a)	520	11,461
NeuroMetrix, Inc. (a)	508	914
NMT Medical, Inc. (a)	716	1,296
Northstar Neuroscience, Inc. (a)	729	1,465
NUCRYST Pharmaceuticals Corp.	812	471
NuVasive, Inc. (a)	1,260	45,511
NxStage Medical, Inc. (a)	2,286	7,932
OraSure Technologies, Inc. (a)	1,547	5,631
Orthofix International NV (a)	739	18,711
Orthovita, Inc. (a)	2,697	10,006
Osteotech, Inc. (a)	760	3,184
Palomar Medical Technologies, Inc. (a)	669	6,804
Quidel Corp. (a)	968	12,323
Rochester Medical Corp. (a)	455	5,788
RTI Biologics, Inc. (a)	2,333	9,099
Shamir Optical Industry Ltd. (a)	508	2,291
Sirona Dental Systems, Inc. (a)	1,930	37,963
Somanetics Corp. (a)	455	7,649
Sonic Innovations, Inc. (a)	578	428
SonoSite, Inc. (a)	637	11,791
Staar Surgical Co. (a)	910	901
Stereotaxis, Inc. (a)	1,470	5,101
SurModics, Inc. (a)	598	11,822
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Syneron Medical Ltd. (a)	968	$ 6,979
Synovis Life Technologies, Inc. (a)	416	8,079
The Spectranetics Corp. (a)	1,560	6,926
ThermoGenesis Corp. (a)	2,866	1,519
Thoratec Corp. (a)	1,950	48,906
TomoTherapy, Inc. (a)	1,612	3,691
Trinity Biotech PLC sponsored ADR (a)	448	1,416
Urologix, Inc. (a)	669	702
Utah Medical Products, Inc.	349	8,599
Vascular Solutions, Inc. (a)	1,041	7,287
Vnus Medical Technologies, Inc. (a)	882	25,543
Volcano Corp. (a)	1,766	21,828
Wright Medical Group, Inc. (a)	1,235	19,266
Young Innovations, Inc.	442	7,846
Zoll Medical Corp. (a)	895	15,027
		1,577,216
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	494	13,037
Allied Healthcare International, Inc. (a)	2,848	5,126
Allion Healthcare, Inc. (a)	1,469	7,756
Almost Family, Inc. (a)	279	7,410
Amedisys, Inc. (a)	890	27,074
America Service Group, Inc. (a)	391	6,143
American Dental Partners, Inc. (a)	339	2,834
AmSurg Corp. (a)	1,144	21,370
Animal Health International, Inc. (a)	781	1,250
Bio-Reference Laboratories, Inc. (a)	492	13,387
BioScrip, Inc. (a)	1,358	5,704
BMP Sunstone Corp. (a)	1,496	6,897
CardioNet, Inc. (a)	747	13,229
Catalyst Health Solutions, Inc. (a)	1,488	31,828
Chindex International, Inc. (a)	526	4,187
Corvel Corp. (a)	416	8,919
Cross Country Healthcare, Inc. (a)	916	7,108
Dialysis Corp. of America (a)	469	2,157
Express Scripts, Inc. (a)	8,474	542,760
Genoptix, Inc. (a)	578	16,808
Gentiva Health Services, Inc. (a)	950	15,134
Health Grades, Inc. (a)	1,314	5,006
Healthways, Inc. (a)	1,293	15,477
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	3,100	$ 141,174
HMS Holdings Corp. (a)	911	32,022
Hythiam, Inc. (a)	1,703	462
InVentiv Health, Inc. (a)	1,274	16,052
IPC The Hospitalist Co., Inc. (a)	550	13,695
LCA-Vision, Inc.	780	4,844
LHC Group, Inc. (a)	676	15,595
LifePoint Hospitals, Inc. (a)	1,852	50,467
Lincare Holdings, Inc. (a)	2,585	56,301
Magellan Health Services, Inc. (a)	1,292	38,579
Medcath Corp. (a)	648	6,908
MWI Veterinary Supply, Inc. (a)	611	17,860
NightHawk Radiology Holdings, Inc. (a)	1,041	4,122
NovaMed Eyecare, Inc. (a)	833	3,199
Odyssey Healthcare, Inc. (a)	1,261	12,383
Patterson Companies, Inc. (a)	4,251	87,528
PDI, Inc. (a)	533	1,631
Providence Service Corp. (a)	702	7,652
PSS World Medical, Inc. (a)	2,047	32,895
Psychiatric Solutions, Inc. (a)	1,917	35,369
ResCare, Inc. (a)	1,183	16,739
Rural/Metro Corp. (a)	949	2,894
Sun Healthcare Group, Inc. (a)	1,605	14,878
The Ensign Group, Inc.	699	10,415
U.S. Physical Therapy, Inc. (a)	578	7,809
VCA Antech, Inc. (a)	2,853	69,242
Virtual Radiologic Corp. (a)	364	2,788
		1,484,104
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc.	5,029	64,924
AMICAS, Inc. (a)	2,255	5,908
athenahealth, Inc. (a)	1,155	34,858
Cerner Corp. (a)	2,814	164,028
Computer Programs & Systems, Inc.	375	12,825
Eclipsys Corp. (a)	1,787	26,358
HLTH Corp. (a)	3,459	40,782
MedAssets, Inc. (a)	2,034	32,158
Merge Healthcare, Inc.	1,392	4,371
Omnicell, Inc. (a)	1,215	11,166
Phase Forward, Inc. (a)	1,447	20,258
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
SXC Health Solutions Corp. (a)	892	$ 22,034
Transcend Services, Inc. (a)	417	5,033
Vital Images, Inc. (a)	455	5,305
		450,008
Life Sciences Tools & Services - 1.1%
Accelrys, Inc. (a)	1,067	5,004
Affymetrix, Inc. (a)	2,918	14,036
Albany Molecular Research, Inc. (a)	1,189	10,404
AMAG Pharmaceuticals, Inc. (a)	638	33,559
Arrowhead Research Corp. (a)	1,794	897
Bruker BioSciences Corp. (a)	6,090	39,768
Caliper Life Sciences, Inc. (a)	1,547	2,305
Clinical Data, Inc. (a)	825	10,098
Dionex Corp. (a)	674	37,987
eResearchTechnology, Inc. (a)	1,795	10,752
Exelixis, Inc. (a)	3,432	19,048
Harvard Bioscience, Inc. (a)	443	1,515
ICON PLC sponsored ADR	1,982	34,566
Illumina, Inc. (a)	4,166	152,934
Kendle International, Inc. (a)	583	6,063
Life Technologies Corp. (a)	5,949	230,702
Luminex Corp. (a)	1,500	23,775
Medtox Scientific, Inc. (a)	312	2,774
Nektar Therapeutics (a)	3,204	21,627
PAREXEL International Corp. (a)	1,852	19,076
Pharmaceutical Product Development, Inc.	3,871	77,536
QIAGEN NV (a)(d)	6,688	117,709
Sequenom, Inc. (a)	2,152	7,080
Techne Corp.	1,300	78,351
Varian, Inc. (a)	955	33,253
		990,819
Pharmaceuticals - 2.2%
Acura Pharmaceuticals, Inc. (a)(d)	1,399	9,821
Adolor Corp. (a)	1,469	3,011
Akorn, Inc. (a)	2,801	3,025
Alexza Pharmaceuticals, Inc. (a)	1,092	2,282
Angiotech Pharmaceuticals, Inc. (a)	2,957	5,390
Ardea Biosciences, Inc. (a)	600	9,396
Auxilium Pharmaceuticals, Inc. (a)	1,466	34,348
AVANIR Pharmaceuticals Class A (a)	1,379	1,751
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Biodel, Inc. (a)	637	$ 2,796
BioForm Medical, Inc. (a)	2,081	2,809
BioMimetic Therapeutics, Inc. (a)	884	7,311
Cadence Pharmaceuticals, Inc. (a)	1,636	17,342
Cardiome Pharma Corp. (a)	2,970	12,241
Columbia Laboratories, Inc. (a)	1,340	1,688
Cypress Bioscience, Inc. (a)	1,339	10,176
DepoMed, Inc. (a)	2,658	5,715
Discovery Laboratories, Inc. (a)	3,204	3,492
Durect Corp. (a)(d)	3,399	7,954
Endo Pharmaceuticals Holdings, Inc. (a)	4,057	64,628
Eurand NV (a)	1,449	18,692
Flamel Technologies SA sponsored ADR (a)(d)	897	5,660
Hi-Tech Pharmacal Co., Inc. (a)	352	2,661
Hollis-Eden Pharmaceuticals, Inc. (a)	695	278
Impax Laboratories, Inc. (a)	1,408	8,884
Inspire Pharmaceuticals, Inc. (a)	2,185	8,959
Ista Pharmaceuticals, Inc. (a)	1,670	4,208
Jazz Pharmaceuticals, Inc. (a)	838	838
Labopharm, Inc. (a)	1,664	3,079
MAP Pharmaceuticals, Inc. (a)	604	7,302
Matrixx Initiatives, Inc. (a)	403	7,500
MDRNA, Inc. (a)	858	1,236
Medicines Co. (a)	1,683	12,892
MiddleBrook Pharmaceuticals, Inc. (a)	5,583	8,709
Mylan, Inc. (a)	10,400	137,384
Noven Pharmaceuticals, Inc. (a)	981	10,889
Novogen Ltd. sponsored ADR (a)	274	932
Obagi Medical Products, Inc. (a)	1,020	7,038
Optimer Pharmaceuticals, Inc. (a)	1,174	14,569
Pain Therapeutics, Inc. (a)	1,886	8,412
Penwest Pharmaceuticals Co. (a)	734	1,754
Perrigo Co.	3,256	87,456
Pozen, Inc. (a)	1,033	7,902
Questcor Pharmaceuticals, Inc. (a)	2,198	9,363
Salix Pharmaceuticals Ltd. (a)	1,756	15,944
Santarus, Inc. (a)	2,112	4,266
Sepracor, Inc. (a)	3,900	61,035
Shire PLC sponsored ADR	1,876	78,229
Somaxon Pharmaceuticals, Inc. (a)	664	531
Spectrum Pharmaceuticals, Inc. (a)	2,073	10,116
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sucampo Pharmaceuticals, Inc. Class A (a)	651	$ 3,652
SuperGen, Inc. (a)	1,652	3,304
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,025	1,113,799
ViroPharma, Inc. (a)	2,800	19,460
Vivus, Inc. (a)	2,775	14,347
Warner Chilcott Ltd. (a)	8,568	112,755
XenoPort, Inc. (a)	942	16,306
		2,035,517
TOTAL HEALTH CARE		13,484,699
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	583	16,277
American Science & Engineering, Inc.	351	21,948
Applied Energetics, Inc. (a)	3,594	1,186
Applied Signal Technology, Inc.	565	11,825
Argon ST, Inc. (a)	687	14,235
Ascent Solar Technologies, Inc. (a)	1,119	6,770
Axsys Technologies, Inc. (a)	448	21,988
BE Aerospace, Inc. (a)	3,775	56,172
Ceradyne, Inc. (a)	903	20,408
Elbit Systems Ltd.	1,436	86,318
Herley Industries, Inc. (a)	663	7,074
Innovative Solutions & Support, Inc.	742	3,391
Kratos Defense & Security Solutions, Inc. (a)	2,795	2,040
Ladish Co., Inc. (a)	526	6,202
LMI Aerospace, Inc. (a)	401	3,777
Sypris Solutions, Inc.	851	689
Taser International, Inc. (a)	2,346	10,229
		290,529
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	1,872	3,482
Atlas Air Worldwide Holdings, Inc. (a)	715	18,504
C.H. Robinson Worldwide, Inc.	5,759	292,672
Dynamex, Inc. (a)	474	7,356
Expeditors International of Washington, Inc.	7,129	233,902
Forward Air Corp.	1,040	22,173
Hub Group, Inc. Class A (a)	1,201	23,732
Pacer International, Inc.	1,332	3,463
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	617	$ 2,079
UTI Worldwide, Inc.	3,464	45,413
		652,776
Airlines - 0.3%
Allegiant Travel Co. (a)	622	25,091
Hawaiian Holdings, Inc. (a)	1,748	9,194
JetBlue Airways Corp. (a)	8,794	39,837
Pinnacle Airlines Corp. (a)	1,093	2,623
Republic Airways Holdings, Inc. (a)	1,462	8,567
Ryanair Holdings PLC sponsored ADR (a)	3,904	113,684
SkyWest, Inc.	1,967	20,162
UAL Corp. (a)	4,937	23,006
		242,164
Building Products - 0.1%
Aaon, Inc.	606	12,605
American Woodmark Corp.	557	10,700
Apogee Enterprises, Inc.	1,046	12,887
Builders FirstSource, Inc. (a)	976	4,011
China Architectural Engineering, Inc. (a)	1,651	2,410
Gibraltar Industries, Inc.	981	7,573
Insteel Industries, Inc.	794	6,844
PGT, Inc. (a)	1,943	3,089
Universal Forest Products, Inc.	637	19,403
		79,522
Commercial Services & Supplies - 0.8%
American Ecology Corp.	726	13,830
APAC Customer Services, Inc. (a)	1,750	9,888
ATC Technology Corp. (a)	884	12,889
Casella Waste Systems, Inc. Class A (a)	994	2,485
CECO Environmental Corp. (a)	448	1,478
Cintas Corp.	5,255	122,389
Copart, Inc. (a)	2,861	87,804
Courier Corp.	377	5,900
Fuel Tech, Inc. (a)	843	8,228
G&K Services, Inc. Class A	609	13,057
GeoEye, Inc. (a)	596	12,790
Healthcare Services Group, Inc.	1,386	24,227
Herman Miller, Inc.	1,865	26,539
ICT Group, Inc. (a)	708	6,252
InnerWorkings, Inc. (a)	1,769	8,244
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Interface, Inc. Class A	1,873	$ 11,875
Intersections, Inc. (a)	573	1,748
Kimball International, Inc. Class B	1,235	7,447
McGrath RentCorp.	1,092	19,831
Mobile Mini, Inc. (a)	1,300	16,393
Multi-Color Corp.	336	4,277
PRG-Schultz International, Inc. (a)	1,501	4,308
Protection One, Inc. (a)	768	1,759
Standard Parking Corp. (a)	819	12,228
Stericycle, Inc. (a)	2,925	146,192
Sykes Enterprises, Inc. (a)	1,241	20,228
Team, Inc. (a)	858	12,141
Tetra Tech, Inc. (a)	1,999	51,314
United Stationers, Inc. (a)	838	30,009
Waste Services, Inc. (a)	1,600	9,296
WCA Waste Corp. (a)	768	2,519
		707,565
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	4,311	114,328
Great Lakes Dredge & Dock Corp.	1,488	7,752
Insituform Technologies, Inc. Class A (a)	1,321	19,273
Integrated Electrical Services, Inc. (a)	635	6,261
Layne Christensen Co. (a)	778	16,634
MYR Group, Inc. (a)	741	14,153
Northwest Pipe Co. (a)	429	16,722
Sterling Construction Co., Inc. (a)	557	9,525
		204,648
Electrical Equipment - 1.2%
A-Power Energy Generation Systems, Ltd. (a)	1,196	14,484
Active Power, Inc. (a)	4,023	1,971
Advanced Battery Technologies, Inc. (a)	1,288	4,611
American Superconductor Corp. (a)(d)	1,384	38,586
Broadwind Energy, Inc. (a)(d)	3,141	28,206
Canadian Solar, Inc. (a)(d)	1,306	17,278
Capstone Turbine Corp. (a)	5,916	3,786
China BAK Battery, Inc. (a)	1,561	3,481
China Sunergy Co. Ltd. ADR (a)	1,144	4,324
Coleman Cable, Inc. (a)	534	1,607
Deswell Industries, Inc.	747	1,897
Encore Wire Corp.	895	19,001
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Ener1, Inc. (a)(d)	3,550	$ 23,785
Energy Conversion Devices, Inc. (a)	1,571	27,037
Evergreen Solar, Inc. (a)	4,465	8,305
First Solar, Inc. (a)	2,800	532,000
Franklin Electric Co., Inc.	799	19,000
FuelCell Energy, Inc. (a)	2,445	8,264
Fushi Copperweld, Inc. (a)	1,007	8,549
GT Solar International, Inc.	5,146	33,037
Harbin Electric, Inc. (a)	898	11,306
Hoku Scientific, Inc. (a)	344	1,035
Hydrogenics Corp. (a)	5,604	3,194
II-VI, Inc. (a)	1,033	24,792
JA Solar Holdings Co. Ltd. ADR (a)	4,153	17,567
Jinpan International Ltd.	300	8,913
LSI Industries, Inc.	604	2,941
Medis Technologies Ltd. (a)	1,105	298
Microvision, Inc. (a)	2,041	4,347
Ocean Power Technologies, Inc. (a)	507	3,691
Orion Energy Systems, Inc. (a)	715	2,503
Plug Power, Inc. (a)	4,382	4,075
Powell Industries, Inc. (a)	526	20,667
Power-One, Inc. (a)	3,191	4,499
Preformed Line Products Co.	154	6,815
Solarfun Power Holdings Co. Ltd. ADR (a)	1,033	7,727
Sunpower Corp.:
Class A (a)(d)	1,819	53,006
Class B (a)	1,440	37,037
Ultralife Corp. (a)	781	5,420
Valence Technology, Inc. (a)	4,270	7,515
Vicor Corp.	1,345	7,317
Woodward Governor Co.	2,320	47,630
		1,081,504
Industrial Conglomerates - 0.0%
Otter Tail Corp.	1,046	19,843
Raven Industries, Inc.	700	19,222
		39,065
Machinery - 1.0%
3D Systems Corp. (a)	864	5,962
Altra Holdings, Inc. (a)	1,007	6,646
American Railcar Industries, Inc.	650	5,239
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Astec Industries, Inc. (a)	791	$ 24,220
Basin Water, Inc. (a)	872	270
Bucyrus International, Inc. Class A	2,619	75,113
Chart Industries, Inc. (a)	1,098	23,311
China Fire & Security Group, Inc. (a)	871	10,626
Columbus McKinnon Corp. (NY Shares) (a)	767	10,654
Commercial Vehicle Group, Inc. (a)	585	737
Dynamic Materials Corp.	390	6,997
Energy Recovery, Inc.	1,540	12,289
Flanders Corp. (a)	1,118	6,037
Flow International Corp. (a)	2,015	4,352
Force Protection, Inc. (a)	2,343	20,220
FreightCar America, Inc.	401	6,709
Gencor Industries, Inc. (a)	300	2,355
Hardinge, Inc.	338	1,572
Hurco Companies, Inc. (a)	195	2,800
Joy Global, Inc.	3,672	126,574
K-Tron International, Inc. (a)	76	6,550
L.B. Foster Co. Class A (a)	500	14,580
Lincoln Electric Holdings, Inc.	1,488	60,710
Middleby Corp. (a)	721	32,380
NN, Inc.	903	1,391
Nordson Corp.	1,200	46,080
Omega Flex, Inc.	312	4,331
PACCAR, Inc.	12,270	366,260
Portec Rail Products, Inc.	742	7,235
RBC Bearings, Inc. (a)	858	15,830
Sun Hydraulics Corp.	609	9,683
Tecumseh Products Co.:
Class A (non-vtg.) (a)	695	5,616
Class B (a)	245	2,205
Twin Disc, Inc.	299	2,165
		927,699
Marine - 0.1%
American Commercial Lines, Inc. (a)	406	7,182
Aries Maritime Transport Ltd.	871	601
DryShips, Inc.	2,383	19,493
Eagle Bulk Shipping, Inc.	1,540	11,981
Euroseas Ltd.	1,183	6,980
FreeSeas, Inc.	1,262	3,269
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
OceanFreight, Inc.	513	$ 867
Paragon Shipping, Inc.	942	4,974
Star Bulk Carriers Corp.	2,411	11,742
TBS International Ltd. Class A (a)	559	5,461
Ultrapetrol (Bahamas) Ltd. (a)	1,002	4,830
		77,380
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	695	6,026
Advisory Board Co. (a)	661	15,335
Barrett Business Services, Inc.	364	3,720
Comsys IT Partners, Inc. (a)	521	2,636
Corporate Executive Board Co.	1,306	22,711
CoStar Group, Inc. (a)	663	23,636
CRA International, Inc. (a)	416	10,962
Diamond Management & Technology Consultants, Inc.	1,560	5,850
Exponent, Inc. (a)	708	18,599
First Advantage Corp. Class A (a)	430	5,796
Heidrick & Struggles International, Inc.	656	12,038
Hudson Highland Group, Inc. (a)	846	1,658
Huron Consulting Group, Inc. (a)	726	33,273
ICF International, Inc. (a)	448	11,917
Kelly Services, Inc. Class A (non-vtg.)	1,358	14,476
Kforce, Inc. (a)	1,475	13,732
LECG Corp. (a)	1,475	4,307
Odyssey Marine Exploration, Inc. (a)	1,462	5,570
On Assignment, Inc. (a)	1,392	4,969
Resources Connection, Inc. (a)	1,467	27,184
School Specialty, Inc. (a)	650	12,363
Thomas Group (a)	937	750
VSE Corp.	175	4,394
		261,902
Road & Rail - 0.5%
AMERCO (a)	700	25,795
Arkansas Best Corp.	877	24,652
Celadon Group, Inc. (a)	599	4,546
Covenant Transport Group, Inc. Class A (a)	742	2,293
Frozen Food Express Industries, Inc.	1,495	5,980
Heartland Express, Inc.	3,308	51,936
J.B. Hunt Transport Services, Inc.	4,230	129,988
Landstar System, Inc.	1,787	67,906
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Marten Transport Ltd. (a)	682	$ 14,547
Old Dominion Freight Lines, Inc. (a)	1,384	40,759
P.A.M. Transportation Services, Inc. (a)	560	2,845
Patriot Transportation Holding, Inc. (a)	128	11,073
Quality Distribution, Inc. (a)	1,677	3,270
Saia, Inc. (a)	331	4,551
Universal Truckload Services, Inc.	773	10,505
USA Truck, Inc. (a)	364	5,140
Vitran Corp., Inc. (a)	820	6,560
Werner Enterprises, Inc.	2,268	40,801
YRC Worldwide, Inc. (a)	1,925	4,967
		458,114
Trading Companies & Distributors - 0.3%
Aceto Corp.	838	5,103
Beacon Roofing Supply, Inc. (a)	1,800	26,100
DXP Enterprises, Inc. (a)	339	5,017
Fastenal Co. (d)	5,100	169,422
H&E Equipment Services, Inc. (a)	1,118	7,379
Houston Wire & Cable Co.	674	8,048
Kaman Corp.	900	14,265
Lawson Products, Inc.	520	5,824
Mitsui & Co. Ltd. sponsored ADR	13	3,298
Rush Enterprises, Inc.:
Class A (a)	314	3,664
Class B (a)	968	9,351
Titan Machinery, Inc. (a)	726	9,119
		266,590
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	669	6,436
Quixote Corp.	429	1,240
		7,676
TOTAL INDUSTRIALS		5,297,134
INFORMATION TECHNOLOGY - 52.2%
Communications Equipment - 10.6%
3Com Corp. (a)	13,058	56,411
Acme Packet, Inc. (a)	1,911	14,810
ADC Telecommunications, Inc. (a)	3,784	26,639
Adtran, Inc.	2,359	49,020
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Airvana, Inc. (a)	1,937	$ 11,390
Alvarion Ltd. (a)	2,585	7,548
Anaren, Inc. (a)	1,020	16,402
Arris Group, Inc. (a)	4,010	48,601
Aruba Networks, Inc. (a)	2,522	16,418
AudioCodes Ltd. (a)	1,716	2,437
Avocent Corp. (a)	1,605	22,470
Bel Fuse, Inc. Class B (non-vtg.)	323	4,361
BigBand Networks, Inc. (a)	1,847	9,641
Black Box Corp.	676	22,254
Blue Coat Systems, Inc. (a)	1,384	19,611
Brocade Communications Systems, Inc. (a)	12,129	89,027
Ceragon Networks Ltd. (a)	1,158	7,168
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,027	1,962
Ciena Corp. (a)	3,160	34,760
Cisco Systems, Inc. (a)	200,299	3,705,532
Cogo Group, Inc. (a)	1,339	8,717
Comtech Telecommunications Corp. (a)	872	25,410
DG FastChannel, Inc. (a)	552	10,924
Digi International, Inc. (a)	1,417	12,271
Ditech Networks, Inc. (a)	1,410	1,509
EchoStar Holding Corp. Class A (a)	1,579	25,311
EMS Technologies, Inc. (a)	580	11,339
Endwave Corp. (a)	773	1,933
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	282	1,320
Extreme Networks, Inc. (a)	4,647	7,668
F5 Networks, Inc. (a)	2,801	88,960
Finisar Corp. (a)	14,782	9,608
Gilat Satellite Networks Ltd. (a)	2,104	7,259
Globecomm Systems, Inc. (a)	625	4,044
Harmonic, Inc. (a)	3,810	22,022
Harris Stratex Networks, Inc. Class A (a)	1,002	4,780
Hughes Communications, Inc. (a)	952	20,868
Infinera Corp. (a)	3,355	28,719
InterDigital, Inc. (a)	1,500	38,430
Ituran Location & Control Ltd.	1,287	11,429
Ixia (a)	3,147	19,197
JDS Uniphase Corp. (a)	7,351	39,622
Juniper Networks, Inc. (a)	17,866	441,826
KVH Industries, Inc. (a)	443	3,225
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Loral Space & Communications Ltd. (a)	650	$ 20,046
MRV Communications, Inc. (a)	4,993	2,746
NETGEAR, Inc. (a)	1,092	15,321
Network Engines, Inc. (a)	1,573	1,258
Nice Systems Ltd. sponsored ADR (a)	1,371	31,478
Occam Networks, Inc. (a)	1,196	3,050
Oclaro, Inc. (a)	6,447	3,997
Oplink Communications, Inc. (a)	981	11,282
Opnext, Inc. (a)	2,054	5,114
ORBCOMM, Inc. (a)	1,288	1,984
Orckit Communications Ltd. (a)	669	2,154
Palm, Inc. (a)(d)	4,815	58,743
Parkervision, Inc. (a)	929	3,029
PC-Tel, Inc.	968	5,382
Polycom, Inc. (a)	2,762	47,810
Powerwave Technologies, Inc. (a)	4,524	6,107
Qiao Xing Universal Telephone, Inc. (a)	742	1,447
QUALCOMM, Inc.	56,657	2,469,679
RADWARE Ltd. (a)	806	6,134
Research In Motion Ltd. (a)	19,315	1,518,932
Riverbed Technology, Inc. (a)	2,379	47,794
SCM Microsystems, Inc. (a)	1,352	3,407
SeaChange International, Inc. (a)	1,137	8,414
ShoreTel, Inc. (a)	2,346	14,334
Sierra Wireless, Inc. (a)	864	5,603
Silicom Ltd. (a)	299	2,027
Sonus Networks, Inc. (a)	9,132	20,547
Starent Networks Corp. (a)	2,614	55,234
Sycamore Networks, Inc. (a)	10,133	30,399
Symmetricom, Inc. (a)	2,120	10,897
Tekelec (a)	2,276	37,167
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	9,545	88,864
Tellabs, Inc. (a)	12,839	71,256
Telular Corp. (a)	793	1,657
Tollgrade Communications, Inc. (a)	617	3,468
UTStarcom, Inc. (a)	3,607	7,466
ViaSat, Inc. (a)	1,012	25,381
Westell Technologies, Inc. Class A (a)	1,950	932
		9,663,393
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 6.6%
ActivIdentity Corp. (a)	1,898	$ 4,403
Adaptec, Inc. (a)	4,771	12,977
Apple, Inc. (a)	30,522	4,145,193
Avid Technology, Inc. (a)	1,345	19,153
Concurrent Computer Corp. (a)	312	1,491
Cray, Inc. (a)	1,105	4,763
Data Domain, Inc. (a)	1,995	50,813
Dell, Inc. (a)	66,316	767,939
Dot Hill Systems Corp. (a)	2,957	2,070
Electronics for Imaging, Inc. (a)	2,255	22,933
Hutchinson Technology, Inc. (a)	916	1,933
iGO, Inc. (a)	1,184	805
Immersion Corp. (a)	1,157	5,149
Intevac, Inc. (a)	604	4,542
Isilon Systems, Inc. (a)	2,223	6,091
LaserCard Corp. (a)	365	1,299
Logitech International SA (a)(d)	6,155	86,355
NetApp, Inc. (a)	11,290	220,155
Novatel Wireless, Inc. (a)	1,235	14,425
Presstek, Inc. (a)	729	1,261
QLogic Corp. (a)	4,288	58,531
Rimage Corp. (a)	721	10,981
SanDisk Corp. (a)	7,546	118,170
Seagate Technology	16,633	144,873
Silicon Graphics International Corp. (a)	877	4,446
STEC, Inc. (a)	2,237	36,664
Stratasys, Inc. (a)	942	9,853
Sun Microsystems, Inc. (a)	25,183	226,647
Super Micro Computer, Inc. (a)	1,059	7,095
Synaptics, Inc. (a)	1,170	41,090
Transact Technologies, Inc. (a)	507	2,525
Xyratex Ltd. (a)	1,020	3,366
		6,037,991
Electronic Equipment & Components - 1.2%
Acacia Research Corp. - Acacia Technologies (a)	897	4,960
Agilysys, Inc.	910	5,879
Brightpoint, Inc. (a)	2,710	16,043
CalAmp Corp. (a)	924	970
Cogent, Inc. (a)	3,120	31,356
Cognex Corp.	1,558	20,394
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Coherent, Inc. (a)	845	$ 16,494
Comverge, Inc. (a)	669	6,824
CPI International, Inc. (a)	767	8,383
Daktronics, Inc.	1,527	13,086
DTS, Inc. (a)	739	19,561
Echelon Corp. (a)	1,586	11,625
Electro Rent Corp.	936	9,032
Electro Scientific Industries, Inc. (a)	1,157	10,367
Entorian Technologies, Inc. (a)	1,716	523
FARO Technologies, Inc. (a)	598	9,227
Flextronics International Ltd. (a)	28,780	113,969
FLIR Systems, Inc. (a)	5,153	115,736
GSI Group, Inc. (a)	1,768	1,591
I. D. Systems Inc. (a)	521	2,094
ICx Technologies, Inc. (a)	936	3,978
Insight Enterprises, Inc. (a)	1,852	13,983
IPG Photonics Corp. (a)	1,358	14,001
Itron, Inc. (a)	1,225	71,467
Littelfuse, Inc. (a)	695	12,190
LoJack Corp. (a)	911	3,025
Magal Security Systems Ltd. (a)	1,306	5,825
Maxwell Technologies, Inc. (a)	741	8,418
Measurement Specialties, Inc. (a)	453	2,492
Mercury Computer Systems, Inc. (a)	825	6,221
Merix Corp. (a)	760	380
Molex, Inc.	3,399	51,937
Molex, Inc. Class A (non-vtg.)	2,658	36,680
MTS Systems Corp.	674	14,949
Multi-Fineline Electronix, Inc. (a)	968	18,537
National Instruments Corp.	2,645	56,100
Newport Corp. (a)	1,059	6,185
NU Horizons Electronics Corp. (a)	1,397	5,197
Optimal Group, Inc. Class A (a)	1,222	453
Orbotech Ltd. (a)	1,222	8,872
OSI Systems, Inc. (a)	622	11,445
PC Connection, Inc. (a)	599	3,205
PC Mall, Inc. (a)	482	3,909
Planar Systems, Inc. (a)	546	704
Plexus Corp. (a)	1,501	27,408
RadiSys Corp. (a)	812	7,032
Richardson Electronics Ltd.	1,041	4,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Rofin-Sinar Technologies, Inc. (a)	973	$ 21,941
Sanmina-SCI Corp. (a)	18,440	13,277
ScanSource, Inc. (a)	1,046	25,878
SMART Modular Technologies (WWH), Inc. (a)	1,834	5,099
Spectrum Control, Inc. (a)	344	2,828
Tech Data Corp. (a)	1,753	56,131
Trimble Navigation Ltd. (a)	3,920	75,186
TTM Technologies, Inc. (a)	1,514	13,475
Universal Display Corp. (a)	1,300	11,427
X-Rite, Inc. (a)	1,041	1,884
Zygo Corp. (a)	872	4,404
		1,048,339
Internet Software & Services - 7.5%
Akamai Technologies, Inc. (a)	5,817	129,486
Art Technology Group, Inc. (a)	4,361	15,700
AsiaInfo Holdings, Inc. (a)	1,462	30,644
Autobytel, Inc. (a)	1,522	685
Baidu.com, Inc. sponsored ADR (a)	897	236,763
Bankrate, Inc. (a)	596	17,946
China Finance Online Co. Ltd. ADR (a)	526	6,586
Chordiant Software, Inc. (a)	1,236	4,969
comScore, Inc. (a)	942	10,503
Constant Contact, Inc. (a)	975	17,150
CryptoLogic Ltd.	416	2,558
DealerTrack Holdings, Inc. (a)	1,644	23,591
Digital River, Inc. (a)	1,319	50,293
DivX, Inc. (a)	1,000	5,300
EarthLink, Inc. (a)	3,861	30,270
eBay, Inc. (a)	44,104	777,112
Equinix, Inc. (a)	1,326	98,654
GigaMedia Ltd. (a)	1,847	11,211
Gmarket, Inc. sponsored ADR (a)	754	18,036
Google, Inc. Class A (sub. vtg.) (a)	8,221	3,430,048
GSI Commerce, Inc. (a)	1,592	20,473
HSW International, Inc. (a)	1,534	245
Hurray! Holding Co. Ltd. ADR (a)	1,457	4,269
IAC/InterActiveCorp (a)	4,734	76,501
InfoSpace, Inc. (a)	1,215	8,505
Internap Network Services Corp. (a)	1,547	4,347
Internet Brands, Inc. Class A (a)	1,248	8,399
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internet Capital Group, Inc. (a)	1,261	$ 7,339
Internet Gold Golden Lines Ltd. (a)	1,144	6,807
Internet Initiative Japan, Inc. sponsored ADR	617	2,554
iPass, Inc. (a)	2,086	3,338
j2 Global Communications, Inc. (a)	1,436	32,023
Keynote Systems, Inc. (a)	585	4,247
Limelight Networks, Inc. (a)	4,189	20,610
Liquidity Services, Inc. (a)	1,033	10,113
LivePerson, Inc. (a)	1,989	6,424
LoopNet, Inc. (a)	1,144	9,301
Marchex, Inc. Class B	1,553	5,171
Mercadolibre, Inc. (a)(d)	1,488	32,200
MIVA, Inc. (a)	2,255	386
ModusLink Global Solutions, Inc. (a)	1,990	8,458
Move, Inc. (a)	5,357	11,250
NetEase.com, Inc. sponsored ADR (a)	2,554	88,317
NIC, Inc.	2,133	12,862
Omniture, Inc. (a)	2,359	27,883
Open Text Corp. (a)	1,766	62,436
OpenTable, Inc.	750	21,360
Openwave Systems, Inc. (a)	3,087	5,433
Perficient, Inc. (a)	1,314	8,357
RADVision Ltd. (a)	1,170	9,126
RealNetworks, Inc. (a)	4,803	12,296
S1 Corp. (a)	2,327	15,777
Saba Software, Inc. (a)	1,392	4,969
SAVVIS, Inc.	1,982	23,328
Selectica, Inc. (a)	5,943	2,139
Sify Technologies Ltd. sponsored ADR (a)	1,249	2,336
Sina Corp. (a)	1,917	53,887
SkillSoft PLC sponsored ADR (a)	3,784	30,915
Sohu.com, Inc. (a)	1,300	82,082
SonicWALL, Inc. (a)	2,262	11,559
Supportsoft, Inc. (a)	2,379	5,281
Switch & Data Facilities Co., Inc. (a)	1,111	14,610
TechTarget, Inc. (a)	1,300	5,226
Terremark Worldwide, Inc. (a)	1,834	9,225
The Knot, Inc. (a)	1,137	9,301
TheStreet.com, Inc.	950	1,853
Travelzoo, Inc. (a)	651	6,627
United Online, Inc.	2,811	17,990
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ValueClick, Inc. (a)	3,250	$ 35,913
VeriSign, Inc. (a)	6,701	156,870
Vignette Corp. (a)	1,046	13,535
VistaPrint Ltd. (a)	1,709	65,438
Vocus, Inc. (a)	552	10,549
Web.com, Inc. (a)	1,144	5,468
WebMD Health Corp. Class A (a)	312	8,474
WebMediaBrands, Inc. (a)	1,470	662
Websense, Inc. (a)	1,410	25,592
Yahoo!, Inc. (a)	47,400	750,816
Zix Corp. (a)	3,568	5,923
		6,824,880
IT Services - 2.2%
Acxiom Corp.	2,788	29,804
Automatic Data Processing, Inc.	17,504	665,327
Cass Information Systems, Inc.	507	15,808
Cognizant Technology Solutions Corp. Class A (a)	9,744	245,451
CSG Systems International, Inc. (a)	1,176	16,194
CyberSource Corp. (a)	2,199	28,587
Edgewater Technology, Inc. (a)	760	2,166
Euronet Worldwide, Inc. (a)	1,722	27,483
ExlService Holdings, Inc. (a)	1,072	10,613
Fiserv, Inc. (a)	5,359	227,007
Forrester Research, Inc. (a)	845	19,579
Gevity HR, Inc.	786	3,136
Hackett Group, Inc. (a)	1,469	3,452
iGate Corp.	1,769	9,446
infoGROUP, Inc. (a)	2,341	13,110
Information Services Group, Inc. (a)	1,080	2,970
Infosys Technologies Ltd. sponsored ADR	3,716	128,499
Integral Systems, Inc. (a)	578	4,393
Lionbridge Technologies, Inc. (a)	1,860	3,069
ManTech International Corp. Class A (a)	694	26,615
NCI, Inc. Class A (a)	250	6,290
Ness Technologies, Inc. (a)	1,020	3,488
Online Resources Corp. (a)	846	4,408
Paychex, Inc.	12,300	336,651
PFSweb, Inc. (a)	131	187
Rainmaker Systems, Inc. (a)	2,081	2,601
RightNow Technologies, Inc. (a)	1,241	10,908
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sapient Corp. (a)	4,000	$ 21,240
Syntel, Inc.	1,397	40,136
Teletech Holdings, Inc. (a)	2,333	26,899
Telvent GIT SA	1,068	19,993
Virtusa Corp. (a)	1,560	11,014
Yucheng Technologies Ltd. (a)	430	3,849
		1,970,373
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,132	46,542
Semiconductors & Semiconductor Equipment - 8.0%
Actel Corp. (a)	864	9,746
Advanced Analogic Technologies, Inc. (a)	1,469	6,948
Advanced Energy Industries, Inc. (a)	1,300	12,285
Altera Corp.	9,872	168,021
Amkor Technology, Inc. (a)	6,641	30,150
ANADIGICS, Inc. (a)	2,613	10,243
Applied Materials, Inc.	45,800	515,708
Applied Micro Circuits Corp. (a)	2,762	21,599
ARM Holdings PLC sponsored ADR	1,794	9,436
ASM International NV (NASDAQ) (a)	299	4,228
ASML Holding NV (NY Shares)	4,647	96,193
Atheros Communications, Inc. (a)	2,060	34,526
Atmel Corp. (a)	15,476	59,583
ATMI, Inc. (a)	1,144	18,567
AuthenTec, Inc. (a)	911	1,594
Axcelis Technologies, Inc. (a)	3,953	1,700
AXT, Inc. (a)	2,302	2,693
Broadcom Corp. Class A (a)	15,024	382,812
Brooks Automation, Inc. (a)	2,606	10,189
Cabot Microelectronics Corp. (a)	851	23,785
California Micro Devices Corp. (a)	1,262	3,067
Camtek Ltd. (a)	1,288	631
Cavium Networks, Inc. (a)	1,326	19,147
Ceva, Inc. (a)	910	6,925
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,866	1,777
Cirrus Logic, Inc. (a)	2,580	10,036
Cohu, Inc.	767	7,095
Conexant Systems, Inc. (a)	1,599	1,855
Cree, Inc. (a)	2,944	89,586
Cymer, Inc. (a)	1,046	29,037
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Diodes, Inc. (a)	1,410	$ 21,672
DSP Group, Inc. (a)	1,131	8,200
EMCORE Corp. (a)	2,372	3,107
Entegris, Inc. (a)	4,524	13,029
Entropic Communications, Inc. (a)	2,106	4,949
Exar Corp. (a)	1,521	9,826
Ezchip Semiconductor Ltd. (a)(d)	884	11,271
FEI Co. (a)	1,261	27,439
FormFactor, Inc. (a)	1,610	29,222
Himax Technologies, Inc. sponsored ADR	3,043	11,046
Hittite Microwave Corp. (a)	1,163	41,728
Ikanos Communications, Inc. (a)	1,612	2,402
Integrated Device Technology, Inc. (a)	6,176	34,771
Integrated Silicon Solution, Inc. (a)	877	2,447
Intel Corp.	190,199	2,989,928
Intersil Corp. Class A	4,283	52,467
IXYS Corp.	1,410	13,353
KLA-Tencor Corp.	5,608	151,416
Kopin Corp. (a)	2,866	11,292
Kulicke & Soffa Industries, Inc. (a)	2,489	11,474
Lam Research Corp. (a)	4,218	110,469
Lattice Semiconductor Corp. (a)	4,239	8,393
Leadis Technology, Inc. (a)	910	491
Linear Technology Corp.	7,403	173,304
LTX-Credence Corp. (a)	4,213	2,359
Marvell Technology Group Ltd. (a)	20,528	234,635
Mattson Technology, Inc. (a)	1,886	2,452
Maxim Integrated Products, Inc.	10,588	171,843
Mellanox Technologies Ltd. (a)	1,469	17,364
Micrel, Inc.	2,749	20,205
Microchip Technology, Inc.	6,251	134,834
Microsemi Corp. (a)	2,684	36,127
Microtune, Inc. (a)	2,723	6,263
Mindspeed Technologies, Inc. (a)	664	1,208
MIPS Technologies, Inc. (a)	1,729	6,726
MKS Instruments, Inc. (a)	1,701	22,981
Monolithic Power Systems, Inc. (a)	1,202	24,893
MoSys, Inc. (a)	1,326	2,122
Nanometrics, Inc. (a)	872	1,753
Netlogic Microsystems, Inc. (a)	669	21,890
Novellus Systems, Inc. (a)	3,464	62,110
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVE Corp. (a)	182	$ 7,282
NVIDIA Corp. (a)	18,317	191,046
O2Micro International Ltd. sponsored ADR (a)	1,410	5,499
Omnivision Technologies, Inc. (a)	1,821	20,741
ON Semiconductor Corp. (a)	14,111	96,660
PDF Solutions, Inc. (a)	1,170	2,200
Pericom Semiconductor Corp. (a)	1,176	11,113
Photronics, Inc. (a)	1,236	3,906
Pixelworks, Inc. (a)	534	935
PLX Technology, Inc. (a)	1,821	5,864
PMC-Sierra, Inc. (a)	7,746	58,792
Power Integrations, Inc.	1,137	25,082
Rambus, Inc. (a)	3,432	44,444
Ramtron International Corp. (a)	2,626	2,731
RF Micro Devices, Inc. (a)	9,665	27,545
Rubicon Technology, Inc. (a)	651	5,983
Rudolph Technologies, Inc. (a)	942	4,173
Semitool, Inc. (a)	1,501	7,355
Semtech Corp. (a)	2,255	36,283
Sigma Designs, Inc. (a)	994	15,367
Silicon Image, Inc. (a)	2,827	6,700
Silicon Laboratories, Inc. (a)	1,571	52,817
Silicon Motion Technology Corp. sponsored ADR (a)	1,067	3,393
Silicon Storage Technology, Inc. (a)	3,646	6,709
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,516	26,018
SiRF Technology Holdings, Inc. (a)	1,651	6,571
Skyworks Solutions, Inc. (a)	5,739	54,693
Standard Microsystems Corp. (a)	830	15,305
Supertex, Inc. (a)	611	14,963
Techwell, Inc. (a)	786	5,062
Tessera Technologies, Inc. (a)	1,579	37,154
Transwitch Corp. (a)	5,577	1,951
Trident Microsystems, Inc. (a)	1,924	3,309
TriQuint Semiconductor, Inc. (a)	5,149	22,913
Ultra Clean Holdings, Inc. (a)	924	2,707
Ultratech, Inc. (a)	650	8,164
Varian Semiconductor Equipment Associates, Inc. (a)	2,593	60,987
Veeco Instruments, Inc. (a)	1,157	12,183
Verigy Ltd. (a)	2,177	26,124
Vimicro International Corp. sponsored ADR (a)	495	1,114
Virage Logic Corp. (a)	1,132	4,754
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Volterra Semiconductor Corp. (a)	1,098	$ 14,999
White Electronic Designs Corp. (a)	1,079	5,330
Xilinx, Inc.	9,287	192,612
Zilog, Inc. (a)	2,198	4,792
Zoran Corp. (a)	1,613	17,872
		7,284,820
Software - 16.0%
Access Integrated Technologies, Inc. Class A (a)	949	1,129
ACI Worldwide, Inc. (a)	1,340	19,979
Activision Blizzard, Inc. (a)	44,695	539,916
Actuate Corp. (a)	565	2,735
Adobe Systems, Inc. (a)	18,123	510,706
Advent Software, Inc. (a)	877	26,915
Allot Communications Ltd. (a)	819	2,187
American Software, Inc. Class A	734	3,663
ANSYS, Inc. (a)	3,113	92,954
ArcSight, Inc. (a)	1,100	17,721
Ariba, Inc. (a)	2,952	27,955
Authentidate Holding Corp. (a)	2,086	2,274
Autodesk, Inc. (a)	7,728	165,843
Blackbaud, Inc.	1,410	19,557
Blackboard, Inc. (a)	1,164	33,546
BluePhoenix Solutions Ltd. (a)	1,092	2,424
Borland Software Corp. (a)	3,035	2,977
Bottomline Technologies, Inc. (a)	903	8,759
CA, Inc.	17,642	307,853
Cadence Design Systems, Inc. (a)	8,989	50,788
Callidus Software, Inc. (a)	2,302	6,515
Catapult Communications Corp. (a)	871	8,170
CDC Corp. Class A (a)	3,672	6,059
Changyou.com Ltd. (A Shares) ADR	260	8,554
Check Point Software Technologies Ltd. (a)	7,325	171,039
Citrix Systems, Inc. (a)	6,186	194,302
CommVault Systems, Inc. (a)	1,384	17,092
Compuware Corp. (a)	8,070	61,574
Concur Technologies, Inc. (a)	1,638	48,321
Convera Corp. Class A (a)	2,346	633
Corel Corp. (a)	708	1,324
Deltek, Inc. (a)	2,008	8,132
DemandTec, Inc. (a)	981	9,074
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Descartes Systems Group, Inc. (a)	2,587	$ 10,189
Digimarc Corp. (a)	159	1,615
Double-Take Software, Inc. (a)	1,252	11,531
ebix.com, Inc. (a)	342	10,831
Electronic Arts, Inc. (a)	11,064	254,361
Entrust, Inc. (a)	3,438	7,254
Epicor Software Corp. (a)	2,236	11,493
EPIQ Systems, Inc. (a)	1,300	19,799
Evolving Systems, Inc. (a)	851	1,659
FalconStor Software, Inc. (a)	2,198	7,979
Fundtech Ltd. (a)	650	6,253
Glu Mobile, Inc. (a)	2,094	1,591
Guidance Software, Inc. (a)	729	2,333
i2 Technologies, Inc. (a)	754	9,259
Informatica Corp. (a)	3,217	52,534
Interactive Intelligence, Inc. (a)	903	11,757
Intuit, Inc. (a)	10,900	296,698
Jack Henry & Associates, Inc.	3,061	56,231
JDA Software Group, Inc. (a)	1,157	17,239
Kenexa Corp. (a)	843	8,152
KongZhong Corp. sponsored ADR (a)	1,236	11,989
Lawson Software, Inc. (a)	5,182	27,257
Macrovision Solutions Corp. (a)	3,443	77,709
Magic Software Enterprises Ltd. (a)	2,372	3,321
Magma Design Automation, Inc. (a)	1,223	1,810
Majesco Entertainment Co. (a)	4,725	6,497
Manhattan Associates, Inc. (a)	800	14,072
Mentor Graphics Corp. (a)	3,165	17,787
MICROS Systems, Inc. (a)	2,650	69,218
Microsoft Corp.	304,552	6,362,066
MicroStrategy, Inc. Class A (a)	325	15,210
Monotype Imaging Holdings, Inc. (a)	1,345	7,599
MSC.Software Corp. (a)	1,800	13,014
Net 1 UEPS Technologies, Inc. (a)	2,109	25,751
NetScout Systems, Inc. (a)	1,618	15,177
Novell, Inc. (a)	12,031	50,049
Nuance Communications, Inc. (a)	9,009	111,712
OpenTV Corp. Class A (a)	5,123	8,965
Opnet Technologies, Inc.	890	9,042
Oracle Corp.	173,000	3,389,070
Parametric Technology Corp. (a)	3,822	44,259
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Pegasystems, Inc.	1,027	$ 27,257
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,063	22,525
Pervasive Software, Inc. (a)	1,392	8,115
Phoenix Technologies Ltd. (a)	1,040	2,902
Plato Learning, Inc. (a)	1,340	4,154
Progress Software Corp. (a)	1,462	32,778
QAD, Inc.	1,431	4,264
Quality Systems, Inc.	955	47,683
Quest Software, Inc. (a)	3,386	43,747
Radiant Systems, Inc. (a)	1,144	8,637
Renaissance Learning, Inc.	1,040	10,202
Retalix Ltd. (a)	682	6,070
Salary.com, Inc. (a)	832	1,639
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,200	69,144
Smith Micro Software, Inc. (a)	1,158	11,302
Soapstone Networks, Inc. (a)	1,041	3,945
Sonic Foundry, Inc. (a)	2,853	2,054
Sonic Solutions, Inc.	845	1,479
Sourcefire, Inc. (a)	812	9,906
SourceForge, Inc. (a)	2,795	2,767
SPSS, Inc. (a)	713	23,793
SuccessFactors, Inc. (a)	1,748	13,704
SumTotal Systems, Inc. (a)	1,457	6,994
Symantec Corp. (a)	28,256	440,511
Symyx Technologies, Inc. (a)	1,196	5,789
Synchronoss Technologies, Inc. (a)	1,085	13,172
Synopsys, Inc. (a)	4,764	92,803
Take-Two Interactive Software, Inc.	2,476	21,442
Taleo Corp. Class A (a)	1,145	17,748
TeleCommunication Systems, Inc. Class A (a)	1,300	9,711
The9 Ltd. sponsored ADR	682	6,233
THQ, Inc. (a)	1,977	12,712
TIBCO Software, Inc. (a)	5,661	37,532
TiVo, Inc. (a)	3,555	24,885
Ultimate Software Group, Inc. (a)	845	17,162
Unica Corp. (a)	858	3,835
Vasco Data Security International, Inc. (a)	1,313	9,729
Veraz Networks, Inc. (a)	4,686	3,843
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Versant Corp. (a)	273	$ 4,120
Wind River Systems, Inc. (a)	2,918	23,023
		14,570,313
TOTAL INFORMATION TECHNOLOGY		47,446,651
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	888	13,258
Altair Nanotechnologies, Inc. (a)	4,629	4,722
American Pacific Corp. (a)	455	2,857
Balchem Corp.	487	11,746
GenTek, Inc. (a)	546	12,826
Hawkins, Inc.	481	10,332
ICO, Inc. (a)	1,314	3,784
Innophos Holdings, Inc.	921	14,358
Innospec, Inc.	884	7,876
KMG Chemicals, Inc.	443	3,101
Landec Corp. (a)	929	6,317
Methanex Corp.	3,204	38,326
Penford Corp.	414	2,525
ShengdaTech, Inc. (a)	1,755	6,880
Sigma Aldrich Corp.	4,267	206,779
Zoltek Companies, Inc. (a)	1,111	10,999
		356,686
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,210	2,807
United States Lime & Minerals, Inc. (a)	299	11,951
		14,758
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	364	9,024
Silgan Holdings, Inc.	1,332	58,954
		67,978
Metals & Mining - 0.7%
Anglo American PLC ADR	4,299	61,691
Century Aluminum Co. (a)	1,623	9,754
China Natural Resources, Inc. (a)(d)	708	7,653
China Precision Steel, Inc. (a)	3,393	7,227
DRDGOLD Ltd. sponsored ADR	1,794	18,532
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Haynes International, Inc. (a)	377	$ 8,652
Horsehead Holding Corp. (a)	1,093	7,848
Kaiser Aluminum Corp.	713	22,153
Lihir Gold Ltd. sponsored ADR (a)	1,014	26,212
Olympic Steel, Inc.	416	7,679
Pan American Silver Corp. (a)	2,762	64,686
Randgold Resources Ltd. sponsored ADR	2,155	150,441
Royal Gold, Inc.	1,392	64,825
Schnitzer Steel Industries, Inc. Class A	752	41,014
Silver Standard Resources, Inc. (a)	2,202	52,606
Steel Dynamics, Inc.	6,279	93,808
Universal Stainless & Alloy Products, Inc. (a)	154	2,139
		646,920
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,159	2,051
TOTAL MATERIALS		1,088,393
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
012 Smile.Communications Ltd. (a)	487	3,453
8X8, Inc. (a)	5,201	3,537
Alaska Communication Systems Group, Inc.	1,423	9,634
Arbinet-thexchange, Inc. (a)	819	1,572
Atlantic Tele-Network, Inc.	479	10,907
Cbeyond, Inc. (a)	955	16,416
Cogent Communications Group, Inc. (a)	1,534	11,981
Consolidated Communications Holdings, Inc.	897	9,239
D&E Communications, Inc.	1,080	10,530
General Communications, Inc. Class A (a)	1,956	12,929
Global Crossing Ltd. (a)	1,766	14,799
HickoryTech Corp.	494	3,557
iBasis, Inc. (a)	2,015	2,640
Level 3 Communications, Inc. (a)	52,812	56,509
Neutral Tandem, Inc. (a)	994	28,826
NTELOS Holdings Corp.	1,571	28,074
PAETEC Holding Corp. (a)	4,803	14,697
Shenandoah Telecommunications Co.	773	14,927
SureWest Communications	611	5,340
Telefonos de Mexico SA de CV Series A sponsored ADR	154	2,555
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
tw telecom, inc. (a)	5,401	$ 64,056
Warwick Valley Telephone Co.	495	6,653
		332,831
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series A sponsored ADR	258	9,869
Centennial Communications Corp. Class A (a)	3,477	29,242
Clearwire Corp. Class A (a)	6,530	29,059
FiberTower Corp. (a)	5,500	4,125
ICO Global Communications Holdings Ltd. Class A (a)	4,660	3,029
IPCS, Inc. (a)	492	8,915
Leap Wireless International, Inc. (a)	2,450	91,851
Millicom International Cellular SA (d)	3,711	225,258
NII Holdings, Inc. (a)	5,744	117,522
Partner Communications Co. Ltd. ADR	500	8,500
SBA Communications Corp. Class A (a)	4,050	103,559
Terrestar Corp. (a)	2,827	1,555
USA Mobility, Inc.	1,163	13,002
		645,486
TOTAL TELECOMMUNICATION SERVICES		978,317
UTILITIES - 0.1%
Electric Utilities - 0.0%
Enernoc, Inc. (a)	768	18,294
MGE Energy, Inc.	791	24,545
		42,839
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	2,496	1,348
Water Utilities - 0.1%
Artesian Resources Corp. Class A	570	9,052
Cadiz, Inc. (a)	492	3,744
Connecticut Water Service, Inc.	403	8,499
Consolidated Water Co., Inc.	611	9,538
Middlesex Water Co.	442	6,086
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Southwest Water Co.	1,371	$ 7,198
York Water Co.	370	5,180
		49,297
TOTAL UTILITIES		93,484
TOTAL COMMON STOCKS (Cost $104,373,063)		90,891,386
Money Market Funds - 2.1%

Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $1,941,175)	1,941,175	1,941,175
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $106,314,238)		92,832,561
NET OTHER ASSETS - (2.1)%		(1,928,236)
NET ASSETS - 100%		$ 90,904,325
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 324
Fidelity Securities Lending Cash Central Fund	30,129
Total	$ 30,453
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 92,832,561	$ 92,831,978	$ -	$ 583
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(41)
Total Unrealized Gain (Loss)	313
Cost of Purchases	35
Proceeds of Sales	(32)
Amortization/Accretion	-
Transfer in/out of Level 3	308
Ending Balance	$ 583

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $2,006,543 all of which will expire on November 30, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009
Assets
Investment in securities, at value (including securities loaned of $1,883,309) - See accompanying schedule: Unaffiliated issuers (cost $104,373,063)	$ 90,891,386
Fidelity Central Funds (cost $1,941,175)	1,941,175
Total Investments (cost $106,314,238)		$ 92,832,561
Receivable for investments sold		16,210
Dividends receivable		105,677
Distributions receivable from Fidelity Central Funds		8,273
Prepaid expenses		662
Receivable from investment adviser for expense reductions		34,001
Other receivables		27
Total assets		92,997,411

Liabilities
Payable to custodian bank	$ 18,798
Payable for investments purchased	9,528
Accrued management fee	17,650
Distribution fees payable	17,703
Other affiliated payables	2,861
Other payables and accrued expenses	85,371
Collateral on securities loaned, at value	1,941,175
Total liabilities		2,093,086

Net Assets		$ 90,904,325
Net Assets consist of:
Paid in capital		$ 108,296,682
Undistributed net investment income		176,798
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,087,478)
Net unrealized appreciation (depreciation) on investments		(13,481,677)
Net Assets, for 1,300,000 shares outstanding		$ 90,904,325
Net Asset Value, offering price and redemption price per share ($90,904,325 ÷ 1,300,000 shares)		$ 69.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2009
Investment Income
Dividends		$ 413,993
Interest		16
Income from Fidelity Central Funds (including $30,129 from security lending)		30,453
Total income		444,462

Expenses
Management fee	$ 92,538
Transfer agent and custody fees	42,164
Distribution fees	34,517
Licensing fees	23,012
Accounting and security lending fees	15,033
Independent trustees' compensation	295
Audit	59,439
Legal	146
Miscellaneous	7,327
Total expenses before reductions	274,471
Expense reductions	(159,006)	115,465
Net investment income (loss)		328,997
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,047,870)
Foreign currency transactions	42
Total net realized gain (loss)		(2,047,828)
Change in net unrealized appreciation (depreciation) on investment securities		13,502,310
Net gain (loss)		11,454,482
Net increase (decrease) in net assets resulting from operations		$ 11,783,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 328,997	$ 744,111
Net realized gain (loss)	(2,047,828)	(21,040,666)
Change in net unrealized appreciation (depreciation)	13,502,310	(19,471,764)
Net increase (decrease) in net assets resulting from operations	11,783,479	(39,768,319)
Distributions to shareholders from net investment income	(346,000)	(588,000)
Distributions to shareholders from net realized gain	-	(121,000)
Total distributions	(346,000)	(709,000)
Share transactions Proceeds from sales of shares	6,580,428	225,500,251
Cost of shares redeemed	(5,918,282)	(221,200,299)
Net increase (decrease) in net assets resulting from share transactions	662,146	4,299,952
Total increase (decrease) in net assets	12,099,625	(36,177,367)

Net Assets
Beginning of period	78,804,700	114,982,067
End of period (including undistributed net investment income of $176,798 and undistributed net investment income of $193,801, respectively)	$ 90,904,325	$ 78,804,700
Other Information Shares
Sold	100,000	2,900,000
Redeemed	(100,000)	(2,700,000)
Net increase (decrease)	-	200,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31,

Years ended November 30,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 60.62	$ 104.53	$ 95.70	$ 88.26	$ 83.67	$ 78.44
Income from Investment Operations
Net investment income (loss) D	.26	.69	.51	.47	.36	1.00 G
Net realized and unrealized gain (loss)	9.32	(43.96)	8.73	7.87	5.40	4.43
Total from investment operations	9.58	(43.27)	9.24	8.34	5.76	5.43
Distributions from net investment income	(.27)	(.53)	(.41)	(.40)	(1.17)	(.20)
Distributions from net realized gain	-	(.11)	-	(.50)	-	-
Total distributions	(.27)	(.64)	(.41)	(.90)	(1.17)	(.20)
Net asset value, end of period	$ 69.93	$ 60.62	$ 104.53	$ 95.70	$ 88.26	$ 83.67
Total Return B, C	15.87%	(41.62)%	9.68%	9.54%	6.96%	6.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.71% A	.73%	.61%	.61%	.59%	.56%
Expenses net of fee waivers, if any	.30% A	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30% A	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	.85% A	.79%	.50%	.52%	.44%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,904	$ 78,805	$ 114,982	$ 172,254	$ 123,570	$ 133,865
Portfolio turnover rate F, I	5% A	10%	9%	7%	9%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.83 per share.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,296,892
Unrealized depreciation	(19,921,779)
Net unrealized appreciation (depreciation)	$ (13,624,887)
Cost for federal income tax purposes	$ 106,457,448

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,243,929 and $2,136,812, respectively.

Securities received and delivered through in-kind subscriptions and redemptions aggregated $6,568,392 and $5,910,546, respectively. Realized gain (loss) of ($834,230) on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of .09% of average net assets. The total amounts paid to and retained by FDC were $34,517 and $0, respectively.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2010. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $159,006.

9. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the

Semiannual Report

9. Share Transactions - continued

Fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $15,000.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at May 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-USAN-0709
1.802769.105

Fidelity® Series

100 Index

Fund

(formerly Fidelity 100 Index Fund)

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.20%	$ 1,000.00	$ 1,003.50	$ 1.00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.93	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.6	8.2
Microsoft Corp.	3.1	3.1
Johnson & Johnson	2.9	3.2
Procter & Gamble Co.	2.9	3.8
AT&T, Inc.	2.8	3.3
International Business Machines Corp.	2.7	2.2
General Electric Co.	2.7	3.6
JPMorgan Chase & Co.	2.7	2.3
Chevron Corp.	2.6	3.2
Apple, Inc.	2.3	1.6
	31.3
Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	17.4
Consumer Staples	14.7	15.3
Energy	14.5	16.2
Health Care	14.1	13.4
Financials	11.7	11.7
Industrials	9.2	10.4
Consumer Discretionary	6.6	5.3
Telecommunication Services	4.7	5.3
Materials	2.0	1.2
Utilities	1.6	2.0

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.3%
Ford Motor Co. (a)	3,128,821	$ 17,990,721
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	1,101,302	64,965,805
Internet & Catalog Retail - 0.5%
Amazon.com, Inc.	317,882	24,791,617
Media - 2.2%
Comcast Corp. Class A	2,848,770	39,227,563
The Walt Disney Co.	1,835,799	44,463,052
Time Warner, Inc.	1,182,701	27,698,857
		111,389,472
Multiline Retail - 0.6%
Target Corp.	744,452	29,256,964
Specialty Retail - 1.3%
Home Depot, Inc.	1,676,702	38,832,418
Lowe's Companies, Inc.	1,449,466	27,554,349
		66,386,767
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	382,975	21,848,724
TOTAL CONSUMER DISCRETIONARY		336,630,070
CONSUMER STAPLES - 14.7%
Beverages - 3.4%
PepsiCo, Inc.	1,539,075	80,108,854
The Coca-Cola Co.	1,968,584	96,775,589
		176,884,443
Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	428,450	20,788,394
CVS Caremark Corp.	1,439,413	42,894,507
Wal-Mart Stores, Inc.	2,211,120	109,981,109
Walgreen Co.	975,829	29,069,946
		202,733,956
Food Products - 1.2%
Campbell Soup Co.	202,556	5,614,852
H.J. Heinz Co.	311,150	11,381,867
Kraft Foods, Inc. Class A	1,453,132	37,941,277
Sara Lee Corp.	687,849	6,183,763
		61,121,759
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.6%
Colgate-Palmolive Co.	495,771	$ 32,696,097
Procter & Gamble Co.	2,898,404	150,543,104
		183,239,201
Personal Products - 0.2%
Avon Products, Inc.	421,631	11,198,519
Tobacco - 2.3%
Altria Group, Inc.	2,043,336	34,920,612
Philip Morris International, Inc.	1,981,780	84,503,099
		119,423,711
TOTAL CONSUMER STAPLES		754,601,589
ENERGY - 14.5%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	305,458	11,931,189
Halliburton Co.	887,249	20,344,620
National Oilwell Varco, Inc. (a)	412,758	15,940,714
Schlumberger Ltd. (NY Shares)	1,182,759	67,689,298
		115,905,821
Oil, Gas & Consumable Fuels - 12.2%
Chevron Corp.	1,982,383	132,165,475
ConocoPhillips	1,463,866	67,103,617
Devon Energy Corp.	438,890	27,755,404
Exxon Mobil Corp.	4,886,962	338,910,812
Occidental Petroleum Corp.	801,331	53,777,323
Williams Companies, Inc.	572,806	9,611,685
		629,324,316
TOTAL ENERGY		745,230,137
FINANCIALS - 11.7%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	1,136,278	31,565,803
Goldman Sachs Group, Inc.	496,875	71,833,219
Morgan Stanley	1,206,996	36,596,119
		139,995,141
Commercial Banks - 3.0%
Regions Financial Corp.	1,082,523	4,535,771
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,873,189	$ 35,965,229
Wells Fargo & Co.	4,528,123	115,467,137
		155,968,137
Consumer Finance - 0.8%
American Express Co.	1,158,100	28,778,785
Capital One Financial Corp.	442,873	10,823,816
		39,602,601
Diversified Financial Services - 4.9%
Bank of America Corp.	7,566,742	85,277,182
Citigroup, Inc. (d)	5,415,631	20,146,147
JPMorgan Chase & Co.	3,716,350	137,133,315
NYSE Euronext	256,134	7,684,020
		250,240,664
Insurance - 0.3%
Allstate Corp.	530,113	13,639,807
TOTAL FINANCIALS		599,446,350
HEALTH CARE - 14.1%
Biotechnology - 1.8%
Amgen, Inc. (a)	1,022,526	51,064,948
Gilead Sciences, Inc. (a)	900,877	38,827,799
		89,892,747
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	607,058	31,075,299
Covidien Ltd.	498,318	17,799,919
Medtronic, Inc.	1,105,854	37,986,085
		86,861,303
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	1,202,168	31,977,669
Pharmaceuticals - 10.0%
Abbott Laboratories	1,528,286	68,864,567
Bristol-Myers Squibb Co.	1,957,610	38,995,591
Johnson & Johnson	2,735,207	150,874,018
Merck & Co., Inc.	2,084,394	57,487,587
Pfizer, Inc.	6,670,649	101,327,158
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	1,608,419	$ 39,245,424
Wyeth	1,316,687	59,066,579
		515,860,924
TOTAL HEALTH CARE		724,592,643
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.4%
General Dynamics Corp.	381,798	21,724,306
Honeywell International, Inc.	727,048	24,108,912
Lockheed Martin Corp.	328,355	27,460,329
Raytheon Co.	395,693	17,667,692
The Boeing Co.	718,095	32,206,561
United Technologies Corp.	931,869	49,025,628
		172,193,428
Air Freight & Logistics - 1.3%
FedEx Corp.	307,848	17,064,015
United Parcel Service, Inc. Class B	984,427	50,343,597
		67,407,612
Industrial Conglomerates - 3.5%
3M Co.	686,117	39,177,281
General Electric Co.	10,443,597	140,779,688
		179,956,969
Machinery - 0.4%
Caterpillar, Inc. (d)	594,872	21,094,161
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	275,225	19,937,299
Norfolk Southern Corp.	362,407	13,481,540
		33,418,839
TOTAL INDUSTRIALS		474,071,009
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	5,772,443	106,790,196
QUALCOMM, Inc.	1,631,202	71,104,095
		177,894,291
Computers & Peripherals - 7.5%
Apple, Inc. (a)	880,703	119,608,274
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	1,711,400	$ 19,818,012
EMC Corp. (a)	1,989,619	23,378,023
Hewlett-Packard Co.	2,370,100	81,412,935
International Business Machines Corp.	1,326,835	141,016,024
		385,233,268
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	236,973	98,872,245
IT Services - 0.2%
MasterCard, Inc. Class A (d)	71,643	12,632,810
Office Electronics - 0.1%
Xerox Corp.	855,219	5,815,489
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	5,500,469	86,467,373
Texas Instruments, Inc.	1,262,433	24,491,200
		110,958,573
Software - 4.5%
Microsoft Corp.	7,561,299	157,955,536
Oracle Corp.	3,792,667	74,298,347
		232,253,883
TOTAL INFORMATION TECHNOLOGY		1,023,660,559
MATERIALS - 2.0%
Chemicals - 1.7%
Dow Chemical Co.	1,043,112	18,442,220
E.I. du Pont de Nemours & Co.	892,546	25,410,785
Monsanto Co.	541,876	44,515,113
		88,368,118
Metals & Mining - 0.2%
Alcoa, Inc. (d)	939,804	8,664,993
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	208,891	7,014,560
TOTAL MATERIALS		104,047,671
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	5,828,111	$ 144,478,872
Verizon Communications, Inc.	2,809,145	82,195,583
		226,674,455
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	2,833,269	14,591,335
TOTAL TELECOMMUNICATION SERVICES		241,265,790
UTILITIES - 1.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	460,918	12,140,580
Entergy Corp.	187,354	13,980,355
Exelon Corp.	650,960	31,252,590
Southern Co.	769,019	21,847,830
		79,221,355
TOTAL COMMON STOCKS (Cost $7,639,596,399)		5,082,767,173
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.31% to 1% 6/4/09 to 12/17/09 (e) (Cost $6,398,356)	$ 6,410,000	6,402,616
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	23,678,002	$ 23,678,002
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	49,744,896	49,744,896
TOTAL MONEY MARKET FUNDS (Cost $73,422,898)		73,422,898
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $7,719,417,653)		5,162,592,687
NET OTHER ASSETS - (0.5)%		(24,821,888)
NET ASSETS - 100%		$ 5,137,770,799
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
140 CME E-mini S&P 500 Index Contracts	June 2009	$ 6,426,700	$ 741,495
208 CME S&P 500 Index Contracts	June 2009	47,741,200	740,454
TOTAL EQUITY INDEX CONTRACTS		$ 54,167,900	$ 1,481,949

The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,902,620.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 195,879
Fidelity Securities Lending Cash Central Fund	2,510,642
Total	$ 2,706,521
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,162,592,687	$ 5,156,190,071	$ 6,402,616	$ -
Other Financial Instruments*	$ 1,481,949	$ 1,481,949	$ -	$ -
*Other financial instruments include Futures Contracts.
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,481,949	$ -
Total Value of Derivatives	$ 1,481,949	$ -

(a) Reflects cumulative appreciation/depreciation on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $84,722,049 of which $2,126,258 and $82,595,791 will expire on November 30, 2015 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,545,785) - See accompanying schedule: Unaffiliated issuers (cost $7,645,994,755)	$ 5,089,169,789
Fidelity Central Funds (cost $73,422,898)	73,422,898
Total Investments (cost $7,719,417,653)		$ 5,162,592,687
Receivable for investments sold		650,277
Receivable for fund shares sold		8,090,255
Dividends receivable		15,377,540
Distributions receivable from Fidelity Central Funds		1,090,715
Receivable for daily variation on futures contracts		651,430
Other receivables		152
Total assets		5,188,453,056

Liabilities
Payable for fund shares redeemed	$ 66,768
Accrued management fee	870,593
Collateral on securities loaned, at value	49,744,896
Total liabilities		50,682,257

Net Assets		$ 5,137,770,799
Net Assets consist of:
Paid in capital		$ 8,098,677,154
Undistributed net investment income		63,226,870
Accumulated undistributed net realized gain (loss) on investments		(468,790,208)
Net unrealized appreciation (depreciation) on investments		(2,555,343,017)
Net Assets, for 771,049,727 shares outstanding		$ 5,137,770,799
Net Asset Value, offering price and redemption price per share ($5,137,770,799 ÷ 771,049,727 shares)		$ 6.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)
Investment Income
Dividends		$ 79,079,848
Interest		43,488
Income from Fidelity Central Funds		2,706,521
Total income		81,829,857

Expenses
Management fee	$ 4,872,463
Independent trustees' compensation	19,099
Miscellaneous	15,341
Total expenses before reductions	4,906,903
Expense reductions	(54)	4,906,849
Net investment income (loss)		76,923,008
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(342,712,734)
Futures contracts	(7,489,855)
Total net realized gain (loss)		(350,202,589)
Change in net unrealized appreciation (depreciation) on: Investment securities	306,262,806
Futures contracts	6,186,863
Total change in net unrealized appreciation (depreciation)		312,449,669
Net gain (loss)		(37,752,920)
Net increase (decrease) in net assets resulting from operations		$ 39,170,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,923,008	$ 155,845,630
Net realized gain (loss)	(350,202,589)	(92,115,917)
Change in net unrealized appreciation (depreciation)	312,449,669	(2,781,558,668)
Net increase (decrease) in net assets resulting from operations	39,170,088	(2,717,828,955)
Distributions to shareholders from net investment income	(152,513,329)	(66,458,057)
Share transactions Proceeds from sales of shares	166,426,225	1,789,174,418
Reinvestment of distributions	152,513,329	66,458,057
Cost of shares redeemed	(285,326,749)	(254,606,741)
Net increase (decrease) in net assets resulting from share transactions	33,612,805	1,601,025,734
Total increase (decrease) in net assets	(79,730,436)	(1,183,261,278)

Net Assets
Beginning of period	5,217,501,235	6,400,762,513
End of period (including undistributed net investment income of $63,226,870 and undistributed net investment income of $140,400,163, respectively)	$ 5,137,770,799	$ 5,217,501,235
Other Information Shares
Sold	28,353,018	191,331,350
Issued in reinvestment of distributions	23,355,793	6,263,719
Redeemed	(43,230,562)	(28,408,196)
Net increase (decrease)	8,478,249	169,186,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2009

November 30,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.84	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.22	.15
Net realized and unrealized gain (loss)	(.08)	(4.06)	.64 G
Total from investment operations	.02	(3.84)	.79
Distributions from net investment income	(.20)	(.11)	-
Net asset value, end of period	$ 6.66	$ 6.84	$ 10.79
Total Return B,C	.35%	(35.95)%	7.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.20% A	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.19%	.19% A
Net investment income (loss)	3.15% A	2.38%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,137,771	$ 5,217,501	$ 6,400,763
Portfolio turnover rateF	19% A	6%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 29, 2007 (commencement of operations) to November 30, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Series 100 Index Fund (the Fund) (formerly Fidelity 100 Index Fund) is a non-diversified fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual fund's for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, contributions in kind, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 60,484,708
Unrealized depreciation	(2,630,963,067)
Net unrealized appreciation (depreciation)	$ (2,570,478,359)
Cost for federal income tax purposes	$ 7,733,071,046

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

In pursuit of its investment objectives, the Fund is exposed to financial risks. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (7,489,855)	$ 6,186,863
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (7,489,855)	$ 6,186,863

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(7,489,855) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $6,186,863 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $467,171,071 and $474,395,922, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,341 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,510,642.

10. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $54.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.

New York, NY

HUN-SANN-0709
1.842446.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 23, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 23, 2009